As filed with the U.S. Securities and Exchange Commission on February 28, 2022

File Nos. 002-77284 and 811-03459

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 74	☒

PENN SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 215-956-8000

Copies to:

KEITH G. HUCKERBY President Penn Series Funds, Inc. 600 Dresher Road Horsham, Pennsylvania 19044	CHRISTOPHER D. MENCONI LAURA E. FLORES Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [date] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On May 1, 2022 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS — MAY 1, 2022

PENN SERIES FUNDS, INC.

MID CAP GROWTH FUND

EMERGING MARKETS EQUITY FUND

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

FUND SUMMARY:  MID CAP GROWTH FUND

Investment Objective	The investment objective of the Mid Cap Growth Fund (the “Fund”) is to provide growth of capital.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. For purposes of this policy, mid-cap companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2022, and as provided by the Sub-Adviser, this range was between $[    ] billion and $[    ] billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets.

In selecting securities for the Fund, the Sub-Adviser primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Sub-Adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; a strong balance sheet; market potential; and profit potential. Part of the Sub-Adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the Sub-Adviser considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Sub-Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within one or more economic sectors. While the Fund’s sector and industry exposure is expected to vary over time, as of                 , 2022, the Fund had significant exposure to the Consumer Discretionary Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.

Principal Risks of Investing

As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

“Growth” Investing Risk. The possibility that the Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Mid-Cap Securities Risk. The possibility that the return on the Fund’s investments in mid-cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid-cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid-cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. While the Fund’s sector and industry exposure is expected to vary over time, as of                 , 2022, the Fund had significant exposure to the [Information Technology Sector, Health Care Sector, Industrials Sector, and Consumer Discretionary Sector]. In addition to these general risks, the sectors specified are also subject to the risks described below.

Information Technology Sector Risk. The Information Technology Sector includes internet and software companies, companies that offer information technology services, and manufacturers and distributors of technology hardware and equipment, including semiconductors, communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments. The prices of the securities of these companies are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Health Care Sector Risk. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The prices of the securities of companies operating in this sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services. This sector also can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, and price controls.

Industrials Sector Risk. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery, and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. This sector also includes companies that provide transportation services. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. The prices of the securities of Industrials companies may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Liquidity risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average capital appreciation.

3

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to May 1, 2014 reflects the Fund’s investment performance when managed by a previous sub-adviser, and performance between May 1, 2014 and April 30, 2021 reflects the Fund’s investment performance when managed by a different sub-adviser, both pursuant to substantially similar principal investment strategies. Since April 30, 2021, Delaware Investments Fund Advisers has been responsible for the Fund’s day-to-day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to April 30, 2021 may have differed had Delaware Investments Fund Advisers been responsible for the day-to-day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

[BAR CHART TO BE INCLUDED IN 485B FILING]

Best Quarter	Worst Quarter
%	%
/ /	/ /

Average Annual Total Return (for Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Mid Cap Growth Fund	%	%	%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)%		%	%

Investment Adviser

Penn Mutual Asset Management, LLC

Investment Sub-Adviser

Delaware Investments Fund Advisers (“DIFA”)

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Kimberly A. Scott, Senior Vice President of DIFA, has served as portfolio manager of the Fund since May 2014.

Nathan A. Brown, Senior Vice President of DIFA, has served as portfolio manager of the Fund since October 2016.

Bradley P. Halverson, Senior Vice President of DIFA, has served as portfolio manager of the Fund since November 2021.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page [            ] of this Prospectus.

4

FUND SUMMARY:  EMERGING MARKETS EQUITY FUND

Investment Objective	The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	%
Distribution (12b-1) Fees	None
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategy

The Fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the Fund are those of issuers that, in the opinion of the Sub-Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.

5

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (or equity-linked instruments) of issuers located in emerging market countries; such issuers may be of any capitalization, but are expected to be primarily large-capitalization issuers. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the Fund’s requirement to invest 80% of its assets in emerging markets countries. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. In determining “location” of an issuer, the Sub-Adviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenues are generated. This evaluation is conducted to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.

While the Fund’s sector and industry exposure is expected to vary over time, as of                 , 2022, the Fund had significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of _____, 2022, the Fund had exposure to India, South Korea and Taiwan, and significant exposure to China.

Principal Risks of Investing

As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Foreign Investment Risk. The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Liquidity Risk. The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Geographic Focus Risk. The Fund may be less diversified across countries or geographic regions. The Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

6

China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The economy of China differs in many respects from the U.S. economy, including with respect to its structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. A relatively small number of Chinese companies represent a large portion of China’s total market and thus, may be more sensitive to adverse political or economic circumstances and market movements. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S., or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and in turn, the Fund’s investments. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.

Investments in China Risk. The Fund, from time to time, may invest in instruments that provide exposure to Chinese issuers, including China A-Shares and participation notes (“P-notes”). Such investments subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability, and related events may cause uncertainty in Chinese markets and adversely affect the Fund’s Chinese investments. In addition, to the extent the Fund invests in A-Shares through China’s foreign investments trading platform, Stock Connect, it will be subject trading, clearance and settlement procedures that are relatively untested in the People’s Republic of China (“PRC”), which could adversely affect the value of the Fund’s investments. In addition, the Fund’s investments in A-Shares through Stock Connect generally are subject to PRC securities regulations and listing rules, among other restrictions and may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Finally, while foreign investors currently are exempted from paying capital gains or value-added taxes on income and gains from investments in A-Shares through Stock Connect, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. The Fund may also gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. The VIE structure does not involve equity ownership in a China-based company but rather involves claims to the China-based company’s profits and control of its assets through contractual arrangements. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. If the Chinese government takes action adversely affecting VIE structures, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach those contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.

Sector Risk. The possibility that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly.

7

While the Fund’s sector and industry exposure is expected to vary over time, as of                 , 2022, the Fund had significant exposure to the [Information Technology Sector, Consumer Staples Sector, Communication Services Sector, Financials Sector, and Consumer Discretionary Sector]. In addition to these general risks, the sectors specified are also subject to the risks described below.

Information Technology Sector Risk. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Consumer Staples Sector Risk. The Consumer Staples Sector includes manufacturers and distributors of food, beverages and tobacco and producers of non-durable household goods and personal products. It also includes food and drug retailing companies as well as hypermarkets and consumer super centers. The performance of companies operating in the Consumer Staples Sector has historically been closely tied to the performance of the overall economy, and also is affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples Sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Financials Sector Risk. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes the Financial Exchanges & Data and Mortgage Real Estate Investment Trusts (“REITs”) sub-industries. Certain financial sector companies serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Consumer Discretionary Sector Risk. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment, and textiles and apparel. The services segment includes restaurants, hotels, and other leisure facilities, media production and services, and consumer retailing and services. The performance of companies operating in this sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, social trends, attitudes and spending. Changes in demographics, disposable income levels, and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Market Risk. The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

8

Large-Cap Securities Risk. The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Equity-Linked Securities Risk. Equity-linked securities, which are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock, are subject to equity securities risk, as well as market risk and other risks associated with the referenced equity security. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. Equity-linked securities may also be subject to both counterparty credit and liquidity risk.

Currency Risk. The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.

9

Performance Information

The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to May 1, 2020 reflects the Fund’s investment performance when managed by a previous sub-adviser pursuant to a different principal investment strategy. Since May 1, 2020, Vontobel Asset Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. Therefore, the performance and average annual total returns shown for periods prior to May 1, 2020 may have differed had Vontobel Asset Management, Inc. been responsible for the day-to-day portfolio management during those periods. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

[BAR CHART TO BE INCLUDED IN 485B FILING]

Best Quarter	Worst Quarter
%	%
/ /	/ /

Average Annual Total Return (for Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	%	%	%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)%		%	%

Investment Adviser

Penn Mutual Asset Management, LLC

Investment Sub-Advisers

Vontobel Asset Management, Inc.

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, has served as portfolio manager of the Fund since May 2020.

Ramiz Chelat, Managing Director, Portfolio Manager, has served as a portfolio manager of the Fund since October 2021.

Jin Zhang, Executive Director and Portfolio Manager at Vontobel, has served as a portfolio manager of the Fund since May 2020.

Purchase and Sale of Fund Shares, Tax Information and Payments to Insurance Companies and Other Financial Intermediaries

For important information about the purchase and sale of Fund shares, tax information and payments to insurance companies and other financial intermediaries, please turn to the “Additional Fund Summary Information” section on page [    ] of this Prospectus.

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ADDITIONAL FUND SUMMARY INFORMATION

Purchase and Sale of Fund shares

The Funds offer their shares only to The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”), for separate accounts (“Separate Accounts”) they establish to fund variable contracts. Penn Mutual or PIA purchases or redeems shares of the Funds based on, among other things, the amount of net premium payments allocated to the investment option selected by the policy holder or contract owner (collectively, the “contract owner”). The variable contract prospectus describes how contract owners may allocate, transfer within and withdraw amounts from their variable contracts.

Tax Information

The Funds expect all net investment income and net realized capital gains of the Funds to be distributed to the Penn Mutual and PIA Separate Accounts (or deemed distributed as a consent dividend) at least annually. Distributions will be reinvested in the distributing Fund unless Penn Mutual or PIA elects otherwise, which is not anticipated. Net investment income and net realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the variable contracts or under a qualified pension or retirement plan. For information about federal income taxation of contract owners, refer to the specific variable contract prospectus.

Payments to Insurance Companies and Other Financial Intermediaries

The Funds are not sold directly to the general public. The Funds offer their shares only through Penn Mutual and PIA Separate Accounts to fund variable contracts. The Funds and their related companies may make payments to Penn Mutual and PIA (or their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing Penn Mutual and PIA or other financial intermediary or your sales person to recommend a variable contract that offers the Funds over another investment. Ask your salesperson or your financial intermediary for more information. The prospectus for your variable contract may also contain additional information about these payments.

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PENN SERIES FUNDS, INC.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

Penn Series Funds, Inc. (the “Company”) is a registered investment company that offers diverse investment options available only through variable contracts of Penn Mutual and PIA. Shares of the Penn Series Funds are held by Penn Mutual and PIA in Separate Accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The Company offers 29 different portfolios advised by PMAM. The Mid Cap Growth Fund and Emerging Markets Equity Fund are sub-advised by Delaware Investments Fund Advisers and Vontobel Asset Management, Inc., respectively.

More Information About the Funds’ Investment Objectives

Each Fund’s investment objective is a non-fundamental policy of the Fund and may be changed by the Company’s Board of Directors without the approval of shareholders.

There is no guarantee that a Fund will be able to achieve its investment objective, and it is possible to lose money by investing in a Fund.

More Information About the Funds’ Principal Investment Strategies

Each Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non-fundamental policy of the Fund that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of determining compliance with a Fund’s 80% investment policy, a Fund typically values a derivative position by reference to its market value.

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are summarized in each Fund’s “Fund Summary” section and are described in more detail in this section.

The following sections provide additional information regarding certain of the Funds’ principal investment strategies.

Temporary Investing. Each Fund may invest without limit in money market instruments and other short-term fixed income securities in an effort to protect the value of the Fund when a Fund’s Adviser or Sub-Adviser believes that changes in economic, financial or political conditions warrant. When a Fund engages in temporary defensive investing, it may not achieve its investment objective. A Fund may be invested in this manner for extended periods, depending on the Adviser’s or Sub-Adviser’s assessment of market conditions, which could result in lower returns and loss of market opportunity.

More Information About the Funds’ Principal Investment Risks

The following section provides additional information regarding the principal risks summarized under “Principal Risks of Investing” in the Fund Summaries. The tables below identify the principal risks of investing in each Fund.

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	Mid Cap Growth Fund	Emerging Markets Equity Fund
Currency Risk		X
Emerging Markets Risk		X
Equity-Linked Securities Risk		X
Equity Securities Risk	X	X
Foreign Investment Risk		X
Geographic Focus Risk		X
China		X
India		X
South Korea		X
Taiwan		X
“Growth” Investing Risk	X
Investments in China Risk		X
Large-Cap Securities Risk		X
Liquidity Risk	X	X
Management Risk	X	X
Market Risk	X	X
Mid-Cap Securities Risk	X
Sector Risk	X	X
Communication Services Sector Risk		X
Consumer Discretionary Sector Risk	X	X
Consumer Staples Sector Risk		X
Financials Sector Risk		X
Health Care Sector Risk	X
Industrials Sector Risk	X
Information Technology Sector Risk	X	X

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Currency Risk. The possibility that the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United State or abroad. A Sub-Adviser may, but is not required to, invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will succeed in doing so. A Fund could be exposed to risk if the counterparties are unable to meet the terms of the hedging contracts. In addition, a hedging strategy relies upon the ability of the Sub-Adviser to accurately predict movements in currency exchange rates. In certain markets, it may not be possible to hedge currency risk.

Emerging Markets Risk. The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity-Linked Securities Risk. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. A Fund’s investments in equity-linked securities are subject to equity securities risk, as well as market risks associated with the referenced equity security. In addition, to the extent that a Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and will be subject to the Fund’s restrictions on investments in foreign securities. A Fund also bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security.

Equity Securities Risk. The possibility that an investment in equity securities may be more volatile than an investment in fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase common stocks, depositary receipts and limited partnership interests. A Fund may invest in equity securities that are publicly-traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. Common stock in which the Funds invest represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Foreign Investment Risk. The possibility that a Fund’s investments in foreign securities, including ADRs and GDRs, may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. Because of its foreign investments, a Fund may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Geographic Focus Risk. The possibility that the Fund may be less diversified across countries or geographic regions and the Fund’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

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China. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the PRC government at various levels, in recent years, the PRC government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in recent decades, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of high inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

For several decades, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress. However, there can be no assurance that the PRC government will continue to pursue such economic policies or that such policies, if pursued, will be successful. Any adjustment and modification of those economic policies may have an adverse impact on the securities markets in the PRC. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of a Fund.

Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the issuers of the A-Shares. The laws, regulations, including the investment regulations, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in a Fund’s portfolio.

The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulations. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and a Fund’s investments.

The Chinese economy is export-driven and highly reliant on trade. The performance of the Chinese economy may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the European Union, the US, Hong Kong, the Association of South East Asian Nations, and Japan, would adversely affect the Chinese economy and a Fund’s investments.

In addition, as much of China’s growth over recent decades has been a result of significant investment in substantial export trade, international trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. The current political climate has intensified concerns about trade tariffs and a potential trade war between China and the US. These consequences may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to a Fund. Events such as these are difficult to predict and may or may not occur in the future.

China has been transitioning to a market economy since the late seventies, and has only recently opened up to foreign investment and permitted private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth, developing into one of the largest and fastest growing economies in the world. There is no assurance, however, that the Chinese government will not revert to the economic policy of central planning that it implemented prior to 1978 or that such growth will be sustained in the future. Moreover, the current major slowdown in other significant economies of the world, such as the US, the European Union and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would adversely impact a Fund’s investments.

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India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on Funds that invest in India. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states.

South Korea. Investments in South Korean issuers involve risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. The South Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). South Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems. Relations with North Korea could also have a significant impact on the economy of South Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on the Fund’s performance.

Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

“Growth” Investing Risk. The possibility that a Fund’s investments in securities of companies perceived to be “growth” companies may underperform when the Fund’s investment style shifts out of favor and may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Investments in China Risk. Investing in securities of Chinese issuers, whether directly through China A- Shares or indirectly through, P-notes, involves certain risks and considerations not typically associated with investing in securities of US issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade limitations, (xi) restrictions on foreign ownership, (xii) custody- and trading restriction-related risks associated with investing through Stock Connect, (xiii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, and (xiv) different and less stringent financial reporting standards.

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Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to a daily quota, which may restrict or preclude the Fund’s ability to invest in A-Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. In addition, the Fund’s investments in A-Shares through Stock Connect generally are subject to PRC securities regulations and listing rules, among other restrictions and may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. Finally, while foreign investors currently are exempted from paying capital gains or value-added taxes on income and gains from investments in A-Shares through Stock Connect, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. In addition, each of the Shanghai Stock Exchange and Shenzhen Stock Exchange reserves the right to suspend trading under Stock Connect under certain circumstances. Where such a suspension of trading is effected, a Fund’s ability to access A-Shares through Stock Connect will be adversely affected. In addition, if one or both of the Chinese and Hong Kong markets are closed on a US trading day, the Fund may not be able to acquire or dispose of A-Shares through Stock Connect in a timely manner, which could adversely affect the Fund’s performance.

A Fund’s investments in A-Shares though Stock Connect are held by its custodian in accounts in Central Clearing and Settlement System maintained by the Hong Kong Securities Clearing Company Limited (“HKSCC”), which in turn holds the A-Shares, as the nominee holder, through an omnibus securities account in its name registered with the China Securities Depository and Clearing Corporation Limited. The precise nature and rights of the Fund as the beneficial owner of the A-Shares purchased through Stock Connect, as well as the nature and methods of enforcement of such rights, is not well defined under PRC law. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong, there is a risk that the Fund’s A-Shares investments may not be regarded as held for the beneficial ownership of a Fund or as part of the general assets of HKSCC available for general distribution to its creditors.

To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P- note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P- note or that the trading price of a P-note will equal the value of the underlying security.

A Fund may also gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. Such investments are subject to the investment risks associated with the Chinese-based company. The VIE structure enables foreign investors, such as a Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. The VIE structure does not involve direct equity ownership in a China-based company, but rather involves claims to the China-based company’s profits and control of the assets that belong to the China-based company through contractual arrangements. Intervention by the Chinese government with respect to the VIE structure could significantly affect the Chinese operating company’s performance and thus, the value of a Fund’s investment through a VIE structure, as well as the enforceability of the contractual arrangements of the VIE structure. In the event of such an occurrence, a Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of the arrangements, or the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.

Large-Cap Securities Risk. The possibility that a Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. The possibility that the market for certain Fund investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances. Illiquid securities may also be more difficult to value. A Fund’s investments in illiquid securities may reduce

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the returns of the Fund because, to meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions at a loss. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk. The possibility that the investment decisions, techniques, analyses or models implemented by the Adviser or Sub-Adviser of an actively managed Fund in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. An actively managed Fund is subject to the risk that the Adviser or Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Market Risk. The possibility that the values of, and/or the income generated by, investments held by a Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those affecting the issuers of such securities, particular industries or sectors, or the market as a whole. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. These adverse developments may affect markets globally or specific geographic regions, countries, industries or sectors, and may disrupt markets to varying degrees over the short-term and for significantly longer periods during prolonged market downturns. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena, as well as widespread disease, including pandemics and epidemics, also have been and may, in the future, be highly disruptive to both national economies and global markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors that may adversely affect the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the United States. In addition, the market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. U.S. and foreign securities markets have experienced periods of substantial price volatility in the past and may do so again in the future. As with any investment whose performance is tied to the markets, the value of a Fund’s investments will fluctuate, which means that the Fund could lose money on its investments. In addition, unexpected and significant changes in market conditions could cause a Fund to liquidate certain of its holdings at inopportune times and prices thereby adversely affecting the value of the Fund.

Mid-Cap Securities Risk. The possibility that the return on a Fund’s investments in mid-cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid-cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid-cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Sector Risk. The possibility that a Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making a Fund more vulnerable to unfavorable developments in that economic sector, including adverse market conditions, legislative or regulatory changes, and/or increased competition affecting that sector, than funds that invest more broadly. At times a Fund may be subject to the sector risks described below.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Discretionary Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector (“Consumer Discretionary Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of Consumer Discretionary Companies has historically been closely tied to the performance of the overall economy, and may be widely affected by interest rates, competition, consumer confidence and relative levels

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of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. In addition, Consumer Discretionary Companies may be adversely affected and lose value more quickly in periods of economic downturns. The products offered by Consumer Discretionary Companies may be viewed as luxury items during times of economic downturn.

Consumer Staples Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Consumer Staples Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Consumer Staples Sector (“Consumer Staples Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples Sector. The performance of Consumer Staples Companies has historically been closely tied to the performance of the overall economy, and may fluctuate widely due to interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. The performance of Consumer Staples Companies are subject to government regulations, such as those affecting the permissibility of using various food additives and production methods, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Financials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Financials Sector that the Fund purchases will underperform the market as a whole. To the extent the Fund’s investments are exposed to issuers conducting business in the Financials Sector (“Financials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Financials Companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Events affecting the Financials Sector in the recent past resulted in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain Financials Companies to incur large losses. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies also may be subject to severe price competition.

Health Care Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Health Care Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Health Care Sector (“Health Care Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by Health Care Companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company’s market value and/or share price.

Industrials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Industrials Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Industrials Sector (“Industrials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of Industrials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Further, the prices of securities of Industrials Companies, specifically transportation companies, may fluctuate widely due to their cyclical nature, occasional sharp price movements that may result from changes in the economy, fuel prices, labor agreement, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

Information Technology Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Information Technology Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology Sector (“Information Technology Companies”), the Fund is subject to legislative or regulatory changes,

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adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

MANAGEMENT

Investment Adviser

Penn Mutual Asset Management, LLC. PMAM is a registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. PMAM is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM was organized in June 1989 and its office is located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2021, PMAM serves as investment adviser for approximately $[    ] billion of investment assets.

PMAM provides investment advisory services to the Mid Cap Growth and Emerging Markets Equity Funds through sub-advisers that are selected to manage the Funds.

Manager of Managers Structure. Shareholders of each Fund have authorized PMAM to serve as “manager of managers” for each of the Funds. In its capacity as “manager of managers,” PMAM, subject to certain conditions and approval by the Company’s Board of Directors, may hire and terminate unaffiliated sub-advisers without shareholder approval for each of the Funds. Currently, each of the Funds operates pursuant to a manager of managers structure When operating pursuant to a manager of managers structure, PMAM remains responsible, subject to the oversight of the Board of Directors, for overseeing sub-advisers and for the performance of the Funds, as it recommends hiring or replacing sub-advisers to the Board of Directors. Each sub-adviser makes investment decisions for the Fund it manages.

Sub-Advisers

Delaware Investments Fund Advisers. Delaware Investments Fund Advisers (“DIFA”) is the sub-adviser to the Mid Cap Growth Fund. DIFA is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. DIFA is located at 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106. As of December 31, 2021, the public investments divisions of Macquarie’s asset management business had total assets under management of approximately $[    ] billion.

Kimberly A. Scott, Nathan A. Brown and Bradley P. Halverson are primarily responsible for the day-to-day portfolio management of the Mid Cap Growth Fund. Ms. Scott has served as a portfolio manager of the Mid Cap Growth Fund since May 2014. Ms. Scott has been a Senior Vice President and Portfolio Manager of DIFA’s mid cap growth strategy since 2021. Prior to joining DIFA, Ms. Scott served as Senior Vice President of Ivy Investment Management Company (“Ivy”) since 2004 and served as Portfolio Manager of Ivy’s mid cap growth fund since January 2001. She began her investment career in 1987 and has a BS from the University of Kansas and an MBA from the University of Cincinnati.

Mr. Brown has served as a portfolio manager of the Mid Cap Growth Fund since October 2016. Mr. Brown has been a Senior Vice President and Portfolio Manager of DIFA’s mid cap growth strategy since 2021. Prior to joining DIFA, Mr. Brown served as Senior Vice President of Ivy since 2018 and served as Portfolio Manager of Ivy’s mid cap growth strategy since 2016. He began his investment career in 1999 and has a BBA from the University of Iowa and an MBA from Vanderbilt University.

Mr. Halverson has served as a portfolio manager of the Mid Cap Growth Fund since November 2021. Mr. Halverson has been a Senior Vice President and Portfolio Manager of DIFA’s mid cap growth strategy since 2021. Prior to joining DIFA, Mr. Halverson served as Senior Vice President of Ivy since 2018 and served as Portfolio Manager of Ivy’s small cap growth strategy since 2016. He began his investment career in 2002 and has a BS and MS from Brigham Young University and an MBA from the University of Michigan.

Vontobel Asset Management, Inc. Vontobel Asset Management, Inc. (“Vontobel”) is the sub-adviser to the Emerging Markets Equity Fund. Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by PMAM and the Fund’s Board of Directors. Vontobel is located at 1540 Broadway, New York, NY 10036. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2021, Vontobel managed approximately $[    ] billion in assets.

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Matthew Benkendorf, Chief Investment Officer and Managing Director at Vontobel, is responsible for the day-to-day management of the Emerging Markets Equity Fund. Mr. Benkendorf has served as a lead portfolio manager of the Emerging Markets Equity Fund since May 2020. Mr. Benkendorf joined Vontobel in October 1999 in trade support. After being promoted to trader in 2000, Mr. Benkendorf became a research analyst in 2002 and moved into portfolio management in 2006 as co-portfolio manager of Vontobel’s European Equity Strategy. In 2008 Mr. Benkendorf continued to grow in his portfolio management role becoming lead portfolio manager of European Equity and co-portfolio manager of Global Equity. In 2010, Mr. Benkendorf became co-portfolio manager of the Vontobel US Equity Strategy ultimately becoming lead portfolio manager in 2012. As a co-architect of Vontobel’s quality growth philosophy and style and proven success in managing Vontobel’s strategies, he was named Chief Investment Officer in March 2016. During Mr. Benkendorf’s portfolio management tenure he has been recognized by the industry for his track record and has won numerous awards from firms such as: Morningstar, Lipper, Euro Funds, European Pension Awards, Osterreichischer and Deutscher. Mr. Benkendorf began his financial career in 1997 and received a B.S.B.A in finance from the University of Denver.

Ramiz Chelat, Managing Director and Portfolio Manager at Vontobel, has served as portfolio manager of the Emerging Markets Equity Fund since October 2021. Mr. Chelat joined Vontobel in July 2007 as a Senior Research Analyst and was promoted to portfolio manager of the Vontobel Global Equity Strategy. In addition to his portfolio management responsibilities, he continues to conduct research analysis on individual stocks that may be included in other Vontobel strategies, primarily focusing on the Consumer Discretionary, Consumer Staples and Information Technology sectors. Mr. Chelat received a Bachelor of Commerce in Accounting and Finance from Macquarie University in Australia. He is a CFA® charterholder.

Jin Zhang, Executive Director and Portfolio Manager at Vontobel, has served as a deputy portfolio manager of the Emerging Markets Equity Fund since May 2020. Mr. Zhang joined Vontobel in 2005 as a Senior Research Analyst and was promoted to deputy portfolio manager of the Quality Growth Boutique’s Emerging Markets Equity Strategy in June 2016. In addition to his portfolio management responsibilities, he maintains his research responsibilities, focusing on the Consumer Staples and Financial sectors. Mr. Zhang received an MBA in Financial Management from the MIT Sloan School of Management and a Bachelor of Arts in Economics from Beijing University. He is a CFA charterholder.

Additional Portfolio Manager Information. The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

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Expenses and Expense Limitations

Each Fund bears all of the expenses of its operations other than those incurred by the Adviser and its Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement and those incurred by Penn Mutual under its administrative and corporate services agreement. In particular, each Fund pays investment advisory fees, administrator’s fees, including shareholder servicing fees and expenses, custodian, transfer agent, and accounting fees and expenses, legal and auditing fees, expenses of printing and mailing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses, and Directors’ fees and expenses.

Acquired Fund Fees and Expenses (“AFFE”) reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in other investment companies during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary each year with changes in the allocation of the Fund’s assets among other investment companies and with other events that directly affect the operating expenses of the other investment companies, such as changes to the other investment company’s management fees or expense limitations.

The Adviser and Penn Mutual have contractually agreed to waive fees and/or reimburse expenses to the extent a Fund’s total expense ratio (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, AFFE, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceeds the expense limitation for the Fund.

The contractual expense limitations for the Funds, as a percentage of a Fund’s average daily net assets, are as follows:

Fund	Expense Limitation
Mid Cap Growth	1.00%
Emerging Markets Equity	1.78%

Under the expense limitation agreement among Penn Mutual, PMAM and the Company, on behalf of each Fund, Penn Mutual and PMAM will waive their fees and/or reimburse expenses for the entirety of any excess above a Fund’s expense limitation. Further, to the extent Penn Mutual and PMAM do not have an obligation to waive fees and/or reimburse expenses of a Fund (e.g., the Fund is operating at or below its expense limitation), Penn Mutual and PMAM may seek reimbursement from the Fund for amounts previously waived or reimbursed by Penn Mutual and PMAM, if any, during the Fund’s preceding three fiscal years. Penn Mutual and PMAM, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.

The expense limitation agreement is expected to continue through [April 30, 2023]. The agreement may be terminated by a majority vote of the Company’s Board of Directors for any reason and at any time. The agreement may also be terminated, by the Adviser and Penn Mutual, upon at least sixty (60) days’ prior written notice to the Company, such termination to be effective as of the close of business on [April 30, 2023], or at such earlier time provided that such termination is approved by a majority vote of the Company’s Board of Directors and Independent Directors voting separately. Unless terminated, this agreement will continue in effect from year to year for successive one-year periods.

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PENN SERIES FUNDS, INC.

Advisory Fees

For the year ended December 31, 2021, each Fund paid PMAM an investment advisory fee based on its average daily assets, at the annual rate set forth below:

Fund	Fee
Mid Cap Growth	%
Emerging Markets Equity	%

PMAM pays the Sub-Advisers out of the investment advisory fee it receives.

A discussion regarding the basis for the Board of Directors’ approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds’ June  30, 2021 Semi-Annual Report.

ACCOUNTHOLDER INFORMATION

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (“NYSE”) is open for business.

The Funds offer their shares only to Penn Mutual and its subsidiary, PIA, for the Separate Accounts they establish to fund variable contracts. Contract owners hold interests in the Separate Accounts, and the Separate Accounts, in turn, hold shares of the Funds. Separate Accounts purchase shares of a Fund in accordance with variable contract allocation instructions received from contract owners. The variable contract prospectus describes in greater detail how contract owners may allocate, transfer within and/or withdraw amounts from their variable contracts and includes more information on how to purchase or redeem Fund shares offered as an investment option under a variable contract.

Penn Mutual or PIA purchases or redeems shares of a Fund at its net asset value per share (“NAV”) next determined after receipt of the purchase or redemption order by Penn Mutual or PIA. A Fund’s NAV is determined by dividing the Fund’s net assets (the total value of assets minus liabilities) by the number of the Fund’s outstanding shares. Each Fund determines its NAV as of the close of business of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The NAV will not be calculated on days when the NYSE is closed. The NAV may not be calculated or there may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. For more information regarding NAV calculation, please turn to the “How the Funds Calculate NAV” section in this Prospectus.

The Funds normally pay redemption proceeds within one business day following the receipt of a redemption request that is in good order. A Fund may, however, delay payment of the redemption proceeds for up to seven (7) days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. Each Fund expects to hold cash or cash equivalents to meet redemption requests, but also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. In lieu of making cash payments, the Fund reserves the right to determine in its sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities (“in kind”). In such cases, the Fund may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to the shareholder as permitted under the 1940 Act, and the rules thereunder. Although it is highly unlikely that Fund shares would ever be redeemed in kind, in-kind redemption proceeds may be subject to brokerage costs when sold, and are subject to market risk and may decline in value until such time as the securities are converted to cash.

How the Funds Calculate NAV

A Fund’s NAV is determined by dividing the total value of assets, minus liabilities, by the number of Fund shares outstanding. In calculating the NAV, the Funds generally value their portfolio securities at market prices when market quotations are readily available.

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Fund shares are generally valued as of NYSE close on each day that the NYSE is open. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources.

The Funds will normally use pricing data for a domestic equity security received shortly after the NYSE close. A foreign equity security will be valued as of the close of trading on the foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the foreign exchange. Foreign securities markets may be open on days when the U.S. markets are closed. As a result, the values of any foreign securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares of the Fund. In addition, due to the difference in times between the close of the foreign markets and the time a Fund prices its shares, the value the Fund assigns to foreign securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Domestic and foreign fixed income securities, non-exchange traded derivatives, and equity options are normally valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset-backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral.

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PENN SERIES FUNDS, INC.

Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by independent third-party valuation services or other pricing sources.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

In limited circumstances, if market prices are not readily available or they are determined to be unreliable, the Funds may determine fair value prices using methods approved by the Board of Directors. For example, a Fund would fair value a security if the exchange on which the portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. Fair valuation may require subjective determinations about the value of a security, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Frequent Trading Policies & Risks

The Funds are available only as investment options for certain variable contracts issued by Penn Mutual and its subsidiary, PIA (collectively, the “Insurance Company”). The Funds are intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, variable contract owners that intend to use market timing investment strategies or make frequent transfers should not choose the Funds as investment options under their variable contracts.

The trading activity of individual contract owners generally is not known to the Funds because, on a daily basis, the Insurance Company aggregates the trading orders of its contract owners and submits net purchase or redemption orders to each Fund. As a result, the Funds’ ability to monitor the purchase, redemption, and exchange transactions of contract owners is severely limited. Consequently, the Funds rely on the Insurance Company, as the Issuer and Administrator of the variable contracts, to monitor contract owner transaction activity involving the Funds. Because the Funds are available only through variable contracts issued by the Insurance Company, and because the Funds rely on the Insurance Company to apply limitations on trading activity, the Company’s Board of Directors has not adopted separate policies and procedures for the Funds with respect to frequent trading. However, because the Insurance Company serves as an Administrator to the Funds, the Board reviews on a periodic basis the Insurance Company’s monitoring activities relating to policies and procedures surrounding frequent trading.

However, despite the efforts by the Insurance Company, there is no guarantee that the Funds or Insurance Company will be able to identify individual contract owners who may be engaging in frequent trading in the Funds. As a result, the Funds cannot assure that the Insurance Company and the Funds will be able to prevent all instances of frequent trading of Fund shares. The Funds do, however, reserve the right to reject any purchase order at any time.

If frequent trading does occur, it could adversely affect the Funds, their long-term shareholders and ultimately contract owners. Frequent trading can reduce the long-term returns of a Fund by: increasing costs paid by the Fund (such as brokerage commissions); disrupting the Fund’s portfolio management strategies; and requiring the Fund to maintain higher cash balances to meet redemption requests. Frequent trading also can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s NAV.

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PENN SERIES FUNDS, INC.

With respect to a Fund that invests in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV, frequent trading may have a greater potential to dilute the value of the Fund’s shares as compared to a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). This type of arbitrage may dilute the value of the Fund’s shares if the prices of the Fund’s foreign securities do not reflect their fair value. The Company has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred. However, because fair value pricing involves judgments which are inherently subjective, the use of fair value pricing may not always eliminate the risk of price arbitrage. Like all mutual funds that invest in foreign securities, the Emerging Markets Equity Fund may be susceptible to the risks described above because they may invest a portion of their assets in such securities.

In addition, a Fund that invests in small/mid cap securities , which often trade in lower volumes and may be less liquid, may be more susceptible to the risks posed by frequent trading because frequent transactions in the Fund’s shares may have a greater impact on the market prices of these types of securities. Like all mutual funds that invest in small/mid cap securities, the Mid Cap Growth and Emerging Markets Equity Funds may be susceptible to the risks described above because they invest in such securities.

Please see the variable contract prospectuses for more information about frequent trading and related risks.

Portfolio Holdings Information

A description of the Funds’ policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Dividends and Distributions

The Funds distribute their net investment income annually as dividends and make distributions of net realized capital gains, if any, at least annually. Dividends and distributions from a Fund (other than consent dividends) will be automatically reinvested in shares of that Fund unless the shareholder (Penn Mutual or PIA) elects to receive distributions in cash.

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PENN SERIES FUNDS, INC.

TAXES

Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Funds may utilize consent dividends to satisfy their distribution obligations.

Special tax rules apply to life insurance companies and variable contracts. Each Fund also intends to comply with the diversification requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder such that the owners of variable contracts should not currently be subject to federal income tax on distributions by the Fund of its net investment income and net realized capital gains that are left to accumulate in the contracts or under a qualified pension or retirement plan.

The sole shareholders of each Fund are Separate Accounts or other Funds. Therefore, no discussion is included in this Prospectus as to the federal income tax consequences at the shareholder level. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable contracts, refer to the variable contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state, local and foreign income tax consequences applicable to your investment. More information about taxes is included in the SAI.

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PENN SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Funds’ financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information provided has been derived from each Fund’s financial statements which have been audited by [            ], an independent registered public accounting firm. [            ] report, along with each Fund’s financial statements and related notes thereto, for each such period appear in the Penn Mutual Variable Products Annual Reports for the period ended December 31, 2021 (“Annual Reports”). You can obtain the Annual Reports at no charge by calling 1-800-523-0650. The total return information shown does not reflect expenses that apply to the Separate Account or the related variable contracts. Inclusion of these charges would reduce the total return figures for all periods shown. For more information about such charges, please see your variable contract prospectus.

[FINANCIAL HIGHLIGHTS TO BE FILED BY AMENDMENT]

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INDEX PUBLISHERS INFORMATION

[DISCLAIMERS TO BE PROVIDED BY AMENDMENT]

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About The Penn Mutual Life Insurance Company

Penn Mutual helps people become stronger. Our expertly crafted life insurance is vital to long-term financial health and strengthens people’s ability to enjoy every day. Working with our trusted network of financial professionals, we take the long view, building customized solutions for individuals, their families, and their businesses. Penn Mutual supports its financial professionals with retirement and investment services through its wholly owned subsidiary Hornor, Townsend & Kent, LLC, member FINRA/SIPC.

Visit Penn Mutual at www.pennmutual.com.

Statement of Additional Information

In addition to this Prospectus, the Company has a Statement of Additional Information (“SAI”), dated May 1, 2022, which contains additional information about the Funds. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes annual and semi-annual reports containing additional information about each Fund’s investments. In the Company’s annual and semi-annual reports, you will find a discussion of the market conditions and the investment strategies that significantly affected each Fund’s performance during that period.

To request more information about the Funds, or obtain the Funds’ SAI and annual and semi-annual reports, without charge, you may contact Penn Mutual at 1-800-523-0650 and select “0” to speak with a customer service representative or visit Penn Mutual’s website (www.pennmutual.com).

Information about the Funds, including the SAI, and the annual and semi-annual reports, also may be obtained from the Securities and Exchange Commission (“SEC”) in any of the following ways: (1) online: you may retrieve information from the SEC’s website at www.sec.gov; or (2) by email: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

Penn Series Funds, Inc.’s Investment Company Act registration number is 811-03459.

© 2022 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172, www.pennmutual.com

PM[ ]	05/22

STATEMENT OF ADDITIONAL INFORMATION

PENN SERIES FUNDS, INC.

600 Dresher Road

Horsham, Pennsylvania 19044

Penn Series Funds, Inc. (the “Company”) is a no-load mutual fund family with twenty-nine separate investment portfolios (each, a “Fund” and collectively, the “Funds”).

MONEY MARKET FUND

LIMITED MATURITY BOND FUND

QUALITY BOND FUND

HIGH YIELD BOND FUND

FLEXIBLY MANAGED FUND

BALANCED FUND

LARGE GROWTH STOCK FUND

LARGE CAP GROWTH FUND

LARGE CORE GROWTH FUND

LARGE CAP VALUE FUND

LARGE CORE VALUE FUND

INDEX 500 FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

MID CORE VALUE FUND

SMID CAP GROWTH FUND

SMID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

SMALL CAP INDEX FUND

DEVELOPED INTERNATIONAL INDEX FUND

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

REAL ESTATE SECURITIES FUND

AGGRESSIVE ALLOCATION FUND

MODERATELY AGGRESSIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

MODERATELY CONSERVATIVE ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Company’s Prospectus dated [May 1, 2022] (the “Prospectus”). A copy of the Prospectus is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - H3F, Philadelphia, Pennsylvania, 19172, by calling, toll free, 1-800-523-0650, or by visiting www.pennmutual.com. Capitalized terms not defined herein are defined in the Prospectus. The audited financial statements, including the financial highlights appearing in the Company’s Annual Report to Shareholders for the fiscal year ended December 31, 2021 and filed electronically with the SEC, are incorporated by reference and made part of this SAI.

The date of this SAI is [May 1, 2022].

i

THE COMPANY

The Company is an open-end management investment company that offers shares of diversified Funds for variable annuity contracts and variable life insurance policies (collectively, “variable contracts”) issued by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, The Penn Insurance and Annuity Company (“PIA”). Shares of each Fund are held by Penn Mutual and PIA in separate accounts (“Separate Accounts”) established for the purpose of funding variable contracts and by qualified pension plans. The Company was established as a Maryland corporation pursuant to Articles of Incorporation dated April 21, 1982.

The Funds currently do not foresee any disadvantages to the owners of variable contracts arising out of the fact that the Funds offer their shares to both variable annuity and variable life insurance policy separate accounts and to qualified pension plans. Nevertheless, this practice may give rise to certain conflicts of interests among variable annuity owners, variable life insurance policy owners and qualified plan investors under certain circumstances due to differences in tax treatment or other considerations. Both Penn Mutual and the Company’s Board of Directors monitor for the existence or potential existence of material irreconcilable conflicts, and will determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise between the holders of variable annuity contracts and variable life insurance policies, Penn Mutual may be required to withdraw the assets allocable to some or all of the separate accounts from one or more Funds. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders.

INVESTMENT OBJECTIVES

The investment objective of each Fund is set forth below. There can be no assurance that a Fund will achieve its investment objective. Each Fund’s investment objective is non-fundamental and may be changed by the Company’s Board of Directors without the approval of shareholders. Each Fund’s investment objective and principal investment strategies are described in full in the Prospectus. This information should be reviewed carefully before making an investment in a Fund.

FUND	INVESTMENT OBJECTIVE
Money Market Fund	Current income consistent with preserving capital and liquidity
Limited Maturity Bond Fund	Maximize total return consistent with preservation of capital
Quality Bond Fund	Maximize total return over the long term consistent with the preservation of capital
High Yield Bond Fund	High current income
Flexibly Managed Fund	Maximize total return (capital appreciation and income)
Balanced Fund	Long-term growth and current income
Large Growth Stock Fund	Long-term growth of capital and increase of future income
Large Cap Growth Fund	Long-term capital appreciation
Large Core Growth Fund	Long-term growth of capital (capital appreciation)
Large Cap Value Fund	Long-term growth of capital
Large Core Value Fund	Total return
Index 500 Fund	Total return (capital appreciation and income) which corresponds to that of the S&P 500 Index
Mid Cap Growth Fund	Growth of capital
Mid Cap Value Fund	Growth of capital
Mid Core Value Fund	Capital appreciation
SMID Cap Growth Fund	Long-term growth of capital (capital appreciation)
SMID Cap Value Fund	Long-term growth of capital
Small Cap Growth Fund	Capital appreciation
Small Cap Value Fund	Capital appreciation
Small Cap Index Fund	To replicate the returns and characteristics of a small cap index
Developed International Index Fund	To replicate the returns and characteristics of an international index composed of securities from developed countries
International Equity Fund	Capital appreciation
Emerging Markets Equity Fund	Capital appreciation
Real Estate Securities Fund	High total return consistent with reasonable investment risks
Aggressive Allocation Fund	Long-term capital growth consistent with its asset allocation strategy
Moderately Aggressive Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy

FUND	INVESTMENT OBJECTIVE
Moderate Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Moderately Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy
Conservative Allocation Fund	Long-term capital growth and current income consistent with its asset allocation strategy

INVESTMENT POLICIES

Information in this SAI supplements the discussion in the Prospectus regarding the Funds’ investment policies and restrictions of the Funds. Unless otherwise specified, the investment policies and restrictions are not fundamental policies and may be changed by the Board of Directors without shareholder approval. Each Fund that has a non-fundamental investment policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a particular type of investment or security can change such policy upon 60 days’ prior notice to shareholders. Fundamental policies and restrictions of each Fund may not be changed without the approval of at least a majority of the outstanding voting shares of that Fund. The vote of a majority of the outstanding voting shares of a Fund means the vote of (i) 67% or more of the voting shares represented at a meeting of shareholders, if the holders of 50% or more of the outstanding voting shares of the Fund are represented, or (ii) more than 50% of the outstanding voting shares of the Fund, whichever is less.

Unless otherwise stated herein, each Fund, except the Money Market Fund, may purchase any of the securities and engage in any of the investment practices identified in the “Securities and Investment Techniques” section of this SAI if, in the opinion of Penn Mutual Asset Management, LLC (the “Adviser” or “PMAM”) or the Fund’s sub-adviser (“Sub-Adviser”), such investment will be advantageous to the Fund. In the case of the Money Market Fund, consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities and cash. In addition to these investments, the Money Market Fund may invest up to 0.5% of its total assets in any of the securities described below that are U.S. dollar-denominated securities that the Board determines present minimal credit risks and are eligible securities, as defined under Rule 2a-7, at the time of acquisition. The Money Market Fund may also engage in the investment techniques described below, including borrowing, to the extent such techniques are consistent with Rule 2a-7.

SECURITIES, INVESTMENT TECHNIQUES AND RISK FACTORS

Borrowing

While most of the Funds do not intend to borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Fund of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Adviser or Sub-Adviser believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Collateralized Loan Obligations

A collateralized loan obligation (“CLO”) is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CLOs allowing a CLO to qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers.

Derivatives

Each Fund may invest in derivatives. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivatives include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts, and swap agreements. More detailed information about the types of derivatives the Funds may invest in is set forth below.

In October 2020, the SEC adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions reflected in the Funds’ asset segregation and cover practices discussed herein. The final rule requires the Funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the final rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. These and other regulatory changes may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. New requirements, even if not directly applicable to the Funds, including capital requirements, changes to the CFTC speculative position limits regime and mandatory clearing, exchange trading and margin requirements may increase the cost of a Fund’s investments and cost of doing business, which would adversely affect investors.

Historically, advisers to registered investment companies trading certain types of derivatives deemed to be commodity interests (such as futures contracts, options on futures contracts, and swaps) have been able to claim an exclusion pursuant to U.S. Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 from the commodity pool operator (“CPO”) registration requirement prescribed by the Commodity Exchange Act (“CEA”). In February 2012, the CFTC adopted substantial amendments to that regulation. As a result of the amendments, a fund must either operate within certain trading and marketing limitations with respect to the fund’s use of derivatives subject to regulation by the CFTC, or the fund’s investment adviser must register with the CFTC as a CPO subjecting the investment adviser and the fund to regulation by the CFTC. Under the amended rules, an investment adviser of a fund may claim an exclusion from registration as a CPO only if the fund it advises invests in commodity interests solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts and complies with certain marketing restrictions.

PMAM has claimed an exclusion from the CPO registration requirement pursuant to CFTC Regulation 4.5 with respect to each Fund. Accordingly, neither the Funds nor PMAM (in its capacity as adviser to the Funds) is subject to registration as a CPO under the CEA or regulation by the CFTC. To remain eligible for the exclusion, each Fund is limited in its ability to use derivatives subject to regulation by the CFTC. In the event that a Fund’s investments in such derivatives exceed such limitations, PMAM may be required to register as a CPO under the CEA with respect to such Fund. A Fund’s ability to invest in derivatives considered to be commodity interests is limited by PMAM’s intention to operate the Fund in a manner that would permit PMAM to continue to claim the exclusion pursuant to CFTC Regulation 4.5, which may adversely affect the Fund’s total return. In the event PMAM becomes unable to rely on the exclusion and is required to register with the CFTC as a CPO with respect to a Fund, such Fund’s expenses may increase, adversely affecting the Fund’s total return.

Foreign Currency Transactions. As a means of reducing the risks associated with investing in securities denominated in foreign currencies, each Fund may purchase or sell foreign currency on a forward basis (“forward contracts”) and, enter into foreign currency futures and options on futures contracts (“forex futures”) and foreign currency options (“forex options”). These investment techniques may be used to either hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund’s investments or to provide a Fund with exposure to a particular currency.

Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forex futures are standardized contracts for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Forex futures traded in the United States are traded on regulated futures exchanges. A Fund will incur brokerage fees when it purchases or sells forex futures and it will be required to maintain margin deposits. Parties to a forex future must make initial margin deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make “variation” margin deposits as the value of the futures contract fluctuates.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. When the Adviser or Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of the foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund do not intend to enter into such forward contracts under these circumstances on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 15% of the value of its total assets committed to the consummation of such contracts. The Large Growth Stock Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund and High Yield Bond Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate them to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The International Equity Fund and Emerging Markets Equity Fund may enter into a forward contract to buy or sell foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. In certain circumstances the Sub-Adviser to the International Equity Fund and Emerging Markets Equity Fund may commit a substantial portion of the portfolio to the consummation of forward contracts. The Developed International Index Fund may use forward contracts and forex futures to gain exposure to a particular currency. The Real Estate Securities Fund may use currency forward contracts to manage risks and to facilitate transactions in foreign securities. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. A Fund’s custodian bank will place cash or liquid equity or debt securities in a separate account of the Fund or “earmark” on the Fund’s books such securities in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts entered into under the second circumstance, as set forth above. If the value of the securities “earmarked” or placed in the separate account declines, additional cash or securities will be “earmarked” or placed in the account on a daily basis so that the value of the “earmarked” cash or securities or the separate account will equal the amount of the Fund’s commitments with respect to such contracts.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

It also should be realized that this method of protecting the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from the value of such currency increase.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Futures Contracts. Each Fund may invest in futures contracts and options thereon (interest rate futures contracts, currency futures or stock index futures contracts, as applicable). Each Fund will limit its use of futures contracts so that: (i) no more than 5% of the Fund’s total assets will be committed to initial margin deposits or premiums on options and (ii) immediately after entering into such contracts, no more than 30% of the Fund’s total assets would be represented by such contracts. Such futures contracts may be entered into for speculative purposes, to hedge risks associated with the Fund’s securities investments (e.g., to protect against stock price, interest rate or currency rate declines), to serve as a substitute for the purchase or sale of securities or currencies, or to provide an efficient means of regulating its exposure to the market. When buying or selling futures contracts, a Fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. Government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as “marking-to-market.” The margin amount will be returned to a Fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a Fund will earmark on the books of the Fund or segregate assets for any outstanding futures contracts or otherwise “cover” the contracts as may be required under the federal securities laws.

Successful use of futures by a Fund is subject, first, to the Adviser’s or Sub-Adviser’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions.

Even if the Adviser or Sub-Adviser has correctly predicted market movements, the success of a futures position may be affected by imperfect correlations between the price movements of the futures contract and the securities being hedged. A Fund may purchase or sell futures contracts on any stock index or interest rate index or instrument whose movements will, in the Adviser’s or Sub-Adviser’s judgment, have a significant correlation with movements in the prices of all or portions of the Fund’s portfolio securities. The correlation between price movements in the futures contract and in the portfolio securities probably will not be perfect, however, and may be affected by differences in historical volatility or temporary price distortions in the futures markets. To attempt to compensate for such differences, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or purchase. Despite such efforts, the correlation between price movements in the futures contract and the portfolio securities may be worse than anticipated, which could cause the Fund to suffer losses even if the Adviser or Sub-Adviser had correctly predicted the general movement of the market.

A Fund that engages in the purchase or sale of futures contracts may also incur risks arising from illiquid markets. The ability of a Fund to close out a futures position depends on the availability of a liquid market in the futures contract, and such a market may not exist for a variety of reasons, including daily limits on price movements in futures markets. In the event a Fund is unable to close out a futures position because of illiquid markets, it would be required to continue to make daily variation margin payments, and could suffer losses due to market changes in the period before the futures position could be closed out.

The trading of futures contracts is also subject to the risks of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Options on futures contracts are subject to risks similar to those described above, and also to a risk of loss due to an imperfect correlation between the option and the underlying futures contract.

Hybrid Instruments. Each Fund may invest in hybrid instruments. Each of the High Yield Bond Fund and Flexibly Managed Fund may invest up to 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities futures and options. For example, the principal amount, redemption, conversion terms, or interest rate of a hybrid instrument could be related (positively or negatively) to the market price of some commodity, currency, security, or securities index or another interest rate (each, a “benchmark”). Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrid instruments may or may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated, for example, with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrid instruments also exposes a Fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the net asset value of the Fund.

Options. Each Fund may write covered call and buy put options on its portfolio securities and purchase call or put options on securities and securities indices. The aggregate market value of the portfolio securities covering call or put options will not exceed 25% of a Fund’s total assets. Such options may be exchange-traded or dealer options. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options will primarily be used to minimize principal fluctuations and for hedging purposes, certain Funds may invest in options to generate additional premium income for the Funds. All investments in options involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. The High Yield Bond Fund may engage in other options transactions, including the purchase of spread options, which give the owner the right to sell a security that it owns at a fixed dollar spread or yield spread in relation to another security that the owner does not own, but which is used as a benchmark, and uncovered put options.

A Fund will write call options only if they are “covered.” This means that a Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will earmark or segregate cash, U.S. Government securities or other liquid debt obligations having a value equal to the fluctuating market value of the optioned securities.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, riskier than an investment in the underlying securities themselves.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Swap Agreements. Each Fund may invest in swap agreements, which are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Fund’s exposure to long- or short-term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease the Fund’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from the Fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Fund, the Fund must be prepared to make such payments when they are due. In order to help minimize risks, the Funds will earmark on the books of the Fund or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require the Funds to earmark on the books of the Fund or segregate assets in the amount of the accrued amounts owed under the swap. The Funds could sustain losses if a counterparty does not perform as agreed under the terms of the swap. The Funds will enter into swap agreements with counterparties deemed creditworthy by the Adviser or Sub-Adviser.

In addition, each Fund may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A Fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

Illiquid Securities

Illiquid securities generally are those which are not reasonably expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

Each Fund may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act or securities that are offered in an exempt non-public offering under the Act, including unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding, publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”). Any such security will not be considered illiquid so long as it is determined by the Adviser or Sub-Adviser, acting under guidelines approved and monitored by the Board of Directors, that an adequate trading market exists for that security. In making that determination, the Adviser or Sub-Adviser will consider, among other relevant factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades. A Fund’s treatment of Rule 144A securities as liquid could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Adviser or Sub-Adviser will continue to monitor the liquidity of any Rule 144A security which has been determined to be liquid. If a security is no longer liquid because of changed conditions, the holdings of illiquid securities will be reviewed to determine if any steps are required to assure compliance with applicable limitations on investments in illiquid securities. The International Equity Fund also may invest in securities which may be considered to be “thinly-traded” if they are deemed to offer the potential for appreciation, but does not presently intend to invest more than 5% of its total assets in such securities. The trading volume of such securities is generally lower and their prices may be more volatile as a result, and such securities are less likely to be exchange-listed securities.

Investment Companies

Each Fund may invest in securities issued by other investment companies, including those of affiliated investment companies. Securities of investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rule or regulations may be amended or interpreted from time to time. The Balanced Fund and LifeStyle Funds will invest substantially all of their assets in other Penn Series Funds. The Large Growth Stock and Flexibly Managed Funds also may invest cash reserves in shares of T. Rowe Price internally-managed money market funds. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.

Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Adviser or Sub-Adviser believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index to seek to track the performance of that index.

Investment companies may include index-based investments, such as ETFs that hold substantially all of the component securities of a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed to the extent such investments are consistent with its investment objective and policies.

Except for the Balanced Fund and LifeStyle Funds, each Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act except in compliance with Section 12(d)(1) and Rule 12d1-4 thereunder.

Investments in China A Shares

The Emerging Markets Equity Fund may invest in A Shares of companies based in China through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (collectively, “Stock Connect”) subject to any applicable regulatory limits. Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Hong Kong Securities Clearing Company Limited (“HKSCC”), Shanghai Stock Exchange (“SSE”), Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) with the aim of achieving mutual stock market access between China and Hong Kong. This program allows foreign investors to trade certain SSE-listed or SZSE-listed China A Shares through their Hong Kong based brokers. All Hong Kong and overseas investors in Stock Connect will trade and settle SSE or SZSE securities in the offshore Renminbi (“CNH”) only. The Fund will be exposed to any fluctuation in the exchange rate between the U.S. Dollar and CNH in respect of such investments.

By seeking to invest in the domestic securities markets of China via Stock Connect the Fund is subject to the following additional risks:

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General Risks. The relevant regulations are relatively untested and subject to change. There is no certainty as to how they will be applied, which could adversely affect the Fund. The program requires use of new information technology systems which may be subject to operational risk due to the program’s cross-border nature. If the relevant systems fail to function properly, trading in both Hong Kong and Chinese markets through the program could be disrupted.

Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when it is a normal trading day for the Chinese market but Stock Connect is not trading. As a result, the Fund may be subject to the risk of price fluctuations in China A Shares when the Fund cannot carry out any China A Shares trading.

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Foreign Shareholding Restrictions. The trading, acquisition, disposal and holding of securities under Stock Connect are subject at all times to applicable law, which imposes purchasing and holding limits. These limitations and restrictions may have the effect of restricting an investor’s ability to purchase, subscribe for or hold any China A Shares or to take up any entitlements in respect of such shares, or requiring an investor to reduce its holding in any securities, whether generally or at a particular point of time, and whether by way of forced sale or otherwise. As such, investors may incur loss arising from such limitations, restrictions and/or forced sale.

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China A Shares Market Suspension Risk. China A-shares may only be bought from, or sold to, the Fund at times when the relevant China A-shares may be sold or purchased on the relevant Chinese stock exchange. SSE and SZSE typically have the right to suspend or limit trading in any security traded on the relevant exchange if necessary to ensure an orderly and fair market and that risks are managed prudently. In the event of the suspension, the Fund’s ability to access the Chinese market will be adversely affected.

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Clearing and Settlement Risk. HKSCC and ChinaClear have established the clearing links and each will become a participant of each other to facilitate clearing and settlement of cross-boundary trades. For cross-boundary trades initiated in a market, the clearing house of that market will on one hand clear and settle with its own clearing participants and on the other hand undertake to fulfill the clearing and settlement obligations of its clearing participants with the counterparty clearing house.

In the event ChinaClear defaults, HKSCC’s liabilities under its market contracts with clearing participants may be limited to assisting clearing participants with claims. It is anticipated that HKSCC will act in good faith to seek recovery of the outstanding stocks and monies from ChinaClear through available legal channels or the liquidation of ChinaClear. Regardless, the process of recovery could be delayed and the Fund may not fully recover its losses or its Stock Connect securities.

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Legal/Beneficial Ownership. Where securities are held in custody on a cross-border basis there are specific legal and beneficial ownership risks linked to the compulsory requirements of the local central securities depositaries, HKSCC and ChinaClear.

As in other emerging markets, the legislative framework is only beginning to develop the concept of legal/formal ownership and of beneficial ownership or interest in securities. In addition, HKSCC, as nominee holder, does not guarantee the title to Stock Connect securities held through it and is under no obligation to enforce title or other rights associated with ownership on behalf of beneficial owners. Consequently, the courts may consider that any nominee or custodian as registered holder of Stock Connect securities would have full ownership thereof, and that those Stock Connect securities would form part of the pool of assets of such entity available for distribution to creditors of such entities and/or that a beneficial owner may have no rights whatsoever in respect thereof. Consequently, neither the Fund nor its custodian can ensure that the Fund’s ownership of these securities or title thereto is assured.

To the extent that HKSCC is deemed to be performing safekeeping functions with respect to assets held through it, it should be noted that the Fund and its custodian will have no legal relationship with HKSCC and no direct legal recourse against HKSCC in the event that the Fund suffers losses resulting from the performance or insolvency of HKSCC.

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Operational Risk. The HKSCC provides clearing, settlement, nominee functions and other related services in respect of trades executed by Hong Kong market participants. Chinese regulations which include certain restrictions on selling and buying will apply to all market participants. Trading via Stock Connect may require pre-delivery or pre-validation of cash or shares to or by a broker. If the cash or shares are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. As a result, the Fund may not be able to purchase and/or dispose of holdings of China A Shares in a timely manner.

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Day Trading Restrictions. Day (turnaround) trading is not permitted through Stock Connect. Investors buying A Shares on day T can only sell the shares on and after day T+1 subject to any Stock Connect rules.

•	Quota Limitations. The Stock Connect program is subject to daily quota limitations which may restrict the Fund’s ability to invest in China A Shares through the program on a timely basis.

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Investor Compensation. The Fund will not benefit from Chinese local investor compensation schemes. Furthermore, the Fund’s investments through Stock Connect are currently not covered by the Hong Kong Investor Compensation Fund.

Tax within China. Uncertainties in Chinese tax rules governing taxation of income and gains from investments in A Shares via Stock Connect could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A Shares, issued by Chinese companies may cause the Fund to become subject to withholding and other taxes imposed by China.

If the Fund were considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If the Fund were considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment. The Sub-Adviser intends to operate the Fund in a manner that will prevent it from being treated as a tax resident of China and from having a permanent establishment in China. It is possible, however, that China could disagree with that conclusion, or that changes in Chinese tax law could affect the Chinese corporate income tax status of the Fund.

China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. The withholding is in general made by the relevant Chinese tax resident company making such payments. In the event the relevant Chinese tax resident company fails to withhold the relevant Chinese withholding income tax or otherwise fails to pay the relevant withholding income tax to Chinese tax authorities, the competent tax authorities may, at their sole discretion, impose tax obligations on the Fund.

The Ministry of Finance of China, the State Administration of Taxation of China and the China Securities Regulatory Commission issued Caishui No. 81 on October 31, 2014 (“Notice 81”) and Caishui [2016] No. 127 on November 5, 2016 (“Notice 127”), both of which state that the capital gain from disposal of China A Shares by foreign investors enterprises via Stock Connect will be temporarily exempt from withholding income tax. Notice 81 and Notice 127 also state that the dividends derived from A Shares by foreign investors enterprises is subject to a 10% withholding income tax.

There is no indication of how long the temporary exemption will remain in effect and the Fund may be subject to such withholding income tax in the future. If, in the future, China begins applying tax rules regarding the taxation of income from investments through Stock Connect and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding income tax liability if the Fund determines that such liability cannot be reduced or eliminated by applicable tax treaties. The Chinese tax authorities may in the future issue further guidance in this regard and with potential retrospective effect. The negative impact of any such tax liability on the Fund’s return could be substantial.

In light of the uncertainty as to how gains or income that may be derived from the Fund’s investments in China will be taxed, the Fund reserves the right to provide for withholding tax on such gains or income and withhold tax for the account of the Fund. Withholding tax may already be withheld at a broker/custodian level.

Any tax provision, if made, will be reflected in the net asset value of the Fund at the time the provision is used to satisfy tax liabilities. If the actual applicable tax levied by the Chinese tax authorities is greater than that provided for by the Fund so that there is a shortfall in the tax provision amount, the net asset value of the Fund may suffer as the Fund will have to bear additional tax liabilities. In this case, then existing and new shareholders in the Fund will be disadvantaged. If the actual applicable tax levied by Chinese tax authorities is less than that provided for by the Fund so that there is an excess in the tax provision amount, shareholders who redeemed Fund shares before the Chinese tax authorities’ ruling, decision or guidance may have been disadvantaged as they would have borne any loss from the Fund’s overprovision. In this case, the then existing and new shareholders in the Fund may benefit if the difference between the tax provision and the actual taxation liability can be returned to the account of the Fund as assets thereof. Any excess in the tax provision amount shall be treated as property of the Fund, and shareholders who previously transferred or redeemed their Fund shares will not be entitled or have any right to claim any part of the amount representing the excess.

Stamp duty under the Chinese laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of A Shares traded on Chinese stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. The sale or other transfer by the Sub-Adviser of A Shares will accordingly be subject to Chinese stamp duty, but the Fund will not be subject to Chinese stamp duty when it acquires A Shares.

The Fund may also potentially be subject to Chinese value added tax at the rate of 6% on capital gains derived from trading of A Shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from the trading of Chinese securities through Stock Connect. Because there is no indication how long the temporary exemption will remain in effect, the Fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if the Fund were liable for value added tax it would also be required to pay the applicable surtaxes.

The Chinese rules for taxation of Stock Connect are evolving, and certain of the tax regulations to be issued by the State Administration of Taxation of China and/or Ministry of Finance of China to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders. The imposition of taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund’s returns. Before further guidance is issued and is well established in the administrative practice of the Chinese tax authorities, the practices of the Chinese tax authorities that collect Chinese taxes relevant to the Fund may differ from, or be applied in a manner inconsistent with, the practices with respect to the analogous investments described herein or any further guidance that may be issued. The value of the Fund’s investment in China and the amount of its income and gains could be adversely affected by an increase in tax rates or change in the taxation basis.

The above information is only a general summary of the potential Chinese tax consequences that may be imposed on the Fund and its shareholders either directly or indirectly and should not be taken as a definitive, authoritative or comprehensive statement of the relevant matter. Shareholders should seek their own tax advice on their tax position with regard to their investment in the Fund.

The Chinese government has implemented a number of tax reform policies in recent years. The current tax laws and regulations may be revised or amended in the future. Any revision or amendment in tax laws and regulations may affect the after-taxation profit of Chinese companies and foreign investors in such companies, such as the Fund.

Investments in Debt Securities

Debt securities in which each Fund may invest include those described below.

U.S. Government Obligations. Each Fund may invest in bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency Securities. Each Fund may invest in debt securities issued or guaranteed by U.S. Government sponsored enterprises, federal agencies, and international institutions. These include securities issued by Fannie Mae, Government National Mortgage Association, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and the remainder are supported only by the credit of the instrumentality.

Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these in other government-sponsored enterprises in the future.

Long-Term, Medium to Lower Quality Corporate Debt Securities. Each Fund may invest in medium to lower quality corporate debt securities. The High Yield Bond Fund will invest in outstanding convertible and nonconvertible corporate debt securities (e.g., bonds and debentures) that generally have maturities between 6 and 12 years. This Fund will generally invest in long-term corporate obligations which are rated BBB or lower by S&P or Baa or lower by Moody’s, or, if not rated, are of equivalent quality as determined by the Sub-Adviser.

Deferrable Subordinated Securities. The High Yield Bond Fund may invest in deferrable subordinated securities. Recently, securities have been issued which have long maturities and are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The High Yield Bond Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund’s investment objective and program.

Additional Risks of High Yield Investing. The high yield securities in which a Fund may invest are predominantly speculative with regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which a Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. Furthermore, the share price and yield of a Fund like the High Yield Bond Fund are expected to be more volatile than the share price and yield of a fund investing in higher quality securities, which react primarily to movements in the general level of interest rates. While each Sub-Adviser carefully considers these factors and attempts to reduce risk by diversifying its portfolio, by analyzing the creditworthiness of individual issuers, and by monitoring trends in the economy, financial markets, and specific industries. Such efforts, however, will not eliminate risk. High yield bonds may be more susceptible than investment grade bonds to real or perceived adverse economic and competitive industry conditions. High yield bond prices may decrease in response to a projected economic downturn because the advent of a recession could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. Highly leveraged issuers also may find it difficult to obtain additional financing during a period of rising interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds. As such, the prices at which lower quality bonds can be sold may be adversely affected, and valuing such lower quality bonds can be a difficult task. If market quotations are not available, these securities will be valued in accordance with a Fund’s fair valuation policies and procedures adopted by the Fund’s Board of Directors.

Investment Grade Corporate Debt Securities. Each Fund may invest in corporate debt securities of various maturities that are considered investment grade securities. The Limited Maturity Bond Fund and the Quality Bond Fund will invest principally in corporate debt securities of various maturities that are considered investment grade securities by at least one of the established rating services (e.g., AAA, AA, A, or BBB by S&P) or, if not rated, are of equivalent quality as determined by PMAM.

Bank Obligations. Each Fund may invest in certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

No Fund will invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank by any one Income Fund is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of a U.S. Bank, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of PMAM or the Fund’s Sub-Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper. Each Fund may invest in short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Canadian Government Securities. Each Fund may invest in debt securities issued or guaranteed by the Government of Canada, a Province of Canada, or an instrumentality or political subdivision thereof. However, the Money Market Fund will only purchase these securities if they are marketable and payable in U.S. dollars.

Savings and Loan Obligations. Each Fund may invest in negotiable certificates of deposit and other debt obligations of savings and loan associations. They will not invest in any security issued by a savings and loan association unless: (i) the savings and loan association has total assets of at least $1 billion, or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is limited to $100,000 and the principal amount of such investment is insured in full by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation; (ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the security is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

No Fund will purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its total assets would be invested in such securities, other illiquid securities, and securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

Covenant-Lite Loans. Each Fund may invest in covenant-lite loans. Loan agreements, which set forth the terms of a loan and the obligations of the borrower and lender, contain certain covenants that require or prohibit certain borrower actions, including financial covenants that dictate certain minimum and maximum financial performance levels. Covenants that require the borrower to maintain certain financial metrics during the life of the loan (e.g., maintaining certain levels of cash flow and limiting leverage) are known as “maintenance covenants.” These covenants are included to permit the lender to monitor the performance of the borrower and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan based upon the elevated risk levels or take other actions to help mitigate losses. Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder a Fund’s ability to reprice credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Municipal Obligations. Each Fund may invest in Municipal Obligations. The Limited Maturity Bond, Quality Bond and Large Cap Value Funds may invest in Municipal Obligations that meet such Fund’s quality standards. The two principal classifications of Municipal Obligations are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Obligations may include variable and floating rate instruments. If such instruments are unrated, they will be determined by PMAM or the Fund’s Sub-Adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by a Fund.

To the extent a Fund’s assets are to a significant extent invested in Municipal Obligations that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

Foreign Debt Securities. Each Fund may invest in foreign debt securities. Subject to the particular Fund’s quality and maturity standards, the Limited Maturity Bond, Quality Bond, and High Yield Bond Funds may invest without limitation in the debt securities (payable in U.S. dollars) of foreign issuers in developed countries and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may also invest up to 20% of its assets in non-U.S. dollar—denominated fixed income securities principally traded in financial markets outside the United States. The International Equity Fund may invest in debt securities of foreign issuers. The securities will be rated Baa or higher by Moody’s or BBB or higher by S&P or, if they have not been so rated, will be the equivalent of investment grade (Baa or BBB) as determined by the Adviser or Sub-Adviser. Investments in debt securities, including foreign debt securities, by the Large Cap Value Fund are subject to an aggregate limit of 10% of the Fund’s net assets. The Small Cap Growth Fund may also invest up to 15% of its assets in U.S.-traded dollar-denominated debt securities of foreign issuers, and up to 5% of its assets in non-dollar-denominated fixed income securities issued by foreign issuers.

Supranational Securities. Each Fund may invest in securities issued by supranational entities. A supranational entity is formed by two or more central governments to promote economic development for the member countries. Supranational entities finance their activities by issuing bond debt and are usually considered part of the sub-sovereign debt market. Some well-known examples of supranational entities are the World Bank, International Monetary Fund, European Investment Bank, Asian Development Bank, Inter-American Development Bank and other regional multilateral development banks. These securities are subject to varying degrees of credit risk and interest rate risk.

For information on risks involved in investing in foreign securities, see information on “Investments in Foreign Equity Securities” below.

Prime Money Market Securities. Each Fund may invest in prime money market securities, which include: U.S. Government obligations; U.S. Government agency securities; bank or savings and loan association obligations issued by banks or savings and loan associations whose debt securities or parent holding companies’ debt securities or affiliates’ debt securities guaranteed by the parent holding company are rated AAA or A-1 or better by S&P, AAA or Prime-1 by Moody’s, or AAA by Fitch; commercial paper rated A-1 or better by S&P, Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding debt issue rated AAA by S&P, Moody’s, or Fitch; short-term corporate debt securities rated AAA by S&P, Moody’s, or Fitch; Canadian Government securities issued by entities whose debt securities are rated AAA by S&P, Moody’s, or Fitch; and repurchase agreements where the underlying security qualifies as a prime money market security as defined above.

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PCS”) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

Collateralized Mortgage Obligations (CMOs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Real Estate Mortgage Investment Conduits (REMICs). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Asset-Backed Securities. Each Fund may invest a portion of its assets in debt obligations known as “asset-backed securities.” The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.”

“Pass through certificates” are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligers on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Zero Coupon and Pay-in-Kind Bonds. Each Fund may invest in zero coupon bonds. A zero coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.

Each Fund may invest in pay-in-kind bonds. Pay-in-Kind (PIK) Instruments are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIK instruments, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

For federal income tax purposes, these types of bonds, when held by a Fund, will require the recognition of gross income each year even though no cash may be paid to the Fund until the maturity or call date of the bond. The Fund will nonetheless be required to distribute substantially all of this gross income each year to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and such distributions could reduce the amount of cash available for investment by the Fund.

Investments in Equity Securities

Equity securities in which each Fund may invest include those described below.

Equity Securities. Equity securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, ADRs, GDRs, EDRs, and interests in real estate investment trusts (“REITs”). For more information on REITs, see the section entitled “Real Estate Securities.” For more information on warrants, see the section entitled “Warrants.”

Common Stocks. Common stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners.

Preferred Stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over common stock in the payment of the corporation’s assets and earnings, and the liquidation of the company. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities are also rated below investment grade (“high yield securities” or “junk bonds”) or are not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Each Fund may have, from time to time, significant exposure to companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on a fund’s performance than if the fund held a broader range of investments. More information about other risks associated with investments in equity securities can be found in the Funds’ Prospectus.

Initial Public Offerings. Each Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Depositary Receipts. ADRs, as well as other “hybrid” forms of ADRs, including EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are receipts typically issued in Europe by a bank or trust company evidencing ownership of an underlying foreign security. Unlike ADRs, EDRs are issued in bearer form and designed for use in the European securities markets. GDRs are issued in bearer form and designated for use outside the United States.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to cooperate with the U.S. bank, update current or provide additional financial and other information to the bank or the investor, distribute shareholder communications received from the underlying issuer, or pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Master Limited Partnerships (MLPs). Each Fund may invest up to 5% of their assets in MLPs. An MLP is a limited partnership (or similar entity) in which investors buy units (“common units”) (versus shares of a corporation) and receive distributions (versus dividends). MLPs are generally registered with the SEC and publicly traded on a securities exchange or in the over-the-counter (OTC) market, with their value fluctuating predominantly based on prevailing market conditions. While the majority of MLPs own interests in businesses related to the production, infrastructure, transportation and storage of natural resources such as oil, gas, and fossil fuels, some MLPs operate in the real estate sector. With regard to U.S. federal income tax treatment, an MLP is generally treated as a pass-through entity, which means that the MLP itself is not subject to tax but its investors or “unit holders”, in calculating their tax liabilities, generally take into account their allocable shares of the MLP’s income, gain, deductions and losses, whether or not any amounts are distributed by the MLP. Distributions from an MLP to unit holders generally are not taxable unless they exceed a unit holder’s tax basis in its MLP interest. MLPs consist of a general partner and limited partners. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units. Limited partners own the remainder of the common units, and have a limited role, if any, in the MLP’s operations and management. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units, have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

There are risks related to investing in MLPs including, but not limited to, risks associated with (a) the MLP structure itself and (b) the specific industry or industries in which the MLP invests. MLPs holding interests in credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Even though the common units are typically traded on a securities exchange or in the OTC market, investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic, market, regulatory or other conditions, which could, in turn, affect the liquidity of the units themselves. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions to holders of the common units.

MLPs involve some risks that differ from an investment in the common stock of a corporation. Holders of MLP common units have limited control and voting rights on matters affecting the MLP. Holders of MLP common units are exposed to a possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP common units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s governing documents, or to take other action under the governing documents of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the statutes of that state. This liability may remain with the holder of units even after the units are sold. In addition, there are certain tax risks associated with an investment in units, and conflicts of interest exist between common interest holders and the general partner. For example, conflicts of interest may arise from incentive distribution payments paid to the general partner, or referral of business opportunities by the general partner or one of its affiliates to an entity other than the MLP. Additionally, holders of units are also exposed to the risk that they be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, if an MLP fails to sufficiently monitor its operations so that it remains taxed as a partnership under the Internal Revenue Code, the MLP could be taxed as a corporation, which could have adverse consequences for a fund that owns units of such an MLP.

To the extent that a fund invests in energy-related companies, through its investment in MLPs, it takes on additional risks. The fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries (“OPEC”); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of a fund’s energy-related investments, particularly MLPs that operate in oil, gas, fossil fuels and other natural resources related businesses, including energy production, generation, processing, distribution and infrastructure.

MLPs are subject to the other risks generally applicable to interests in companies in the energy and natural resources sectors, including commodity pricing risk, supply and demand risk and depletion risk and exploration risk. There are also certain tax risks associated with investment in MLPs, including the risk that U.S. taxing authorities could challenge the tax classification of the MLPs in which the Fund invests or certain tax deductions passed through to the Fund from such MLPs. These tax risks, and any adverse determination with respect thereto, could have a negative impact on the after-tax income available for distribution by the MLPs and/or the value of the fund’s investment in the MLP. There can be no assurance that future changes to U.S. tax laws or tax rules would not adversely affect a fund’s investments in MLPs or the value of the fund’s shares.

Investments in Foreign Equity Securities

Each Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Certain of the Funds have adopted limitations with respect to their investments in the equity securities of foreign issuers as follows: Large Growth Stock – 30% of total assets; Large Cap Value – 20% of total assets; Large Cap Growth – 20% of net assets; Large Core Value – 25% of total assets; Mid Cap Growth – 25% of total assets; Mid Cap Value – 25% of total assets; Mid Core Value – 10% of total assets; SMID Cap Growth – 25% of net assets; Small Cap Value – 25% of net assets; Small Cap Growth – 15% of total assets; Flexibly Managed – 25% of total assets; and Real Estate Securities – 25% of total assets. The International Equity Fund, under normal circumstances, will have at least 65% of its assets in such investments. Under normal circumstances, at least 80% of the Emerging Markets Equity Fund’s assets will be invested in equity securities or equity-linked instruments of issuers located in emerging market countries. Under normal circumstances, the Developed International Index Fund invests at least 80% of its net assets in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index.

A Fund’s investments in foreign securities subjects the Fund to risks that are different in some respects from those associated with an investment in a fund which invests only in securities of U.S. domestic issuers. Investments in foreign securities involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). The Sub-Advisers for the Small Cap Growth, Large Cap Growth, Large Core Growth, Large Core Value, Mid Core Value, Large Cap Value, Mid Cap Value, and SMID Cap Growth Funds do not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”

Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Investments in Smaller Companies

Each Fund may invest in equity securities of small and medium capitalization companies. Small Cap Value, Small Cap Growth, SMID Cap Value, SMID Cap Growth and the Small Cap Index Funds may invest all or a substantial portion of their assets in securities issued by smaller capitalization companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets. Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when they would otherwise be sold.

Investments in Unseasoned Companies

Each Fund may invest in the equity securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operations. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Investments in Variable Interest Entity Structures

The Emerging Markets Equity Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. Such investments are subject to the investment risks associated with the Chinese-based company. The VIE structure enables foreign investors, such as the Emerging Markets Equity Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. The VIE structure does not involve direct equity ownership in a China-based company, but rather involves claims to the China-based company’s profits and control of the assets that belong to the China-based company through contractual arrangements. The contractual arrangements in place with the China-based company provide limited ability to exercise control over the China-based company and the China-based company’s actions may negatively impact the value of an investment through a VIE structure. Control may also be jeopardized if a natural person who holds an equity interest in the China-based company breaches the terms of the contractual arrangements or is subject to legal proceedings, or if any physical instruments such as chops and seals are used without authorization.

Intervention by the Chinese government with respect to the VIE structure could significantly affect the Chinese operating company’s performance and thus, the value of the Emerging Markets Equity Fund’s investment through a VIE structure, as well as the enforceability of the contractual arrangements of the VIE structure. In the event of such an occurrence, the Emerging Markets Equity Fund, as a foreign investor, may have little or no legal recourse. If the Chinese government were to determine that the contractual arrangements establishing the VIE structure did not comply with Chinese law or regulations, the Chinese operating company could be subject to penalties, revocation of its business and operating license, or forfeiture of ownership interests. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, or Chinese law changes in a way that adversely affects the enforceability of the arrangements, or the contracts are otherwise not enforceable under Chinese law, in which case the Emerging Markets Equity Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available.

Lending of Portfolio Securities

For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to unaffiliated broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent. The collateral received will consist of government securities, letters of credit or such other collateral as may be permitted under its investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund has a right to call each loan and obtain the securities within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. No Fund will have the right to vote securities while they are being lent, but it will call a loan in anticipation of any material vote. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small capitalization stocks. In addition, because recalling a security may involve expenses to a Fund, it is expected that a Fund will do so only where the items being voted upon are, in the judgment of the Adviser or Sub-Adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by PMAM or the Fund’s Sub-Adviser to be of good standing and will not be made unless, in the judgment of PMAM or the Fund’s Sub-Adviser, the consideration to be earned from such loans would justify the risk. Investing the cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

LIBOR Replacement Risk

The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to interbank reference rates (referred to collectively as the “London Interbank Offered Rate” or “LIBOR”), which function as a reference rate or benchmark for such investments, financings or other transactions. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of Fund investments or the value or return on certain other Fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance.

On July 27, 2017, the Chief Executive of the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body and regulator of LIBOR, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. However, the FCA, the LIBOR administrator and other regulators subsequently announced a delay in the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. It is anticipated that LIBOR ultimately will be officially discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. Various financial industry groups have begun planning for that transition and certain regulators and industry groups have taken actions to establish alternative reference rates (e.g., the Secured Overnight Financing Rate, which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities and is intended to replace U.S. dollar LIBORs with certain adjustments). However, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known.

The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Although some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, others may not have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Instruments that include robust fallback provisions to facilitate the transition from LIBOR to an alternative reference rate may also include adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. The result may be that the fallback provision results in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged), LIBOR’s cessation may give rise to basis risk and render hedges less effective. As the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects and related adverse conditions could occur prior to the end of the remaining LIBOR tenors in mid-2023. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments, notwithstanding significant efforts by the industry to develop robust LIBOR replacement clauses. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and the possible renegotiation of existing contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. A Fund’s investments may also be tied to other interbank offered rates and currencies, which also will face similar issues. In many cases, in the event that an instrument falls back to an alternative reference rate, including the Secured Overnight Financing Rate, the alternative reference rate will not perform the same as LIBOR because the alternative reference rates do not include a credit sensitive component in the calculation of the rate. The alternative reference rates are generally secured by U.S. treasury securities and will reflect the performance of the market for U.S.

treasury securities and not the inter-bank lending markets. In the event of a credit crisis, floating rate instruments using alternative reference rates could therefore perform differently than those instruments using a rate indexed to the inter-bank lending market.

Various pending legislation, including in the U.S. Congress and the New York state legislature, may affect the transition of LIBOR-based instruments as well by permitting trustees and calculation agents to transition instruments with no LIBOR transition language to an alternative reference rate selected by such agents. Those legislative proposals include safe harbors from liability, which may limit the recourse a Fund may have if the alternative reference rate does not fully compensate the Fund for the transition of an instrument from LIBOR. It is uncertain whether such legislative proposals will be signed into law.

These developments could negatively impact financial markets in general and present heightened risks, including with respect to a Fund’s investments. As a result of this uncertainty and developments relating to the transition process, a Fund and its investments may be adversely affected.

Loan Participations and Assignments

Each Fund may invest in loan participations and assignments (collectively “participations”). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan, to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of developing countries (LDC debt). LDC debt will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. The loans underlying such participations may be secured or unsecured, and the Fund may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which a Fund may invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender’s rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as “participating interests,” do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to the fundamental investment restriction prohibiting a Fund from making loans.

There may not be a liquid public market for the loan participations. Hence, a Fund may be required to consider loan participations as illiquid securities and subject them to the Fund’s restriction on investing no more than 15% of assets in securities for which there is no readily available market. The Funds would initially impose a limit of no more than 5% of total assets in illiquid loan participations. The Large Cap Growth Fund and the High Yield Bond Fund currently do not intend to invest more than 5% and 15% of their assets, respectively, in participations.

Where required by applicable SEC positions, the Funds will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction which prohibits investing more than 5% of Fund assets in the securities of a single issuer.

Various service fees received by the Funds from loan participations may be treated as non-interest income depending on the nature of the fee (commitment, takedown, commission, service or loan origination). To the extent the service fees are not interest income, they will not qualify as income under Section 851(b) of the Internal Revenue Code. Thus the sum of such fees plus any other non-qualifying income earned by the Fund cannot exceed 10% of total income.

Real Estate Securities

Each Fund may invest in securities of companies that are engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which a Fund may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, mortgage lenders, and companies that own, construct, finance, manage or sell commercial, industrial, or residential real estate.

REOCs are corporations that engage in the development, management or financing of real estate. REOCs are publicly traded real estate companies that are taxed at the corporate level, unlike REITs, and investments in REOCs may accordingly bear a higher overall tax burden, depending on the conduct of the REOC’s operations. The value of a Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT, which are discussed below.

Although the Funds do not invest directly in real estate, investing in securities of companies that are engaged in the real estate industry exposes the Funds to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Further, an investment in the Real Estate Securities Fund will be closely linked to the performance of the real estate markets.

REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, which are discussed above. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act. By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. This may cause the price of REITs to decline, which may affect the price of a Fund. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Repurchase Agreements, Reverse Repurchase Agreements and Mortgage Dollar Rolls

Each Fund may enter into repurchase agreements through which an investor (such as a Fund) purchases a security (known as the “underlying security”) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Concurrently, the bank or securities dealer agrees to repurchase the underlying security at a future point at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The Limited Maturity Bond and Quality Bond Funds will only enter into a repurchase agreement where the underlying securities are (excluding maturity limitations) rated within the four highest credit categories assigned by established rating services (AAA, Aa, A, or Baa by Moody’s or AAA, AA, A, or BBB by S&P), or, if not rated, of equivalent investment quality as determined PMAM. The underlying security must be rated within the top three credit categories, or, if not rated, must be of equivalent investment quality as determined by the Adviser or Sub-Adviser. In addition, each Fund will only enter into a repurchase agreement where (i) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (ii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Each Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Funds generally retain the right to interest and principal payments on the security. If a Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value on a Fund’s portfolio’s securities. Because a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Funds will earmark on the books of the Funds or set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

The reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which the Funds will maintain an offsetting position in short duration investment grade debt obligations. Since the Funds will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the Adviser or Sub-Adviser believes that such arbitrage transactions present lower risks to the Funds than those associated with other types of leverage.

Each Fund may invest in mortgage “dollar rolls” or “covered rolls,” which are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

Restricted Securities and Private Placements

A Fund may invest in restricted securities. Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be classified as illiquid investments.

Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid for by a Fund. A Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”). Rule 144A Securities generally may be traded freely among certain qualified institutional investors, such as a Fund, and non-U.S. persons, but resale to a broader based of investors in the United States may be permitted only in significantly more limited circumstances. A qualified institutional investor is defined by Rule 144A under the 1933 Act generally as an institution, acting for its own account or for the accounts of other qualified institutional investors, that in the aggregate owns and invests on a discretionary basis at least $100 million in securities of issuers not affiliated with the institution. A dealer registered under the Securities Exchange Act of 1934, as amended (“1934 Act”), acting for its own account or the accounts of other qualified institutional investors, that in the aggregate owns and invests on a discretionary basis at least $10 million in securities of issuers not affiliated with the dealer may also qualify as a qualified institutional investor, as well as a 1934 Act registered dealer acting in a riskless principal transaction on behalf of a qualified institutional investor.

A Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A under the 1933 Act. The Funds may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for a Fund to dispose of such securities at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell it under an effective registration statement. If, during a period, adverse conditions were to develop, a Fund might obtain a less favorable price than prevailing when it decided to sell.

A Fund may also purchase equity securities, in a private placement, that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPEs”). Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Funds cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Risks Related to Brexit

On January 31, 2020, the United Kingdom formally withdrew from the EU (commonly referred to as “Brexit”) and, following an 11-month transition period, left the EU single market and customs union under the terms of a new trade agreement on December 31, 2020. The agreement governs the new relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The full scope and nature of the consequences of the exit are not at this time known and are unlikely to be known for a significant period of time. It is also unknown whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. Any additional exits from the EU, or the possibility of such exits, may have a significant impact on the United Kingdom, Europe, and global economies, which may result in increased volatility and illiquidity, new legal and regulatory uncertainties and potentially lower economic growth for such economies that could potentially have an adverse effect on the value of a Fund’s investments.

Special Purpose Acquisition Companies

A Fund may invest in stocks, warrants, rights, debt and other securities of special purpose acquisition companies (“SPACs”) in private placement transactions or as part of a public offering. A SPAC typically is a publicly traded company that raises investment capital through an initial public offering (“IPO”) for the purpose of acquiring or merging with an existing, unaffiliated company to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded as an alternative to a more traditional direct IPO by a private company. The shares of a SPAC are typically issued in “units.” Units generally include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which each security typically is freely tradeable.

Unless and until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. Generally, SPACs provide the opportunity for common shareholders to have some or all of their shares of common stock redeemed by the SPAC at or around the time of a proposed acquisition or merger. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time (typically, two years), the invested assets are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. As an investor in a SPAC, a Fund also may elect not to participate in a proposed SPAC transaction. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify suitable acquisition or merger target companies and to complete the acquisition or merger transaction. Some SPACs may pursue acquisitions or mergers only within certain industries, sectors or regions, which may increase the volatility of their securities’ prices and the risks associated with an investment in such SPACs. In addition to purchasing publicly-traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws and subject to certain restrictions (“restricted securities”). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and they may only be traded in the over-the-counter market. As a result of these restrictions on resale, which may be in place for extended periods of time, such restricted securities may be considered illiquid and difficult to value. If there is no market for the shares of the SPAC or only a thinly traded market for shares or interests in the SPAC develops, a Fund may not be able to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s value.

An investment in a SPAC is subject to a variety of risks, including those associated with the SPAC and the target company and investing in an IPO, and it is possible a Fund’s investment in a SPAC may lose value. With respect to SPACs, a Fund is subject to the risks that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a suitable target company; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; the values of investments in SPACs may be highly volatile and may depreciate significantly over time; and the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations. In addition, to the extent a SPAC is invested in cash or similar securities and depending on the size of the Fund’s investments in the SPAC, the Fund’s investment in a SPAC may adversely affect its ability to meet its investment objective.

In addition, investments in SPACs may be subject to the risks of investing in an IPO. These risks include risks associated with companies that have little or no operating history as public companies, unseasoned trading and small number of shares available for trading and limited information about the issuer. Additionally, investments in SPACs may be subject to the risks inherent in those industries and sectors of the market or regions where the new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. Although some IPOs may produce high, double-digit returns, such returns are highly unusual and may not be sustainable.

Trade Claims

Each Fund may invest up to 5% of its total assets in trade claims. Trade claims are non-securitized rights of payment arising from obligations other than borrowed funds. Trade claims typically arise when, in the ordinary course of business, vendors and suppliers extend credit to a company by offering payment terms. Generally, when a company files for bankruptcy protection, payments on these trade claims cease and the claims are subject to a compromise along with the other debts of the company. Trade claims typically are bought and sold at a discount reflecting the degree of uncertainty with respect to the timing and extent of recovery. In addition to the risks otherwise associated with low-quality obligations, trade claims have other risks, including the possibility that the amount of the claim may be disputed by the obligor.

Over the last few years a market for the trade claims of bankrupt companies has developed. Many vendors are either unwilling or lack the resources to hold their claim through the extended bankruptcy process with an uncertain outcome and timing. Some vendors are also aggressive in establishing reserves against these receivables, so that the sale of the claim at a discount may not result in the recognition of a loss.

Trade claims can represent an attractive investment opportunity because these claims typically are priced at a discount to comparable public securities. This discount is a reflection of a less liquid market, a smaller universe of potential buyers and the risks peculiar to trade claim investing. It is not unusual for trade claims to be priced at a discount to public securities that have an equal or lower priority claim.

As noted above, investing in trade claims does carry some unique risks which include:

Establishing the Amount of the Claim. Frequently, the supplier’s estimate of its receivable will differ from the customer’s estimate of its payable. Resolution of these differences can result in a reduction in the amount of the claim. This risk can be reduced by only purchasing scheduled claims (claims already listed as liabilities by the debtor) and seeking representations from the seller.

Defenses to Claims. The debtor has a variety of defenses that can be asserted under the bankruptcy code against any claim. Trade claims are subject to these defenses, the most common of which for trade claims relates to preference payments. Preference payments are all payments made by the debtor during the 90 days prior to the bankruptcy filing. These payments are presumed to have benefited the receiving creditor at the expense of the other creditors. The receiving creditor may be required to return the payment unless it can show the payments were received in the ordinary course of business. While none of these defenses can result in any additional liability of the purchaser of the trade claim, they can reduce or wipe out the entire purchased claim. This risk can be reduced by seeking representations and indemnification from the seller.

Documentation/Indemnification. Each trade claim purchased requires documentation that must be negotiated between the buyer and seller. This documentation is extremely important since it can protect the purchaser from losses such as those described above. Legal expenses in negotiating a purchase agreement can be fairly high. Additionally, it is important to note that the value of an indemnification depends on the seller’s credit.

Volatile Pricing Due to Illiquid Market. There are only a handful of brokers for trade claims and the quoted price of these claims can be volatile. Accordingly, trade claims may be illiquid investments.

No Current Yield/Ultimate Recovery. Trade claims are almost never entitled to earn interest. As a result, the return on such an investment is very sensitive to the length of the bankruptcy, which is uncertain. Although not unique to trade claims, it is worth noting that the ultimate recovery on the claim is uncertain and there is no way to calculate a conventional yield to maturity on this investment. Additionally, the exit for this investment is a plan of reorganization which may include the distribution of new securities. These securities may be as illiquid as the original trade claim investment.

Tax Issue. Investments in trade claims could affect a Fund’s ability to qualify for the favorable tax treatment available to RICs under the Internal Revenue Code. In order to qualify for such treatment, a Fund must generally derive at least 90% of its gross income from certain sources and meet certain tests as to diversification of its assets. Income and gains derived from trade claims are likely to be treated as not derived from a qualifying source. Significant investments in trade claims may also make it more difficult for a Fund to meet its asset diversification tests.

Warrants

Each Fund may invest in warrants. The Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds may, consistent with their investment objectives and policies, invest an unlimited amount in warrants. The Flexibly Managed, Large Growth Stock and High Yield Bond Funds may invest in warrants if, after such investment, no more than 10% of the value of a Fund’s net assets would be invested in warrants. The Large Cap Value, Small Cap Value, Mid Core Value, Small Cap Growth, International Equity and Quality Bond Funds may invest in warrants; however, not more than 5% of any such Fund’s assets (measured at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of such assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchange. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities

Each Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund purchasing the when-issued security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the particular Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. PMAM and the Sub-Advisers do not believe that the net asset value or income of the Funds will be adversely affected by the respective Fund’s purchase of securities on a when-issued basis. The Funds will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such earmarked securities either will mature or, if necessary, be sold on or before the settlement date.

INVESTMENT RESTRICTIONS

The investment restrictions described below have been adopted as fundamental and non-fundamental policies of the respective Funds. Fundamental policies may not be changed without the approval of the lesser of: (1) 67% of a Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding shares. Non-fundamental policies are subject to change by the Company’s Board of Directors without shareholder approval. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a Fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a Fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Money Market Fund

Fundamental Policies:

1. Diversification. The Fund may not purchase the securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of an issuer if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit, or bankers’ acceptances.

9. Restricted or Illiquid Securities. The Fund may not purchase restricted securities, illiquid securities, or securities without readily available market quotations, or invest more than 5% of the value of its total assets in repurchase agreements maturing in more than seven days and in the obligations of small banks and savings and loan associations which do not have readily available market quotations.

Non-Fundamental Policies:

1. Equity Securities. The Fund may not purchase any common stocks or other equity securities, or securities convertible into equity securities.

2. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

3. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.

5. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

6. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof.

7. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

8. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

Limited Maturity Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset-backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3 % of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed

33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Debt Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, or if unrated, determined by the Adviser to be of comparable quality.

Quality Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate (although it may purchase securities of companies whose business involves the purchase or sale of real estate).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided, however, that (a) asset-backed securities will be classified according to the underlying assets securing such securities, and (b) the Fund may invest without limitation in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the total assets of the Fund would be invested in securities which are subject to legal or contractual restrictions on resale.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Short Sales and Purchases on Margin. The Fund may not purchase securities on margin or effect short sales of securities, but the Fund may make margin deposits in connection with interest rate futures transactions subject to its policy on futures contracts below.

6. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

7. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except the Fund reserves the right to write covered call options and purchase put and call options.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

9. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

10. Warrants. The Fund may not purchase a security if, as a result, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities.

11. Investing in Debt Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, or, if unrated, determined by the Adviser to be of comparably quality.

High Yield Bond Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Equity Securities. The Fund may not invest more than 20% of the Fund’s total assets in common stocks (including up to 10% in warrants).

4. Purchases on Margin. The Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with interest rate futures contracts.

5. Futures Contracts. The Fund may not enter into an interest rate futures contract if, as a result thereof, (i) the then current aggregate futures market prices of financial instruments required to be delivered under open futures contract sales plus the then current aggregate purchase prices of financial instruments required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract); or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

6. Restricted or Illiquid Securities. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities and securities without readily available market quotations.

7. Investment Companies. The Fund may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act and any rules adopted thereunder or (ii) securities of T. Rowe Price internally-managed money market funds.

8. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result, more than 5% of the Fund’s total assets would be invested in such programs.

9. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

10. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and SAI.

11. Purchases when Borrowings Outstanding. The Fund may not purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

12. Short Sales. The Fund may not effect short sales of securities.

13. Warrants. The Fund may not invest in warrants if, as a result, more than 10% of the value of the net assets of the Fund would be invested in warrants.

14. Investing in High Yield Bonds. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds, income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by the Adviser.

Flexibly Managed Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (this restriction shall not prevent the Fund from investing in securities of other instruments backed by real estate or in securities of companies engaged in the real estate business).

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that the Fund will normally concentrate 25% or more of its assets in the banking industry when the Fund’s position in issues maturing in one year or less equals 35% or more of the Fund’s total assets.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3 % of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of the value of the Fund’s net assets would be invested in repurchase agreements maturing in more than seven days and restricted securities, illiquid securities, and securities without readily available market quotations.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except (i) to the extent permitted by the 1940 Act and any rules adopted thereunder, or (ii) securities of the T. Rowe Price Reserve Investment Fund, an internally-managed money market fund of T. Rowe Price.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of its total assets would be invested in such programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities; except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

Large Growth Stock Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3 % of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, and except for margin deposits made in connection with futures contracts, subject to its policy on futures contracts below.

4. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

5. Puts, Calls, Etc. The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Fund reserves the right to write covered call options and purchase put and call options.

6. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

7. Mortgaging. The Fund may not mortgage, pledge, or hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except (i) as may be necessary in connection with permissible borrows, in which event such mortgaging, pledging, or hypothecating may not exceed 15% of the Fund’s assets, valued at cost; provided, however, that as a matter of operating policy, which may be changed without shareholder approval, the Fund will limit any such mortgaging, pledging, or hypothecating to 10% of its net assets, valued at market, and (ii) it may enter into futures contracts.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Large Capitalization Stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies.

Large Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Large Capitalization Stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations.

Large Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Large Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies.

Index 500 Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and tax-exempt obligations of state or municipal governments and their political subdivisions securities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (v) asset-backed securities will be classified according to the underlying assets securing such securities; and (vi) the Fund may concentrate its investments to approximately the same extent that the index the Fund is designed to track concentrates in the securities of a particular industry or group of industries.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Securities Listed in the S&P 500® Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of the S&P 500® Index.

Mid Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Mid Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Mid Core Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time (the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities).

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase securities of any issuer if, as a result, more than 25% of the value of the Fund’s total assets would be invested in the securities of issuers having their principal activities in the same industry; provided, however, that (i) there are no limitations on the amount that may be invested in the securities of the U.S. Government and instrumentalities; (ii) the Fund may invest in the securities of open-end management investment companies to the extent permitted by applicable law; (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iv) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (v) asset-backed securities will be classified according to the underlying assets securing such securities.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

4. Short Sales. The Fund may not make short sales of securities or maintain a short position except to the extent permitted by applicable law.

5. Illiquid Securities. The Fund may not invest more than 15% of its net assets (at the time of investment) in illiquid securities, except for qualifying for resale under Rule 144 of the Securities Act of 1933.

6. Derivatives. The Fund may not write, purchase or sell puts, calls, straddles, spreads or combination thereof.

7. Investing in Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.

Small Cap Growth Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

9. Investing in Small Capitalization Companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies.

Small Cap Value Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein, and securities which are secured by real estate or interests therein.

3. Commodities. The Fund may not invest in physical commodities or physical commodity contracts, but it may purchase and sell financial futures contracts and options thereon.

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not invest more than 25% or more of the value of the Fund’s total assets in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Purchases on Margin. The Fund may not purchase securities on margin, except that it may make margin deposits in connection with financial futures contracts or options.

4. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

5. Oil and Gas Programs. The Fund may not invest in oil, gas or mineral exploration or developmental programs, except that it may invest in the securities of companies which operate, invest in, or sponsor such programs.

6. Illiquid Securities. The Fund may not purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

7. Short Sales. The Fund may not effect short sales of securities, except short sales “against the box.”

8. Mortgaging. The Fund may not mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrows (including reverse repurchase agreements) financial options and other hedging activities.

9. Investing in Small Capitalization Companies. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies.

International Equity Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell marketable securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell marketable securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statue, rules or regulations may be amended or interpreted from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund may not purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund’s total assets would be invested in the securities of issuers having their principal business activities in the same industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Restricted or Not Readily Marketable Securities. The Fund may not purchase a security if, as a result, more than 15% of the Fund’s total assets would be invested in: (a) securities with legal or contractual restrictions on resale, (b) repurchase agreements maturing in more than seven (7) days, and (c) other securities that are not readily marketable.

4. Investment Companies. The Fund may not purchase securities of open-end and closed-end investment companies, except to the extent permitted by the 1940 Act and any rules adopted thereunder.

5. Oil and Gas Programs. The Fund may not purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs.

6. Short Sales and Purchases on Margin. The Fund may not effect short sales of securities or purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except that it may make margin deposits in connection with futures contracts, subject to its policy on futures contracts below.

7. Control of Portfolio Companies. The Fund may not invest in companies for the purpose of exercising management or control.

8. Futures Contracts. The Fund may not enter into a futures contract if, as a result thereof, (i) the then current aggregate futures market prices of securities required to be delivered under open futures contract sales plus the then current aggregate purchase prices of securities required to be purchased under open futures contract purchases would exceed 30% of the Fund’s total assets (taken at market value at the time of entering into the contract) or (ii) more than 5% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts or to premiums on options thereon.

9. Investing in Equities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants.

Real Estate Securities Fund

Fundamental Policies:

1. Diversification. The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. The Fund may not purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. The Fund may not purchase or sell commodities or commodities contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (for the avoidance of doubt, this limitation shall not prevent the Fund from, among other things, purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts, from investing in securities or other instruments backed by physical commodities or from investing in securities of companies that deal in physical commodities or interests therein).

4. Loans. The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Borrowing. The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

6. Underwriting. The Fund may not act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

7. Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

8. Industry Concentration. The Fund will concentrate its investments in securities issued by companies in the real estate industry.

Non-Fundamental Policies:

1. Lending. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. The Fund may not borrow money, except that the Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid or restricted securities (this restriction does not apply to any Rule 144A restricted security).

Balanced, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Developed International Index, Emerging Markets Equity, Small Cap Index, and LifeStyle Funds

Fundamental Policies:

Each of the above Funds may not:

1. Diversification. With respect to 75% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.

2. Real Estate. Purchase or sell real estate although it may purchase or sell securities of companies whose business involves the purchase or sale of real estate (including securities issued by REITs) and may purchase and sell securities that are secured by interests in real estate.

3. Commodities. Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time (this limitation shall not prevent the Fund from purchasing or selling futures contracts, options contracts, equity index participations and index participation contracts or from investing in securities or other instruments backed by physical commodities).

4. Borrowing. Borrow money, except to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwriting. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities.

6. Senior Securities. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in (4) above or as permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. Restrictions on senior securities do not apply to certain techniques (such as reverse repurchase agreements) entered into in compliance with applicable laws and interpretations thereof.

7. Lending. Make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

8. Industry Concentration. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry (except that the Small Cap Index and Developed International Index Fund may purchase securities to the extent that the index the Fund is designed to track is also so concentrated1).

Non-Fundamental Policies:

Each of the above Funds may not:

1. Lending. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

2. Borrowing. Borrow money, except that each Fund (a) may borrow money from banks and engage in reverse repurchase agreements with any party provided that such borrowings and reverse repurchase agreements in combination do not exceed 33 1/3% of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets); and (b) may borrow an additional amount up to 5% of its assets for temporary or emergency purposes.

3. Illiquid Securities. Invest more than 15% of its net assets in illiquid securities.

[1]

Each of the Small Cap Index Fund and Developed International Index Fund will concentrate its investments in an industry or group of industries to the same extent that its underlying index concentrates in an industry or group of industries.

In addition, certain of the above Funds are subject to a non-fundamental policy to invest 80% of their assets, plus the amount of any borrowings for investment purposes, pursuant to Rule 35d-1, as follows:

Large Core Growth Fund and Large Core Value Fund

4. Investing in Large Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies.

SMID Cap Growth Fund and SMID Cap Value Fund

5. Investing in Small and Medium Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.

Small Cap Index Fund

6. Investing in Small Capitalization Companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index.

Developed International Index Fund

7. Investing in International Securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index.

Emerging Markets Equity Fund

8. Investing in Emerging Market Equities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in emerging market countries.

In addition to the restrictions set forth above each Fund of the Company may be subject to investment restrictions imposed under the insurance laws and regulations of Pennsylvania and other states. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of the shareholders, with the requirements as so modified.

Each insurance company separate account that invests in a Fund must generally meet certain diversification requirements under Section 817(h) of the Internal Revenue Code in order for the annuities and insurance contracts funded by that separate account to be treated as “annuities” or “life insurance contracts” under the Internal Revenue Code. If certain requirements are met, those separate accounts are allowed to look through a Fund in which they invest to determine whether they are adequately diversified. In order to enable separate accounts investing all of their assets in a Fund to meet the diversification requirements in regulations promulgated under Section 817(h), each Fund will use its best efforts to meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The above diversification requirements must be met within 30 days of the end of each calendar quarter.

In addition to the foregoing, the Money Market Fund will restrict its investments in accordance with the portfolio quality, diversification and maturity standards contained in Rule 2a-7 under the 1940 Act, as such Rule is amended from time to time.

GENERAL INFORMATION

Investment Advisory Services

Penn Mutual Asset Management, LLC. PMAM is a registered investment adviser and a registered commodity pool operator. PMAM serves as investment adviser to each of the Funds and has served as the investment adviser of each Fund since its inception. PMAM is a wholly-owned subsidiary of Penn Mutual, a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM was organized in June 1989 and its office is located at 600 Dresher Road, Horsham, Pennsylvania 19044. As of December 31, 2021, PMAM serves as investment adviser for approximately $[    ] billion of investment assets.

PMAM performs day-to-day portfolio management services for the Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Balanced, and LifeStyle Funds (collectively, the “PMAM-Managed Funds”). See “INVESTMENT ADVISER” in the Prospectus for information regarding PMAM and investment advisory and portfolio management services provided to the Funds by PMAM. Each Fund pays PMAM, on a monthly basis, an advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Money Market Fund	0.33% of the first $200,000,000; 0.31% of the next $150,000,000; 0.29% of the next $150,000,000; 0.27% over $500,000,000.
Limited Maturity Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Quality Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
High Yield Bond Fund	0.46% of the first $200,000,000; 0.44% of the next $150,000,000; 0.42% of the next $150,000,000; 0.40% over $500,000,000.
Flexibly Managed Fund	0.72% of the first $500,000,000; 0.70% of the next $2,000,000,000; 0.68% of the next $1,500,000,000; 0.65% of the next $1,000,000,000; 0.62% over $5,000,000,000.
Large Growth Stock Fund	0.72% of the first $250,000,000; 0.68% of the next $250,000,000; 0.65% over $500,000,000.
Large Cap Value Fund	0.67% of the first $150,000,000; 0.65% over $150,000,000.
Index 500 Fund	0.14% of the first $150,000,000; 0.13% of the next $150,000,000; 0.12% over $300,000,000.
Mid Cap Growth Fund	0.70%
Mid Cap Value Fund	0.55% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.
Small Cap Growth Fund	0.80% of the first $25,000,000; 0.75% of the next $25,000,000; 0.70% over $50,000,000.
Small Cap Value Fund	0.75% of the first $50,000,000; 0.725% of the next $50,000,000; 0.70% over $100,000,000.
International Equity Fund	0.83% of the first $227,000,000; 0.63% over $227,000,000.
Large Cap Growth Fund	0.55%
Mid Core Value Fund	0.69%
Real Estate Securities Fund	0.70%
Large Core Growth Fund	0.60%

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Core Value Fund	0.67% of the first $150,000,000; 0.65% of the next $250,000,000; 0.60% over $400,000,000.
SMID Cap Growth Fund	0.75%
SMID Cap Value Fund	0.84%
Emerging Markets Equity Fund	0.87%
Small Cap Index Fund	0.30%
Developed International Index Fund	0.30%
Balanced Fund	0.00%
Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Aggressive Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderate Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Moderately Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.
Conservative Allocation Fund	0.12% of the first $200,000,000; 0.11% of the next $150,000,000; 0.10% of the next $150,000,000; 0.09% over $500,000,000.

In addition, PMAM provides investment advisory services to the Flexibly Managed, Large Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, Small Cap Value, Small Cap Growth, International Equity, Real Estate Securities, Large Core Growth, Large Core Value, SMID Cap Growth, SMID Cap Value, Emerging Markets Equity, Small Cap Index and Developed International Index Funds (collectively, the “Sub-Advised Funds”) through Sub-Advisers that are selected to manage the Funds. Each Sub-Advised Fund’s Sub-Adviser, listed below, performs day-to-day investment management services for its Sub-Advised Fund(s). PMAM remains responsible for the performance of the Funds, and oversees each Sub-Adviser to monitor compliance with the Fund’s investment policies and guidelines and adherence to its investment style. See “INVESTMENT ADVISER—Manager of Managers Structure” in the Prospectus. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to each Sub-Advised Fund. PMAM pays each Sub-Adviser, on a monthly basis, a sub-advisory fee based on the average daily net assets of each Fund at the annual rates listed in the table below.

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Cap Value Fund	AllianceBernstein L.P.	0.29% of the first $150,000,000; 0.25% over $150,000,000.
SMID Cap Value Fund	AllianceBernstein L.P.	0.80% of the first $10,000,000; 0.65% of the next $40,000,000; 0.55% over $50,000,000.
Mid Core Value Fund	American Century Investment Management, Inc.	0.42% of the first $150,000,000; 0.40% over $150,000,000.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.	0.38% of the first $100,000,000; 0.25% over $100,000,000.
Large Core Value Fund	Eaton Vance Management	0.35% of the first $150,000,000; 0.30% of the next $250,000,000; 0.25% over $400,000,000.

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.[1]	0.62% of the first $50,000,000; 0.60% of the next $50,000,000; 0.59% over $100,000,000.
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.[1]	0.44% of the first $50,000,000; 0.42% of the next $50,000,000; 0.40% over $100,000,000.
Mid Cap Growth Fund	Delaware Investments Fund Advisers	When Fund assets do not exceed $800,000,000: 0.40% of the first $150,000,000; 0.35% of the next $150,000,000; 0.33% of the next $300,000,000; 0.30% of the next $200,000,000.	When Fund assets exceed $800,000,000: 0.30% (including assets at and below $800,000,000)
Small Cap Growth Fund	Janus Capital Management LLC	0.55%
Mid Cap Value Fund	Janus Capital Management LLC	0.35%
Large Cap Growth Fund	Massachusetts Financial Services Company	0.40%
Large Core Growth Fund	Morgan Stanley Investment Management Inc.	0.40% of the first $100,000,000; 0.38% over $100,000,000.
Small Cap Index Fund	SSGA Funds Management, Inc.	0.08% of the first $50,000,000; 0.06% of the next $50,000,000; 0.04% over $100,000,000.
Developed International Index Fund	SSGA Funds Management, Inc.	0.15% of the first $50,000,000; 0.10% of the next $50,000,000; 0.05% over $100,000,000.
Index 500 Fund	SSGA Funds Management, Inc.	0.05% of the first $150,000,000; 0.04% of the next $150,000,000; 0.02% over $300,000,000.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.[2]

When Fund assets do not exceed $500,000,000:

0.50% of the first $250,000,000;

0.40% over $250,000,000.

When Fund assets exceed $2,000,000,000, but do not exceed $3,000,000,000:

0.40% of the first $500,000,000;

0.35% over

$500,000,000.

When Fund assets exceed $500,000,000, but do not exceed $2,000,000,000:

0.40% of the first $1,000,000,000;

0.35% over $1,000,000,000.

When Fund assets exceed $3,000,000,000:

0.35%

(including assets at and below $3,000,000,000).

Large Growth Stock Fund	T. Rowe Price Associates, Inc.[2]	When Fund assets do not exceed $1,000,000,000: 0.40% of the first $250,000,000; 0.375% of the next $250,000,000; 0.35% over $500,000,000.	When Fund assets exceed $1,000,000,000: 0.35% of the first $1,000,000,000; 0.325% over $1,000,000,000.

NAME OF FUND	NAME OF SUB-ADVISER	SUB-ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Emerging Markets Equity Fund	Vontobel Asset Management, Inc.

0.42% of the first $227,000,000 (based on aggregate Emerging Markets Equity Fund and International Equity Fund assets under management);

0.22% over $227,000,000 (based on aggregate Emerging Markets Equity Fund and International Equity Fund assets under management).

International Equity Fund	Vontobel Asset Management, Inc.

0.42% of the first $227,000,000 (based on aggregate Emerging Markets Equity Fund and International Equity Fund assets under management);

0.22% over $227,000,000 (based on aggregate Emerging Markets Equity Fund and International Equity Fund assets under management).

[1]	Goldman Sachs Asset Management, L.P. is wholly-owned by The Goldman Sachs Group, Inc.
[2]

T. Rowe Price Associates, Inc. (“T. Rowe Price”) has agreed to waive its monthly compensation due it under the Investment Sub-Advisory Agreement to the extent necessary to reduce its effective monthly sub-advisory fees for each of the Flexibly Managed Fund and Large Growth Stock Fund by the following percentages based on the combined average daily net assets of the Funds:

Combined Asset Levels	Percentage Fee Waiver
Between $750,000,000 and $1,500,000,000	5% fee reduction
Between $1,500,000,000 and $3,000,000,000	7.5% fee reduction
Above $3,000,000,000	10% fee reduction

For fiscal years 2021, 2020 and 2019, the advisory fees waived and the advisory fees paid to PMAM by each Fund were as follows:

	Advisory Fees Waived			Advisory Fees Paid[1]
Fund	2021	2020	2019	2021	2020	2019
Money Market Fund		$294,197	$0		$445,813	$337,707
Limited Maturity Bond Fund		0	0		1,116,517	1,081,426
Quality Bond Fund		0	0		2,006,803	1,874,733
High Yield Bond Fund		0	0		692,277	729,633
Flexibly Managed Fund		0	0		30,311,983	29,006,871
Balanced Fund		0	N/A		N/A	N/A
Large Growth Stock Fund		0	0		2,487,107	2,281,740
Large Cap Growth Fund		0	0		339,437	328,429
Large Core Growth Fund		0	0		1,013,599	817,856
Large Cap Value Fund		0	0		1,109,824	1,266,950
Large Core Value Fund		0	0		1,120,361	1,278,428
Index 500 Fund		0	0		654,383	603,041
Mid Cap Growth Fund		0	0		1,126,694	944,306
Mid Cap Value Fund		0	0		489,597	801,331
Mid Core Value Fund		0	0		603,915	610,245
SMID Cap Growth Fund		0	0		576,228	523,319
SMID Cap Value Fund		0	0		496,498	716,614
Small Cap Growth Fund		0	0		848,159	799,950
Small Cap Value Fund[2]		1,941	0		1,168,280	1,562,732
Small Cap Index Fund[3]		5,459	0		189,751	211,949
Developed International Index Fund		0	0		298,644	321,524
International Equity Fund		0	0		2,402,324	2,584,265
Emerging Markets Equity Fund		0	0		1,160,541	1,360,021
Real Estate Securities Fund		0	0		808,124	908,749
Aggressive Allocation Fund		0	0		77,650	83,780

	Advisory Fees Waived			Advisory Fees Paid[1]
Fund	2021	2020	2019	2021	2020	2019
Moderately Aggressive Allocation Fund		0	0		248,653	275,958
Moderate Allocation Fund		0	0		320,237	349,915
Moderately Conservative Allocation Fund		0	0		107,695	111,645
Conservative Allocation Fund		0	0		69,557	70,732

[1]	“Advisory Fees Paid” reflect the gross amount of advisory fees paid and do not reflect amounts waived, as reported under “Advisory Fees Waived.”
[2]	During the fiscal year ended December 31, 2020, PMAM recovered previously waived advisory fees of $1,941 for the Small Cap Value Fund.
[3]	During the fiscal year ended December 31, 2020, PMAM recovered previously waived advisory fees of $5,369 for the Small Cap Index Fund.

For fiscal years 2021, 2020 and 2019, the fees paid by PMAM to each of the Fund’s sub-advisers were as follows:

Fund	Sub-Adviser	2021	2020	2019
Flexibly Managed Fund	T. Rowe Price Associates, Inc.		$14,298,057	$13,666,143
Large Growth Stock Fund	T. Rowe Price Associates, Inc.		1,294,108	1,190,078
Large Cap Growth Fund	Massachusetts Financial Services Company		246,863	238,857
Large Core Growth Fund	Morgan Stanley Investment Management, Inc.		661,946	537,975
Large Cap Value Fund	AllianceBernstein, L.P.		475,353	535,750
Large Core Value Fund	Eaton Vance Management		578,219	651,198
Index 500 Fund	SSGA Funds Management, Inc.		176,564	168,007
Mid Cap Growth Fund[1]	Delaware Investments Fund Advisers (4/30/21 - 12/31/21)
	Ivy Investment Management Company (1/1/19 - 4/29/21)		636,363	539,603
Mid Cap Value Fund[2]	Janus Capital Management LLC (5/1/20 - 12/31/21)		201,932	N/A
	Neuberger Berman Investment Advisers LLC (1/1/19 - 4/30/20)	N/A	115,895	606,589
Mid Core Value Fund	American Century Investment Management, Inc.		367,600	378,940
SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.		332,687	303,059
SMID Cap Value Fund	AllianceBernstein, L.P.		390,020	534,211
Small Cap Growth Fund	Janus Capital Management LLC		636,946	599,068
Small Cap Value Fund	Goldman Sachs Asset Management, L.P.		973,086	1,446,915
Small Cap Index Fund	SSGA Funds Management, Inc.		47,950	52,390
Developed International Index Fund	SSGA Funds Management, Inc.		123,248	128,587
International Equity Fund	Vontobel Asset Management, Inc.		1,063,526	1,280,144
Emerging Markets Equity Fund[3]	Vontobel Asset Management, Inc. (5/1/20 - 12/31/21)		286,082	N/A
	Morgan Stanley Investment Management, Inc. (1/1/19 - 4/30/20)	N/A	262,452	916,536
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.		418,616	469,512

[1]	Effective April 30, 2021, Delaware Investments Fund Advisers replaced Ivy Investment Management Company as the Fund’s sub-adviser.

[2]	Effective May 1, 2020, Janus Capital Management LLC replaced Neuberger Berman Investment Advisers LLC as the Fund’s sub-adviser.
[3]	Effective May 1, 2020, Vontobel Asset Management, Inc. replaced Morgan Stanley Investment Management, Inc. as the Fund’s sub-adviser.

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own (if any), and how they are compensated.

Penn Mutual Asset Management, LLC: Adviser to the PMAM-Managed Funds.

Compensation. The PMAM portfolio managers are compensated directly by PMAM. The compensation paid to the PMAM portfolio managers is determined based upon two components. The first component is base salary, which is fixed and reviewed annually. The second component of compensation is in the form of a bonus based upon a multiple of base salary and tied to specific measures of profitability goals, sales goals and expense management goals of Penn Mutual.

Fund Shares Owned by Portfolio Managers. As of December 31, 2021, no PMAM portfolio manager beneficially owned shares of the Funds that he managed.

Other Accounts. In addition to certain of the PMAM-Managed Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Ellis		$		$		$
Mark Heppenstall		$		$		$
Zhiwei Ren		$		$		$
Greg Zappin		$		$		$

Conflicts of Interest. The Portfolio Managers manage multiple accounts, including the PMAM-Managed Funds. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. PMAM believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives. Certain PMAM portfolio managers may also manage the assets of the general account of Penn Mutual and its affiliate insurance companies. PMAM’s policies and procedures provide that the trading of insurance accounts will be performed in a manner that does not give an improper advantage to those accounts to the detriment of any other account managed by PMAM.

PMAM does not believe that any material conflicts of interest exist in connection with the Portfolio Managers’ management of the investments of the PMAM-Managed Funds and the investments of the Other Accounts referenced in the table above.

AllianceBernstein L.P. (“AllianceBernstein”): Sub-Adviser to the Large Cap Value Fund and SMID Cap Value Fund

Compensation. AllianceBernstein’s compensation program for portfolio managers, analysts and traders is designed to attract and retain the highest-caliber employees. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects the individual’s contributions in achieving client objectives.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component for portfolio managers averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation across all asset classes is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a four-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers. The qualitative component for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Among the important aspects are: thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong talent pool, mentoring newer investment professionals, being a good corporate citizen, and achievement of personal goals. Personal goals include objectives related to ESG and Diversity and Inclusion. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2021.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James MacGregor		$		$		$
Frank Caruso		$		$		$
John Fogarty		$		$		$
Vinay Thapar		$		$		$
Erik Turenchalk		$		$		$

Conflicts of Interests.

Investment Professional Conflict of Interest Disclosure. As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

American Century Investment Management, Inc. (“American Century”): Sub-Adviser to the Mid Core Value Fund

Compensation. American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2021, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance of mutual funds a portfolio manager manages. Bonus payments are determined by a combination of factors. One factor is mutual fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- , three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The investment performance of the relevant American Century fund is measured, in part, relative to the performance of the Russell Midcap® Value Index. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group). Performance of the Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: global growth equity, global value equity, disciplined equity, global fixed income, and multi-asset strategies. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three-, and five- year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios. The American Century ETFs are not included in a product group composite.

A portion of portfolio managers’ bonuses may also be tied to management of ETFs, profitability, or individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of American Century Companies, Inc. (“ACC”). These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2021.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2021.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Phillip N. Davidson		$		$		$
Michael Liss		$		$		$
Kevin Toney		$		$		$
Brian Woglom		$		$		$

Conflicts of Interest. Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, global growth equity, global value equity, global fixed income, multi-asset strategies, exchange traded funds, and Avantis Investors funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall that restricts real time access to information regarding any portfolio’s transaction activities and positions to team members that have responsibility for a given portfolio or are within the same equity investment discipline. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Cohen & Steers Capital Management, Inc. (“Cohen & Steers”): Sub-Adviser to the Real Estate Securities Fund

Compensation. Compensation of portfolio managers and other investment professionals is comprised of: (1) a base salary, (2) an annual cash bonus and (3) long-term stock-based compensation consisting generally of restricted stock units of Cohen & Steers, Inc. (“CNS”), the parent company of Cohen & Steers. All employees, including the portfolio managers and other investment professionals, also receive certain retirement, insurance and other benefits. Compensation is reviewed on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are effective the January following the fiscal year-end of CNS. Compensation for the portfolio managers is determined by evaluating four primary components, in order of emphasis: (1) investment performance, (2) leadership and collaboration, (3) team level revenue changes and (4) the firm’s financial results. The investment performance evaluation is based on the team’s excess returns versus a representative benchmark and, where available, on the percentile rankings relative to an institutional peer group and percentile rankings relative to a retail peer group. The performance metrics are on a pre-tax and pre-expense basis and are reviewed for both the one- and three-year periods, with a greater weight given to the three-year period. The benchmark and peers which most represent the investment strategy are used in evaluating performance. For portfolio managers responsible for multiple funds and other accounts, performance is evaluated on an aggregate basis. Leadership and collaboration are evaluated through a qualitative assessment. The qualitative factors considered for evaluating leadership include, among others, process and innovation, team development, thought leadership, client service and cross team cooperation. A final factor is based on portfolio managers’ ownership level in the funds they manage.

On an annual basis, the performance metrics and leadership factors are aggregated to produce a quantitative assessment of the portfolio manager and investment team. This assessment is considered alongside calendar year over year changes in a strategy’s advisory fees earned, the operating performance of Cohen & Steers and CNS, and market factors to determine appropriate levels for salaries, bonuses and stock-based compensation. Base compensation for portfolio managers are fixed and vary in line with the portfolio manager’s seniority and position with the firm. Cash bonuses and stock based compensation may fluctuate significantly from year-to-year, based on this framework.

Cohen & Steers has a negligible number of accounts with performance based fees, and although portfolio managers do not directly receive a portion of these fees, performance based fees may contribute to the overall profitability of Cohen & Steers.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2021.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Jon Cheigh		$		$	*		$
Mathew Kirschner		$		$			$
Jason Yablon		$		$	*	*	$

*	[ ] Other Account with total assets of approximately $ million had performance-based advisory fees.
**	[ ] Other Accounts with total assets of approximately $ million had performance-based advisory fees.

Conflicts of Interests. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to one of the Fund’s strategies, Cohen & Steers has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), for equity strategies it is the general policy of Cohen & Steers to allocate investment ideas pro rata to all accounts with the same primary investment objective, except where an allocation would not produce a meaningful position size. Cohen & Steers generally attempts to allocate orders for the same fixed income security on a pro rata basis among participating eligible accounts. Purchases and sales of fixed income securities, including new issues (and other limited investment opportunities) may differ from a pro-rata allocation based on the investment objective, guideline restrictions, the benchmark and characteristics of the particular account. When determining which accounts will participate in a block trade, Cohen & Steers also takes into consideration factors that may include duration, sector and/or issuer weights relative to benchmark, cash flows/liquidity needs, style, maturity and credit quality. In addition, if the allocation process results in a very small allocation, or if there are minimum security requirements that are not achieved at our targeted position size, these amounts can be reallocated to other clients. To reach desired outcomes with regards to portfolio characteristics, certain portfolios may hold different securities with substantially similar investment characteristics to achieve that end, such that comparable risk positioning, in accordance with guidelines and mandates, is realized over time. In addition, each Fund, as a registered investment company, is subject to different regulations than certain of the other accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as other accounts.

Certain of the portfolio managers may from time to time manage one or more accounts in which Cohen & Steers and its affiliated companies holds a substantial interest (the “CNS Accounts”). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of Cohen & Steers however not to put the interests of the CNS Accounts ahead of the interests of client accounts. Cohen & Steers may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will never be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if Cohen & Steers, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Certain accounts managed by Cohen & Steers may compensate Cohen & Steers using performance-based fees. Orders for these accounts will be aggregated, to the extent possible, with any other account managed by Cohen & Steers, regardless of the method of compensation. In the event such orders are aggregated, allocation of partially-filled orders will be made on a pro-rata basis in accordance with pre-trade indications. An account’s fee structure is not considered when making allocation decisions.

Certain of the portfolio managers may from time to time manage portfolios used in a unified managed account programs or other model portfolio arrangements (collectively, “Model Portfolios”) offered by various sponsors and/or other non-Cohen & Steers investment advisors. In connection with these Model Portfolios, portfolio managers provide investment recommendations in the form of model portfolios to a third party, who is responsible for executing trades for participating client accounts. Cohen & Steers maintains procedures designed to deliver portfolios on a fair and equitable basis. Trades for Cohen & Steers discretionary managed accounts, including the Funds, are worked contemporaneously with the delivery of updated model information. The Model Portfolios may achieve a security weighting ahead of or after the weighting achieved in our Funds.

Finally, the structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus compensation.

Cohen & Steers adopted certain compliance procedures that are designed to address the above conflicts as well as other types of conflicts of interests. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Delaware Investments Fund Advisers (“DIFA”): Sub-Adviser to the Mid Cap Growth Fund

Compensation. DIFA believes that integral to the retention of investment professionals are: a) a competitive base salary, that is commensurate with the individual’s level of experience and responsibility. In its consideration of an employee’s base salary, DIFA reviews industry specific information regarding compensation in the investment management industry, including data regarding years of experience, asset style managed, etc. Executive management of DIFA is responsible for setting the base salary and for its on-going review; b) an attractive bonus structure summarized below; and c) eligibility for an equity incentive plan that rewards teamwork (awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent). All portfolio managers are eligible for equity awards. If such awards are granted, they will typically vest over a period of time, with vesting dependent on the type of award granted. Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager can receive. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms over one-year, three-year and five-year periods. The secondary benchmark is an index with an investment style substantially similar to that of the portfolio. Non-quantitative factors (which may include, but are not limited to, individual performance, risk management, teamwork, financial measures and consistency of contribution to the firm) also are considered. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios of similar investment style are taken into account in determining bonuses. With limited exceptions, 30% of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by Macquarie, with a minimum of 50% of the deferred bonus required to be deemed invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by Macquarie, the company’s 401(k) plan offers certain mutual funds managed by Macquarie as investment options. No compensation payable to portfolio managers is based upon the amount of the mutual fund assets under management.

Portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all DIFA employees.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2021.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2021.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kimberly A. Scott		$		$		$
Nathan A. Brown		$		$		$
Bradley P. Halverson		$		$		$

Conflicts of Interests. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

•

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. DIFA seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund might outperform the securities selected for the Fund. DIFA seeks to manage this potential conflict by requiring all portfolio transactions to be allocated pursuant to DIFA’s Allocation Procedures.

DIFA and the DIFA Funds have adopted certain compliance procedures, including the Code of Ethics, which are designed to address certain types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Eaton Vance Management (“Eaton Vance”): Sub-Adviser to the Large Core Value Fund

Compensation. Compensation paid by Eaton Vance to its portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of restricted shares of Morgan Stanley stock that are subject to a fixed vesting and distribution schedule. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all Eaton Vance employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the December 31st fiscal year end of Morgan Stanley.

Methods to Determine Compensation. Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the Prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio (Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys, and utilizes survey data as a factor in determining salary, bonus, and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses, and stock-based compensation are also influenced by the operating performance of Eaton Vance and Morgan Stanley. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2021.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2021.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts(2)
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Aaron S. Dunn, CFA(1)		$		$		$
Edward J. Perkin(1)		$		$		$
Bradley Galko		$		$		$

(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis.
(2)

For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. These assets managed may include assets advised on a nondiscretionary or model basis.

Conflicts of Interests. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Goldman Sachs Asset Management, L.P. (“GSAM”): Sub-Adviser to the Small Cap Value Fund and the SMID Cap Growth Fund

Compensation. GSAM compensates the Funds’ portfolio managers.

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers may be rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for the Small Cap Value Fund is the Russell 2000® Value Index. The benchmark for the SMID Cap Growth Fund is the Russell 2500® Growth Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership.

As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).

Other Compensation. In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax- qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2021.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sally Pope Davis		$		$		$
Robert Crystal		$		$		$
Sean A. Butkus, CFA		$		$		$
Steven M. Barry		$		$		$
Jessica Katz		$		$		$
Gregory Tuorto		$		$		$

Conflicts of Interests. GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a bank holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Small Cap Value Fund and the SMID Cap Growth Fund and will, under certain circumstances, limit the Funds’ investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs and its affiliates advise clients in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own account or for the accounts of their customers, and have other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the Funds may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. As manager of the Small Cap Value Fund and the SMID Cap Growth Fund, GSAM receives sub-advisory fees from the Adviser in connection with its management of each Fund’s assets. In addition, GSAM’s affiliates may earn fees from relationships with the Small Cap Value Fund and the SMID Cap Growth Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs will still receive significant compensation from a Fund even if its shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Small Cap Value Fund and the SMID Cap Growth Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as each Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Small Cap Value Fund and the SMID Cap Growth Fund. The results of the Small Cap Value Fund’s and the SMID Cap Growth Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, a Fund may enter into transactions in which Goldman Sachs or its affiliates or their other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact a Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when a Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Small Cap Value Fund and the SMID Cap Growth Fund. A Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by a Fund, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Small Cap Value Fund or the SMID Cap Growth Fund or who engage in transactions with or for a Fund.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Janus Capital Management LLC (“Janus”): Sub-Adviser to the Mid Cap Value Fund and Small Cap Growth Fund.

Compensation. The portfolio managers and co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing the Mid Cap Value Fund, Small Cap Growth Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: A portfolio manager’s variable compensation is discretionary and is determined by investment team management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus Henderson Group plc’s (“JHG”) pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Performance fees: The firm receives performance fees in relation to certain funds depending on outperformance of the fund against pre-determined benchmarks. Performance fees are shared directly with the investment professional in two instances:(i) on a discretionary basis if the fees were generated by one of five specific investment trusts, and (ii) on a formulaic basis, if there is a contractual agreement in place. The discretionary performance fee sharing incentives are funded from within the profit pools and subject to the same risk adjustment, review, and standard deferral arrangements that apply to the discretionary funding frameworks.

Deferrals/Firm Ownership: All employees are subject to JHG’s standard deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards. Deferred awards vest in three equal instalments over a 3-year period and are delivered into JHG restricted stock and/or funds. Certain portfolio managers may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2021.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2021.

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jonathan D. Coleman, CFA		$			$			$(1)
Kevin Preloger			$(2)		$		$
Scott Stutzman, CFA		$			$			$(1)
Justin Tugman, CFA			$(3)		$		$

(1)	[ ] of the accounts included in the total, consisting of $ million of the total assets in the category, has a performance-based advisory fee.
(2)	[ ] of the accounts included in the total, consisting of $ million of the total assets in the category, have performance-based advisory fees.
(3)	All of the accounts included in the total, have performance-based advisory fees.

Conflicts of Interest. Certain portfolio managers and investment personnel (for the purposes of this section, are together referred to as “portfolio managers”) generally manage other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the Funds. Those other accounts may include other Janus Henderson funds, private-label funds for which Janus or an affiliate serves as sub-adviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have different fee structures or rates than the Funds or may have a performance-based management fee. As such, fees earned by Janus or an affiliate may vary among these accounts. Janus or an affiliate may also proprietarily invest in or provide seed capital to some but not all of these accounts. In addition, portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio managers (or their family members) may beneficially own or transact in the same securities as those held in a Fund’s portfolio. Furthermore, Janus believes that conflicts arising from personal ownership by a portfolio manager (or their family members) of the same securities held in a Fund may be mitigated by the portfolio manager’s compliance with Janus’ personal trading policy within the Personal Code of Ethics. Certain portfolio managers also have roles as research analysts for one or more Janus Henderson funds and receive compensation with respect to the analyst role.

Certain portfolio managers also have roles with an affiliate of Janus, and provide advice on behalf of Janus through participating affiliate agreements, and receive compensation attributable to their role with the affiliate in addition to Janus. These factors could create conflicts of interest because the portfolio managers may have incentives to favor one or more accounts over others or one role over another in the allocation of time, resources, or investment opportunities and the sequencing of trades, resulting in the potential for a Fund to be disadvantaged if, for example, one or more accounts outperform the Fund.

A conflict may arise if a portfolio manager identifies a limited investment opportunity that may be appropriate for a Fund, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among other accounts also managed by the portfolio manager. A conflict may also arise if a portfolio manager executes transactions in one or more accounts that adversely impact the value of securities held by the Funds.

Janus believes that these and other conflicts are mitigated by policies, procedures and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, Janus generally requires portfolio managers to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Janus monitors accounts with similar strategies for any holdings, risk, or performance dispersion or unfair treatment. Janus (and its affiliates) generate trades throughout the day, depending on the volume of orders received from investment personnel, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with Janus’ best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus Henderson accounts.

Massachusetts Financial Services Company (“MFS”): Investment Sub-Adviser to the Large Cap Growth Fund

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2021, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary — Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2021, the following benchmark was used to measure the portfolio managers’ performance for the Fund: Russell 1000® Growth Index.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan—Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Fund Shares Owned by Portfolio Manager. The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2021.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts managed or sub-advised by MFS or an affiliate, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The following table reflects the accounts managed by the portfolio managers as of December 31, 2021.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeffrey Constantino		$		$		$
Joseph Skorski		$		$		$

Conflicts of Interests. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including proprietary accounts) with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager and/or those in which MFS and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

Morgan Stanley Investment Management Inc. (“MSIM”): Sub-Adviser to the Large Core Growth Fund

Portfolio Manager Compensation Structure

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to MSIM employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Advisor’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM. Portfolio managers are required to notionally invest a minimum of 25% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm’s consolidated financial results, constitutes a violation of the Firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager

•	Revenue and profitability of the Firm

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the portfolio manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•	Individual contribution and performance

Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Fund Shares Owned by Portfolio Managers. The portfolio managers of the Large Core Growth Fund did not beneficially own any shares of the Fund as of December 31, 2021.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Dennis P. Lynch		$		$		$
David S. Cohen		$		$		$
Sam G. Chainani		$		$		$
Alexander T. Norton		$		$		$
Jason C. Yeung		$		$		$
Armistead B. Nash		$		$		$

*	Of these Other Accounts, [ ] accounts with approximately $ million in assets had performance-based fees.

Potential Conflicts of Interests.

MSIM and/or its affiliates (together “Morgan Stanley”) provide a broad array of discretionary and non-discretionary investment management services and products for institutional accounts and individual investors. In addition, Morgan Stanley is a diversified global financial services firm that engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to MSIM and its affiliates. If such information becomes available, MSIM may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity. MSIM may also from time to time be subject to contractual “stand-still” obligations and/or confidentiality obligations that may restrict its ability to trade in certain investments on the Fund’s behalf. In addition, MSIM and its affiliates may be precluded from disclosing such information to the individuals of MSIM responsible for managing the Fund’s investments, even in circumstances in which the information would be beneficial if disclosed. Therefore, the individuals responsible for managing the Fund’s investments may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made by the Fund, and MSIM may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain individuals of MSIM responsible for managing the Fund’s investments may be recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with Morgan Stanley unrelated to that of the Fund. Furthermore, access to certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley in order to manage potential conflicts of interest and regulatory restrictions, including without limitation joint transaction restrictions pursuant to the 1940 Act. Accordingly, MSIM’s ability to source investments from other business units within Morgan Stanley may be limited and there can be no assurance that MSIM will be able to source any investments from any one or more parts of the Morgan Stanley network.

MSIM may restrict its investment decisions and activities on behalf of the Fund in various circumstances, including because of applicable regulatory requirements or information held by MSIM or its affiliates. MSIM might not engage in transactions or other activities for, or enforce certain rights in favor of, the Fund due to Morgan Stanley’s activities outside the Fund (e.g., MSIM may refrain from making investments for the Fund that would cause Morgan Stanley to exceed position limits or cause Morgan Stanley to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution) and regulatory requirements, policies and reputational risk assessments.

Morgan Stanley has established certain information barriers and other policies to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, MSIM generally will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley relating to business transactions for clients (including transactions in investing, banking, prime brokerage and certain other areas), and generally will not manage the Fund with the benefit of information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its prime brokerage and other businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Fund in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with MSIM.

In limited circumstances, however, including for purposes of managing business and reputational risk, and subject to policies and procedures, personnel on one side of an information barrier may have access to information and personnel on the other side of the information barrier through “wall crossings.” MSIM faces conflicts of interest in determining whether to engage in such wall crossings. Information obtained in connection with such wall crossings may limit or restrict the ability of MSIM to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that MSIM may otherwise have purchased or sold for the Fund in the absence of a wall crossing). In managing conflicts of interest that arise because of the foregoing, MSIM generally will be subject to fiduciary requirements. Information barriers also exist between certain businesses within MSIM, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and MSIM will also apply to the businesses within MSIM. As a result, the Fund may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been able to do so, which could adversely affect the Fund. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in MSIM, MSIM limits an activity or transaction for the Fund, including if the Fund is managed by a portfolio management team other than the team holding such information.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, MSIM and the individuals of MSIM responsible for managing the Fund’s investments, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with MSIM. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for MSIM to favor such other accounts.

Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to the Fund beforehand. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within the Fund’s investment objectives. The Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to the Fund and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the Fund’s advantage. There can be no assurance that the Fund will have an opportunity to participate in certain opportunities that fall within its investment objectives.

To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, MSIM has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of MSIM, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of MSIM. The individuals of MSIM responsible for managing the Fund’s investments review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of the Fund.

It is possible that Morgan Stanley or an Affiliated Investment Account will invest in a company that is or becomes a competitor of a company of which the Fund holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with the Fund.

In addition, certain investment professionals who are involved in the Fund’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by MSIM and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with the Fund’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for the Fund.

MSIM and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, the Fund even though such other clients’ investment objectives may be similar to those of the Fund.

Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and the Fund, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to the Fund.

In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by the Adviser on the Fund’s behalf.

Principal Investments. To the extent permitted by applicable law, there may be situations in which the Fund’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or their affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.

Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when the Fund invests in certain companies or other entities, other funds affiliated with MSIM or its affiliates may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by MSIM may invest in the companies or other entities in which the Fund has made an investment. Under such circumstances, the Fund and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by the Fund are different from (or take priority over) those held by such other funds, MSIM may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by the Fund.

Transactions with Affiliates. MSIM might purchase securities from underwriters or placement agents in which an affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. MSIM will not purchase securities on behalf of the Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by MSIM on behalf of the Fund from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when the Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.

General Process with Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between MSIM, related persons of MSIM and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, MSIM has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. MSIM seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

SSGA Funds Management, Inc. (“SSGA FM”): Sub-Adviser to the Small Cap Index, Developed International Index and Index 500 Funds

Compensation. SSGA FM and other advisory affiliates of State Street Corporation (“State Street”) make up State Street Global Advisors (“SSGA”), the investment management arm of State Street. SSGA’s culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.

Salary is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual overall performance. SSGA’s Global Human Resources department regularly participates in compensation surveys in order to provide SSGA with market-based compensation information that helps support individual pay decisions.

Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. The size of the incentive pool for most business units is based on the firm’s overall profitability and other factors, including performance against risk-related goals. For most SSGA investment teams, SSGA recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm’s or business unit’s profitability and business unit investment performance over a multi-year period.

Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the SSGA Long-Term Incentive (“SSGA LTI”) program. For these teams, The SSGA LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align our investment team’s compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the SSGA LTI program.

For the passive equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.

The discretionary allocation of the incentive pool to the business units within SSGA is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns SSGA employees’ interests with SSGA clients’ and shareholders’ long-term interests.

SSGA recognizes and rewards outstanding performance by:

•	Promoting employee ownership to connect employees directly to the company’s success.

•	Using rewards to reinforce mission, vision, values and business strategy.

•	Seeking to recognize and preserve the firm’s unique culture and team orientation.

•	Providing all employees the opportunity to share in the success of SSGA.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2021.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Chin*		$		$		$
Raymond Donofrio*		$		$		$
Michael Feehily, CFA*		$		$		$
Dwayne Hancock, CFA*		$		$		$
Kathleen Morgan, CFA*		$		$		$
Karl Schneider, CAIA*		$		$		$

*	Please note that the assets are managed on a team basis. This table refers to accounts of the Global Equity Beta Solutions Group of SSGA.

Conflicts of Interests. A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

T. Rowe Price Associates, Inc. (“T. Rowe Price”): Sub-Adviser to the Flexibly Managed and Large Growth Stock Funds

Compensation. T. Rowe Price compensates each Fund’s portfolio manager. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the Prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

The compensation structure is used for all portfolios managed by the portfolio manager.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2021.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph B. Fath		$		$		$
David Giroux		$		$		$

Conflicts of Interest. T. Rowe Price is not aware of any material conflicts of interest that may arise in connection with a portfolio manager’s management of a Fund’s investments and the investments of the other accounts listed above. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed in the “Compensation” section above, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the T. Rowe Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more T. Rowe Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the T. Rowe Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

Vontobel Asset Management, Inc. (“Vontobel”): Sub-Adviser to the Emerging Markets Equity Fund and the International Equity Fund

Compensation. The portfolio managers for the Funds are compensated by Vontobel, the Funds’ Sub-Adviser. Vontobel’s portfolio managers are paid a competitive base salary. Their incentive compensation is tied to the investment fees generated by the strategies they manage or co-manage. Such incentive compensation accrues over and above specific threshold amounts of investment management fee generation of each strategy. Incentive compensation is paid quarterly in arrears. A portion of such incentive compensation is subject to 3 year deferrals. All amounts deferred must be invested in funds managed or sub-advised by the firm.

The portfolio managers do not receive any compensation directly from the Funds or PMAM.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Funds as of December 31, 2021.

Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of December 31, 2021.

Name	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts**
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Matthew Benkendorf		$		$		$
Ramiz Chelat		$		$		$
Daniel Kranson		$		$		$
David Souccar		$		$		$
Jin Zhang		$		$		$

*	Of these Other Pooled Investment Vehicles, [ ] accounts with approximately $[ ] million in assets had performance-based advisory fees.
**	Of these Other Accounts, [ ] accounts with approximately $[ ] million in assets had performance-based advisory fees.

Conflicts of Interests. The portfolio managers are responsible for the day-to-day management of all international equity products which Vontobel offers. The portfolio managers have a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria. This screening process yields an investment universe of approximately 250 companies. Each portfolio is built using the aforementioned investment universe of companies. Vontobel sees no conflicts of interest in managing the above-mentioned portfolios within the guidelines set forth by the Fund.

Accounting, Administration and Other Services

The Penn Mutual Life Insurance Company. Penn Mutual provides certain administrative and corporate services to the Funds pursuant to the Second Amended and Restated Administrative and Corporate Services Agreement and certain shareholder services pursuant to the Service Agreement. The fees paid to Penn Mutual under each agreement for the provision of such services are based on a predetermined percentage of daily average net assets of each Fund. The services provided by Penn Mutual pursuant to the agreements include, but are not limited to: (a) maintenance of certain records; (b) implementation of certain policies and procedures related to anti-money laundering and customer identification programs; and (c) coordination of the distribution of Fund documents, including the Prospectus, to Fund investors.

For fiscal years 2021, 2020 and 82019, the administrative fees waived and the administrative fees paid to Penn Mutual by each Fund were as follows:

	Administrative Fees Waived				Administrative Fees Paid[1]
Fund	2021	2020	2019		2021	2020	2019
Money Market Fund		$94,374	$	N/A		$135,094	$102,336
Limited Maturity Bond Fund		N/A		N/A		244,663	236,688
Quality Bond Fund		N/A		N/A		451,620	420,174
High Yield Bond Fund		N/A		N/A		150,494	158,616
Flexibly Managed Fund		N/A		N/A		4,387,736	4,186,467
Balanced Fund		N/A		N/A		79,098	80,414
Large Growth Stock Fund		N/A		N/A		351,048	320,844
Large Cap Growth Fund		N/A		N/A		61,716	59,714
Large Core Growth Fund		N/A		N/A		168,933	136,309
Large Cap Value Fund		N/A		N/A		166,151	190,300
Large Core Value Fund		N/A		N/A		167,775	192,066
Index 500 Fund		N/A		N/A		507,819	465,034
Mid Cap Growth Fund		N/A		N/A		160,957	134,901
Mid Cap Value Fund		N/A		N/A		89,018	145,697
Mid Core Value Fund		N/A		N/A		87,524	85,669
SMID Cap Growth Fund		N/A		N/A		76,830	69,776
SMID Cap Value Fund		N/A		N/A		59,107	85,310
Small Cap Growth Fund		N/A		N/A		115,809	108,921
Small Cap Value Fund		N/A		N/A		161,540	217,890
Small Cap Index Fund		N/A		N/A		63,250	70,650
Developed International Index Fund		N/A		N/A		99,548	107,174
International Equity Fund		N/A		N/A		304,881	320,356
Emerging Markets Equity Fund		N/A		N/A		130,962	147,828
Real Estate Securities Fund		N/A		N/A		115,447	129,821
Aggressive Allocation Fund		N/A		N/A		64,708	69,817
Moderately Aggressive Allocation Fund		N/A		N/A		208,193	232,690
Moderate Allocation Fund		N/A		N/A		272,942	299,923
Moderately Conservative Allocation Fund		N/A		N/A		89,746	93,038
Conservative Allocation Fund		N/A		N/A		57,964	58,944
[1]	“Administrative Fees Paid” reflect the gross amount of administrative fees paid and do not reflect amounts waived, as reported under “Administrative Fees Waived.”

The Bank of New York Mellon (“BNY Mellon”). BNY Mellon provides administration and accounting services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration and accounting services provided by BNY Mellon include, but are not limited to: (a) maintenance of certain Fund records; (b) drafting of certain filings and reports required by the federal securities laws; (c) preparation of the Funds’ federal and state tax returns; and (d) preparation of various financial statements and information, and reports to shareholders.

For fiscal years 2021, 2020 and 2019, the administration and accounting fees paid to BNY Mellon by each Fund were as follows:

Fund	2021	2020	2019
Money Market Fund		$87,547	$70,951
Limited Maturity Bond Fund		142,331	138,344
Quality Bond Fund		215,486	206,052
High Yield Bond Fund		95,248	99,308
Flexibly Managed Fund		1,017,547	977,293
Balanced Fund		12,000	12,000
Large Growth Stock Fund		184,764	176,164
Large Cap Growth Fund		43,201	41,800
Large Core Growth Fund		104,467	88,155
Large Cap Value Fund		103,075	115,150
Large Core Value Fund		103,888	116,033
Index 500 Fund		232,346	219,510
Mid Cap Growth Fund		100,478	87,451
Mid Cap Value Fund		61,869	92,848
Mid Core Value Fund		61,267	59,968
SMID Cap Growth Fund		53,781	48,843
SMID Cap Value Fund		41,375	59,718
Small Cap Growth Fund		77,605	74,418
Small Cap Value Fund		100,770	128,945
Small Cap Index Fund		44,275	49,455
Developed International Index Fund		79,072	84,300
International Equity Fund		202,929	212,213
Emerging Markets Equity Fund		98,575	108,697
Real Estate Securities Fund		77,626	84,910
Aggressive Allocation Fund		12,000	12,000
Moderately Aggressive Allocation Fund		20,819	23,269
Moderate Allocation Fund		27,294	29,993
Moderately Conservative Allocation Fund		12,000	12,000
Conservative Allocation Fund		12,000	12,000

Penn Mutual Asset Management, LLC. PMAM provides certain administration services to the Funds and receives a fee from each Fund for those services, based on a predetermined percentage of daily average net assets of each Fund. The administration services provided by PMAM include, but are not limited to: (a) the oversight of administration, accounting and shareholder services provided by Penn Mutual and BNY Mellon; (b) the preparation of certain regulatory filings; and (c) communication and coordination with federal regulators. PMAM also provides the Funds’ Chief Compliance Officer and other compliance-related services. For the fiscal years 2021, 2020 and 2019, the administrative fees waived and administrative fees paid to PMAM by each Fund were as follows:

	Administrative Fees Waived				Administrative Fees Paid[1]
Fund	2021	2020	2019		2021	2020	2019
Money Market Fund		$14,516	$	N/A		$27,019	$20,467
Limited Maturity Bond Fund		N/A		N/A		48,933	47,337
Quality Bond Fund		N/A		N/A		90,324	84,035
High Yield Bond Fund		N/A		N/A		30,099	31,723
Flexibly Managed Fund		N/A		N/A		877,547	837,293
Balanced Fund		N/A		N/A		15,819	16,083
Large Growth Stock Fund		N/A		N/A		70,209	64,169
Large Cap Growth Fund		N/A		N/A		12,343	11,943
Large Core Growth Fund		N/A		N/A		33,787	27,262
Large Cap Value Fund		N/A		N/A		33,230	38,060
Large Core Value Fund		N/A		N/A		33,555	38,413
Index 500 Fund		N/A		N/A		101,564	93,007
Mid Cap Growth Fund		N/A		N/A		32,191	26,980
Mid Cap Value Fund		N/A		N/A		17,803	29,139
Mid Core Value Fund		N/A		N/A		17,505	17,134
SMID Cap Growth Fund		N/A		N/A		15,366	13,955
SMID Cap Value Fund		N/A		N/A		11,821	17,063
Small Cap Growth Fund		N/A		N/A		23,162	21,784
Small Cap Value Fund		N/A		N/A		32,308	43,578
Small Cap Index Fund		N/A		N/A		12,650	14,130
Developed International Index Fund		N/A		N/A		19,910	21,435
International Equity Fund		N/A		N/A		60,976	64,071
Emerging Markets Equity Fund		N/A		N/A		26,193	29,566
Real Estate Securities Fund		N/A		N/A		23,089	25,964
Aggressive Allocation Fund		N/A		N/A		12,941	13,963
Moderately Aggressive Allocation Fund		N/A		N/A		41,638	46,538
Moderate Allocation Fund		N/A		N/A		54,589	59,985
Moderately Conservative Allocation Fund		N/A		N/A		17,949	18,608
Conservative Allocation Fund		N/A		N/A		11,593	11,788
[1]	“Administrative Fees Paid” reflect the gross amount of administration fees paid and do not reflect amounts waived, as reported under “Administrative Fees Waived.”

Transfer Agent and Custodial Services

In addition to providing the administration and accounting services described above, BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ custodian. The custodial services performed by BNY Mellon are those customarily performed for registered investment companies by qualified financial institutions. The Company has authorized BNY Mellon to deposit certain portfolio securities in a central depository system as allowed by federal law.

BNY Mellon Investment Servicing (US) Inc., located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Funds’ transfer agent.

Limitation on Fund Expenses

See “EXPENSES AND EXPENSE LIMITATIONS” under the “MANAGEMENT” section in the Prospectus for information on limitations on expenses of the Funds.

Portfolio Transactions

Decisions with respect to the purchase and sale of portfolio securities on behalf of the PMAM-Managed Funds and the Sub-Advised Funds are made by PMAM and the Sub-Adviser, respectively. PMAM and the Sub-Adviser are responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the PMAM-Managed Funds and the Sub-Advised Funds, respectively. Most purchases and sales of portfolio debt securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis, with no brokerage commission being paid by a Fund. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, a Fund may make purchases of underwritten debt issues at prices which include underwriting fees.

In purchasing and selling portfolio securities, the policies of PMAM and the Sub-Advisers are to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund’s portfolio transactions, PMAM and the Sub-Advisers will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to PMAM, the Sub-Adviser or the Fund.

PMAM or certain Sub-Advisers may effect principal transactions on behalf of a Fund with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal or agent. A Fund does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

PMAM and certain Sub-Advisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser’s and sub-adviser’s own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

With regard to payment of brokerage commissions, PMAM and certain Sub-Advisers have adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, as amended, which permit investment advisers to cause a fund or portfolio to pay a commission in excess of the rate another broker or dealer would have charged for the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and to the extent not otherwise prohibited by applicable law. The determination to pay commissions may be made in terms of either the particular transaction involved or the overall responsibilities of PMAM or the Sub-Adviser with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to PMAM and the Sub-Advisers by or through brokers and dealers. PMAM and the Sub-Advisers may receive research service in connection with selling concessions and designations in fixed price offerings in which the Fund participates.

In allocating brokerage business PMAM and the Sub-Advisers annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of their clients on the basis of these assessments. PMAM and the Sub-Advisers seek to evaluate the brokerage and research services they receive from broker-dealers and make judgments as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services. PMAM and the Sub-Advisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, commission rates are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, PMAM and the Sub-Advisers receive research services they might otherwise have had to perform for themselves. PMAM and the Sub-Advisers may use research services furnished by broker-dealers in servicing all of their investment advisory accounts, including the Funds, and accordingly, not all such services may necessarily be used by PMAM and the Sub-Advisers in connection with the Funds.

Some of the Sub-Advisers’ other clients have investment objectives and programs similar to those of the Sub-Advised Funds. PMAM or a Sub-Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the general policy of PMAM and each Sub-Adviser to govern trade activity in an effort to ensure that investment opportunities are allocated equitably among client accounts.

The following table shows the amount of brokerage commissions paid by each Fund listed for the fiscal years ended December 31, 2021, 2020, and 2019. [During this period, the Money Market Fund, Balanced Fund and LifeStyle Funds did not pay any brokerage commissions.] In addition the table shows the total amount of transactions allocated and commissions paid to brokers who provided research services.

Fund	Total Brokerage Commissions Paid(1)			Total Amount of Transactions Allocated to Brokers who Provided Research Services		Total Amount of Commissions Paid to Brokers Who Provided Research Services
	2021	2020	2019	2021	2020	2021	2020
Limited Maturity Bond Fund		$9,629	$1,559		N/A		N/A
Quality Bond Fund		20,997	4,578		N/A		N/A
High Yield Bond Fund		620	501		N/A		N/A
Flexibly Managed Fund(2)		1,170,763	498,456		N/A		N/A
Large Growth Stock Fund(2)		51,187	33,885		N/A		N/A
Large Cap Growth Fund		9,996	8,665		33,952,171		9,996
Large Core Growth Fund		36,144	36,591		148,262,935		22,911
Large Cap Value Fund		41,860	55,254		118,114,293		19,054
Large Core Value Fund		108,050	126,483		99,838,493		53,508
Index 500 Fund		13,809	5,889		N/A		N/A
Mid Cap Growth Fund(3)		70,759	33,666		65,850,830		31,698
Mid Cap Value Fund		134,974	53,831		174,991,697		101,366
Mid Core Value Fund(4)		29,110	23,130		52,945,361		18,747
SMID Cap Growth Fund(5)		51,464	46,980		148,435,893		49,591
SMID Cap Value Fund		46,859	35,673		45,369,015		18,989
Small Cap Growth Fund		13,507	29,699		60,214,709		27,162
Small Cap Value Fund		246,739	203,590		253,391,638		217,297
Small Cap Index Fund		6,926	7,058		N/A		N/A
Developed International Index Fund		4,487	4,285		N/A		N/A
International Equity Fund		410,303	335,062		408,853,266		137,340
Emerging Markets Equity Fund(6)		291,355	106,393		266,228,735		90,225
Real Estate Securities Fund		68,729	78,263		111,736,890		60,366

[1]	Including the discounts received by securities dealers in connection with underwritings, if any.
[2]

As of January 2020, T. Rowe Price pays for all third-party research services from its own resources, and clients pay only execution commissions on their equity trades. Prior to January 2020, T. Rowe Price had used a portion of a client’s brokerage commissions to acquire third party research utilizing commission sharing arrangements.

[3]

Ivy Investment Management Company sub-advised the Mid Cap Growth Fund from January 1, 2019 through April 29, 2021. Delaware Investments Fund Advisers commenced providing sub-advisory services to the Fund on April 30, 2021.

[4]

Neuberger Berman Investment Advisers LLC sub-advised the Mid Cap Value Fund from January 1, 2018 through April 30, 2020. Janus Capital Management LLC commenced providing sub-advisory services to the Fund on May 1, 2020.

[5]	Excludes IPO and Placing Shares.
[6]

Morgan Stanley Investment Management, Inc. sub-advised the Emerging Markets Equity Fund from January 1, 2019 through April 30, 2020. Vontobel Asset Management, Inc. commenced providing sub-advisory services to the Fund on May 1, 2020.

The following table shows the total amount of brokerage commission paid to an affiliate of a Fund. In addition, the table shows the amount of brokerage commissions paid to affiliates of a Fund as a percentage of the dollar amount of brokerage commissions and as a percentage of the dollar amount of total brokerage transactions.

Fund	Affiliate Receiving Brokerage Commission	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Broker Affiliate	Total Brokerage Commissions Paid to an Affiliate ($)			Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving Commissions Effected Through Broker Affiliate
	2021	2021	2021	2020	2019	2021
Money Market Fund	N/A			N/A	N/A
Limited Maturity Bond Fund	N/A			N/A	N/A
Quality Bond Fund	N/A			N/A	N/A
High Yield Bond Fund	N/A			N/A	N/A
Flexibly Managed Fund	N/A			N/A	N/A
Balanced Fund	N/A			N/A	N/A
Large Growth Stock Fund	Janney Montgomery & Scott			N/A	$38.33
Large Cap Growth Fund	N/A			N/A	N/A
Large Core Growth Fund	Block Interest Discovery Service (BIDS)			N/A	$0.58
Large Cap Value Fund	N/A			N/A	$26
Large Core Value Fund	N/A			N/A	N/A
Index 500 Fund	N/A			N/A	N/A
Mid Cap Growth Fund	N/A			N/A	N/A
Mid Cap Value Fund	N/A			N/A	N/A
Mid Core Value Fund	N/A			N/A	N/A
SMID Cap Growth Fund	GS & Co.			$1,105.06	$811
SMID Cap Value Fund	N/A			N/A	$15
Small Cap Growth Fund	N/A			N/A	N/A
Small Cap Value Fund	GS & Co.			$13.44	$79
Small Cap Index Fund	N/A			N/A	N/A
Developed International Index Fund	N/A			N/A	N/A
International Equity Fund	N/A			N/A	N/A
Emerging Markets Equity Fund	N/A			N/A	N/A
Real Estate Securities Fund	N/A			N/A	N/A
Aggressive Allocation Fund	N/A			N/A	N/A
Moderately Aggressive Allocation Fund	N/A			N/A	N/A
Moderate Allocation Fund	N/A			N/A	N/A
Moderately Conservative Allocation Fund	N/A			N/A	N/A
Conservative Allocation Fund	N/A			N/A	N/A

Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers (or the parent of the regular broker-dealers) that were held by the Funds as of the close of the fiscal year ended December 31, 2021.

Fund	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/21
Money Market Fund
Limited Maturity Bond Fund
Quality Bond Fund
High Yid Bond Fund
Flexibly Managed Fund
Balanced Fund
Large Growth Stock Fund
Large Cap Growth Fund
Large Core Growth Fund
Large Cap Value Fund
Large Core Value Fund
Index 500 Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Mid Core Value Fund
SMID Cap Growth Fund
SMID Cap Value Fund
Small Cap Growth Fund
Small Cap Value Fund
Small Cap Index Fund
Developed International Index Fund
International Equity Fund
Emerging Markets Equity Fund
Real Estate Securities Fund
Aggressive Allocation Fund
Moderately Aggressive Allocation Fund
Moderate Allocation Fund
Moderately Conservative Allocation Fund
Conservative Allocation Fund

Portfolio Turnover

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded. Each Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. Typically, funds with high turnover tend to generate higher transaction costs, such as brokerage commissions, which may lower fund performance. Each Fund’s portfolio turnover rate is included in the financial highlights table in the Prospectus.

Directors and Officers

The business and affairs of the Company, which include all twenty-nine Funds, are managed under the direction of its Board of Directors. The Board of Directors currently has six members. Five of the members are not “interested persons” of the Company as defined in the 1940 Act. Mr. O’Malley is an employee of Penn Mutual and is, therefore, an “interested person.” The address for each Director and Officer of the Company is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, Pennsylvania 19044.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Marie K. Karpinski (1949)	Director No set term; served since 2015.	Retired (2010 – Present).	29	None.
Joanne B. Mack* (1946)	Director No set term; served since 2013.	Management Consultant, self-employed (2009 – 2012; 2013 – Present).	29	None.
Archie C. MacKinlay (1955)	Director No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.
Rebecca C. Matthias (1953)	Director No set term; served since 2010.	Retired (2010 – Present).	29	Director, CSS Industries (2005-2020).
David B. Pudlin (1949)	Director No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.
INTERESTED DIRECTOR
David M. O’Malley (1974)	Director; Chairman of the Board No set term; served since 2022.	Chairman (2022 – Present), Chairman and Chief Executive Officer (2014 – 2021), PMAM; President and Chief Executive Officer (2022 – Present), President and Chief Operating Officer (2016 – 2021), Penn Mutual.	29	None.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Keith Huckerby (1971)	President One year; served since 2022.	Senior Managing Director and Chief Operating Officer (2022 –Present), President and Chief Operating Officer (2019 –2021), President and Chief Marketing Officer (2014 –2018), PMAM.
Steven Viola (1975)	Treasurer (Principal Financial Officer and Principal Accounting Officer) One year; served since 2015.	Assistant Treasurer (2016 –Present), Senior Fund Accounting Analyst (2016 – 2017), PMAM.
Tyler J. Thur (1984)	Assistant Treasurer One year; served since 2017.	Controller & Treasurer, PMAM (2015 – Present).
Victoria Robinson (1965)	Chief Compliance Officer One year; served since October 2021; served 2014 – 2019. Secretary One year; served since 2019. AML Officer One year; served since 2019.	Chief Ethics and Compliance Officer,

Penn Mutual and its insurance affiliates (May 2019 –
Present);

Chief Compliance Officer, PMAM (October 2021 –
Present;

served 2008 – 2019);

Chief Compliance Officer, HTK (August 2019 –
Present).

*	During the 2016 calendar year, Ms. Mack served as a consultant to a company that controls AllianceBernstein, a sub-adviser to the SMID Cap Value Fund.

Standing Committees of Board of Directors

The Board of Directors has a standing Audit Committee consisting of Messrs. MacKinlay and Pudlin and Mses. Karpinski, Mack and Matthias. The purpose of the Audit Committee is to assist the Board of Directors in: (i) overseeing the integrity of the Funds’ financial statements; (ii) overseeing the qualifications, independence and performance of the Funds’ independent registered public accounting firm; and (iii) fulfilling its responsibilities for valuing Fund securities and assets. The Audit Committee meets periodically, and as necessary, and held three meetings during the Company’s 2021 fiscal year.

The Board of Directors has a standing Governance and Nominating Committee consisting of Messrs. MacKinlay and Pudlin and Mses. Karpinski, Mack and Matthias. The purpose of the Governance and Nominating Committee is to assist the Board of Directors in: (i) matters involving mutual fund governance and industry best practices; (ii) the selection and nomination of Directors; (iii) the coordination of the Board’s annual self-evaluation; and (iv) its effective oversight of matters relating to the interests of the Funds and their shareholders. The Governance and Nominating Committee would consider nominees recommended by shareholders and variable contract owners if such nominations were submitted in writing and addressed to the Governance and Nominating Committee at the Company’s home office in conjunction with a shareholder meeting to consider the election of Directors. The Governance and Nominating Committee meets periodically, and as necessary, and met twice during the Company’s 2021 fiscal year.

Board Responsibilities for Overseeing Risk Management

The management and affairs of the Company and each of Funds are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Company and each of its Funds. The Board has approved contracts and agreements under which companies provide essential services to the Funds.

Like most mutual funds, the day-to-day business of the Company, including the management of risk, is performed by third party service providers, such as PMAM, the Sub-Advisers, and administrator. The Directors are responsible for overseeing the Company’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Company. Under the overall supervision of the Board and the Audit Committee, the Company or the service providers to the Company employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Company’s business (e.g., PMAM and the Sub-Advisers are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Fund, at which time the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of each Fund as well as proposed investment limitations for each Fund. Additionally, PMAM and the Sub-Advisers provide the Board with an overview of, among other things, their investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to a Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by PMAM and the Sub-Advisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with PMAM and the Sub-Advisers, the Board meets with PMAM and the Sub-Advisers to review such services. Among other things, the Board regularly considers PMAM’s and each Sub-Adviser’s adherence to its Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments.

The Board meets regularly with the Company’s Chief Compliance Officer to review and discuss compliance matters and related risk. At least annually, the Company’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Company’s policies and procedures and those of its primary service providers, including PMAM, the Sub-Advisers, administrator, fund accountant and custodian. The report addresses the operation of the policies and procedures of the Company and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reporting from the Company’s service providers regarding financial and operational risks. The Company’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Company’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Company’s internal controls. Additionally, in connection with its oversight function, the Board oversees Company management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Company in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Company’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Company’s financial reporting and the preparation of the Company’s financial statements.

As a result of its review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm, fund counsel, and other service providers, the Board may better assess the material risks of the Funds.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Directors as to risk management matters are typically summaries of the relevant information. Most of the Company’s investment management and business affairs are carried out by or through PMAM and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Board Leadership Structure

The Chairman of the Board, David O’Malley, is an interested person of the Company as that term is defined in the 1940 Act. Rebecca C. Matthias serves as the lead independent Director for the Company and has the following duties, among others: (i) preside over Board meetings in the absence of the Chairman of the Board; (ii) preside over executive sessions of the independent Directors; (iii) along with the Chairman of the Board, oversee the development of agendas for Board meetings; (iv) facilitate dealings and communications between the independent Directors and management and among the independent Directors; and (v) such other responsibilities as the Board or independent Directors determine from time to time. The Company has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Company. The Company made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Company (i.e., “independent Directors”) constitute a majority (67%) of the Board, the fact that the chairpersons of the Audit and Governance and Nominating Committees of the Board are independent Directors, the amount of assets under management in the Company, and the number of Funds overseen by the Board. The Board also believes that its leadership structure and board compensation facilitate the orderly and efficient flow of information to the independent Directors from Company officers.

Individual Director Qualifications

The Company has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Company’s shareholders. The Company has concluded that each Director should serve as a Director based on his or her own experience, qualifications, attributes and skills as described below.

The Company has concluded that Mr. O’Malley should serve as Director because of his experience gained as the Chairman and Chief Executive Officer of PMAM, his experience serving as President and Chief Operating Officer, Chief Financial Officer and Executive Vice President of Penn Mutual and his knowledge of and experience in the financial services industry.

The Company has concluded that Ms. Karpinski should serve as Director because of the experience, knowledge and industry expertise that she has gained serving as the Chief Financial and Principal Accounting Officer of the Legg Mason affiliated families of funds, and the experience she has gained serving as a Director of the Company since 2015.

The Company has concluded that Ms. Mack should serve as Director because of the experience she has gained in her roles as a financial services executive in the life insurance, asset management, and broker dealer businesses, her knowledge of financial management, product management, compliance issues, and business strategy, and the experience she has gained serving as a Director of the Company since 2013.

The Company has concluded that Mr. MacKinlay should serve as Director because of the experience, knowledge and expertise that he has acquired as a professor of finance at the University of Pennsylvania, Wharton School of Business since 1984, his knowledge of and experience in the financial services industry, and the experience he has gained serving as a Director of the Company since 2010.

The Company has concluded that Ms. Matthias should serve as Director because of the experience she has gained in her roles as the founder, President, Director and Chief Creative Officer of a publicly traded company, the experience she has gained as a director of other public companies, and the experience she has gained serving as a Director of the Company since 2010 and as Chair of the Company’s Audit Committee.

The Company has concluded that Mr. Pudlin should serve as Director because of the experience he has gained in his roles as a shareholder and the President and Chief Executive Officer of a large law firm, his experience with and knowledge of public companies and the financial services industry, and the experience he has gained serving as a Director of the Company since 2009.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the operations of the Funds. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board.

Beneficial Ownership of Equity Securities of Funds of the Company

The following table provides information on beneficial ownership of shares of Funds of the Company by members of the Board of Directors (by virtue of their owning or having an interest in variable contracts issued by Penn Mutual and PIA). This information is provided as of December 31, 2021.

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares
Independent Directors
Marie K. Karpinski	None	None
Joanne B. Mack	None	None
Archie C. MacKinlay	None	None
Rebecca C. Matthias	None	None
David B. Pudlin	None	None
Interested Director
David O’Malley	None	None

The Directors and officers of the Company, as a group, own less than 1% of the Funds’ outstanding securities.

Compensation of Directors and Officers for fiscal year ended December 31, 2021

	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company
Independent Directors
Marie K. Karpinski	$106,000	None	None	$106,000
Joanne B. Mack	$112,000	None	None	$112,000
Archie C. MacKinlay	$106,000	None	None	$106,000
Rebecca C. Matthias	$120,000	None	None	$120,000
David B. Pudlin	$106,000	None	None	$106,000

The Company’s interested Directors and Officers receive no compensation from the Company for their services.

Code of Ethics

Rule 17j-1 under the 1940 Act governs personal securities activities of directors, officers and employees (“access persons”) of investment companies, its investment advisers and/or sub-advisers. Under Rule 17j-1, the Company, PMAM and each Sub-Adviser are required to adopt Codes of Ethics in order to ensure that the interests of shareholders are placed ahead of personal interests. In compliance with Rule 17j-1, the Company’s Code of Ethics is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. The current Codes of Ethics for the Company, PMAM and each Sub-Adviser are on file with the SEC. The Codes of Ethics of the Company, PMAM, and each Sub-Adviser permit personnel subject to the Codes to invest in securities that may be purchased or held by the Funds, subject to the provisions of the Codes.

Proxy Voting Policy and Proxy Voting Records

The Board of Directors has delegated proxy voting responsibilities with respect to the PMAM-Managed Funds and the Sub-Advised Funds to PMAM and each Sub-Advised Fund’s Sub-Adviser, respectively, subject to the Board’s general oversight. For this purpose, PMAM and each Sub-Adviser have adopted proxy voting policies and procedures (the “Procedures”), which are attached to this SAI as Appendix A. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures. The Procedures may be obtained, free of charge, by calling Customer Service at 1-800-523-0650, or by visiting the website of Penn Mutual (www.pennmutual.com), scrolling to the bottom of the page and clicking on the “Penn Series Proxy Voting” link for specific proxy voting activity.

Variable contract owners may obtain the voting record of a Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of Penn Mutual (www.pennmutual.com), and following the instructions noted above. The voting record will be made available on the website of Penn Mutual as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the SEC’s website at www.sec.gov.

Net Asset Value of Shares

The following information supplements the information on net asset value of shares set forth under “Account Policies—How the Funds Calculate NAV” in the Prospectus.

The purchase and redemption price of each Fund’s shares is equal to that Fund’s net asset value per share. Each Fund determines its net asset value per share by subtracting the Fund’s liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of each Fund is calculated every day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. In valuing underlying fund investments, the Funds use the net asset values reported by the underlying funds.

Debt securities held in the Funds may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair value of such securities. An independent pricing service may be used without exclusive reliance on quoted prices and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Securities for which market quotations are not readily available or they are determined to be unreliable are valued at fair value under valuation procedures approved by the Board of Directors.

The Money Market Fund uses the amortized cost method of valuation. Under the amortized cost method of valuing portfolio securities, the security is valued at cost on the date of purchase and thereafter a proportionate amortization of any discount or premium until maturity of the security is assumed. The value of the security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method is believed to provide certainty in portfolio valuation, it may result in periods during which values are higher or lower than the amount the Money Market Fund would receive if the security was sold.

In accordance with Rule 2a-7 under the 1940 Act, the Company’s Board of Directors has approved procedures reasonably designed, taking into account current conditions and the Money Market Fund’s objectives, to stabilize the net asset value per share of the Fund, as computed for purposes of distribution and redemption, at $1.00. The Company will maintain a dollar weighted average portfolio maturity in the Money Market Fund appropriate to the objective of maintaining a stable net asset value per share, and to that end the Fund will neither purchase any instrument with a remaining maturity of more than 397 calendar days nor maintain a dollar weighted average portfolio maturity which exceeds 60 calendar days, each as calculated in accordance with Rule 2a-7. The Board of Directors will review, at such intervals as it determines appropriate and reasonable in light of current market conditions, but no less frequently than quarterly, the Fund’s ability to maintain a stable $1.00 price per share, minimize principal volatility, and meet certain liquidity requirements, based upon specified hypothetical events. In the event there is a deviation between the Fund’s market value and amortized cost value that exceeds 1 /2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Money Market Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to prospective or existing shareholders or contract holders, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.

As a government money market fund, the Money Market Fund is not required to impose liquidity fees or redemptions gates. The Fund’s Board, however, may elect to impose such fees or gates in the future if it believes such measures are appropriate and in the best interests of the Fund and its shareholders. Liquidity fees and redemption gates may be used by a fund seeking to stem heavy redemptions, reduce the risk of unfair investor dilution, and mitigate the contagion effects experienced during times of market stress. If in the future, the Fund’s Board determines to impose liquidity fees and/or redemption gates under certain circumstances (e.g., times of market stress), the Fund’s ability to do so will be described in the Fund’s prospectus.

Control Persons and Principal Holders of Shares

Generally, including as of [March 31, 2022], the outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and PIA (the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity Account III, Penn Mutual Variable Life Account I, Penn Mutual Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I.

A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. A control person could control the outcome of proposals presented to shareholders for approval. Because the Funds are available as investments for variable contracts issued by the Separate Accounts maintained by the Insurance Companies, the Insurance Companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, the Insurance Companies exercise voting rights attributable to the shares of each Fund that each Insurance Company owns, directly or indirectly, in accordance with voting instructions received by owners of the variable contracts. Similarly, a Fund of Fund that owns more than 25% of the voting securities of a Fund is presumed to control the Fund. However, as noted elsewhere in this SAI and in PMAM’s proxy voting policies and procedures, PMAM will vote shares owned by each Fund of Funds in accordance with PMAM’s proxy voting policies and procedures, which require PMAM to vote proxies of an affiliated Fund in the same proportion as the vote of all other shareholders of the affiliated Fund (i.e., “echo vote”), unless otherwise required by law.

There were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund’s outstanding shares except for the Separate Accounts maintained by the Insurance Companies and the Funds of Funds.

Tax Status

The following is a summary of certain federal income and excise tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of Funds or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations under foreign, federal, state and local tax laws.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund within the Company is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code will generally be applied to each Fund separately, rather than to the Company as a whole.

Shares of the Funds will be purchased by Penn Mutual and PIA for their Separate Accounts under variable contracts. Under the provisions of the Internal Revenue Code, net income and realized capital gains that the Funds distribute are not currently taxable to owners of variable contracts when left to accumulate in the contracts or under a qualified pension or retirement plan. Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable contract must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Fund intends to comply with such requirements so that, assuming the look-through treatment described below is available, a separate account investing all of its assets in any single Fund would comply with such requirements. If all of the beneficial interests in a Fund are held by one or more insurance company separate accounts and certain other eligible holders, the diversification requirements of Section 817(h) may be applied by taking into account the assets of the Fund, rather than treating the interest in the Fund as a separate investment of each separate account investing in the Fund. Beneficial interests in the fund are currently being offered only to separate accounts and other qualifying holders. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from a Fund and federal income taxation of owners of variable contracts, please refer to the contract prospectus.

It is the policy of each of the Funds to continue to qualify for the favorable tax treatment accorded to RICs under Subchapter M of the Internal Revenue Code. By following such policy, each of the Funds expects that it will not be subject to federal income taxes on net investment income and net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) that is timely distributed to shareholders.

In order to continue to qualify as a RIC, each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund’s total assets is represented by cash or cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than

5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

If a Fund qualifies as a RIC under the Internal Revenue Code, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it timely distributes each year to the shareholders, provided the Fund distributes an amount equal to at least the sum of (a) 90% of its net investment income (generally, dividends, taxable interest, and the excess, if any, of net short-term capital gains over net long-term capital losses less certain operating expenses) and (b) 90% of its net tax exempt interest income (the excess of its tax-exempt interest income over certain deductions attributable to that income) (the “Distribution Requirement”). The Funds may use consent dividends to satisfy the Distribution Requirement.

Although each Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to satisfy the Qualifying Income or Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period. If the Fund fails to qualify for treatment as a RIC for any year, and these relief provisions are not available to a Fund, all of its taxable income will be subject to tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, the Fund’s shareholders would be taxed as if they received ordinary dividends. Moreover, if the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. In addition, if a Fund fails to qualify as a RIC, fails to satisfy the diversification requirements applicable to insurance company separate accounts, or fails to ensure that its shares are held only by the types of investors described above, it may affect the ability of an insurance company segregated asset accounts to meet the diversification test under Section 817(h) of the Internal Revenue Code described above and it may cause owners of variable contracts to be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectuses for the variable contracts.

Generally, a RIC must distribute each calendar year at least 98% of its ordinary income for such calendar year and 98.2% of its capital gains for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a RIC whose only shareholders are certain tax-exempt trusts, certain segregated asset accounts of life insurance companies held in connection with variable contracts, and certain other investors. In order to avoid this excise tax, each Fund intends to qualify for this exemption or to make its distributions in accordance with the distribution requirement. The Funds may use consent dividends to satisfy this distribution requirement.

A Fund’s transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may affect a Fund’s ability to qualify as a RIC, accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing, and character of income earned and in turn, affect the application of the Distribution Requirement to a particular Fund. Further, because a Fund may be required to recognize income without a corresponding receipt of cash, a Fund may be required, in order to satisfy the Distribution Requirement, to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

In general, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Each Fund that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Fund’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to such Funds.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Under a notice issued by the Internal Revenue Service (“IRS”) and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”) (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a life insurance company separate account funding a variable contract may be taxed currently to the extent of its share of a Fund’s excess inclusion income, as described below. Although the Funds do not expect to invest in REITs which pass through excess inclusion income, they may make such investments and may need to make certain elections to either specially allocate such tax to a Fund’s shareholders or to pay the tax at the Fund level.

Rules relating to U.S. state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult with their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Fund.

Voting Rights

The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Penn Mutual and PIA own the majority of the outstanding shares of the Company, either in their Separate Accounts registered under the 1940 Act or in their unregistered Separate Accounts or general accounts. The Balanced Fund and LifeStyle Funds own the remainder of the outstanding shares of the Company. Pursuant to the 1940 Act, however, Penn Mutual and PIA will vote the shares held in registered Separate Accounts in accordance with voting instructions received from variable contract owners and other persons entitled to provide voting instructions. Fund shares for which variable contract owners and other persons entitled to vote have not provided voting instructions and shares owned by Penn Mutual and PIA in their general and unregistered Separate Accounts will be voted in proportion to the shares for which voting instructions have been received. Under state insurance law and federal regulations, there are certain circumstances under which Penn Mutual and PIA may vote other than as instructed by variable contract owners and other persons entitled to vote. In such cases, the variable contract owners and such other persons entitled to vote will be advised of that action in the next semi-annual report. PMAM will vote shares owned by the Balanced Fund and LifeStyle Funds in accordance with PMAM’s proxy voting policies and procedures.

The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law. The law provides shareholders with the right under certain circumstances to call a meeting of shareholders to consider removal of one or more directors. As required by law, the Company will assist in variable contract owner communication on such matters.

Independent Registered Public Accounting Firm

[            ] serves as the independent registered public accounting firm of the Company. Their offices are located at [            ].

Legal Counsel

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, District of Columbia 20004, serves as legal counsel to the Company.

Portfolio Holdings Information

The Board of Directors has approved a portfolio holdings disclosure policy and procedures that govern the timing and circumstances of disclosure to variable contract owners and third parties of information regarding the portfolio investments held by the Funds. The policy and procedures are designed to ensure that disclosure of portfolio holdings is in the best interest of shareholders and variable contract owners, and address conflicts of interest that exist between the interests of shareholders and variable contract owners and those of the Adviser and other affiliates of the Funds. Therefore, except as noted below, the Company does not disclose a Fund’s portfolio holdings nor does the Company have any on-going arrangement with any party to make such information available on a selective basis.

The Board exercises on-going oversight of the disclosure of portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Company’s Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Only the Company’s Chief Compliance Officer may authorize the disclosure of portfolio holdings information. Upon receipt of a request for portfolio holdings information, the Chief Compliance Officer must determine that (i) disclosure is in the best interests of the Fund and its shareholders and (ii) there is a legitimate business purpose for the disclosure. Any authorized disclosure of portfolio holdings information must be subject to the recipient’s agreement to keep that information confidential and refrain from trading on that information. The Board will receive periodic updates, at least annually, regarding entities authorized to receive portfolio holdings information.

With respect to the Money Market Fund, Penn Mutual’s website (www.pennmutual.com) includes a list of all of the Fund’s portfolio holdings and certain attributes of (a) the Fund’s portfolio holdings, such as issuer, CUSIP, coupon rate, maturity date, final legal maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Fund’s portfolio, such as the Fund’s dollar-weighted average portfolio maturity and dollar-weighted average life. This information is provided as of the last business day of each month, and can be found by scrolling to the bottom of the home page, clicking on the “Performance and Rates” link, then clicking on the “Penn Series MMF Monthly” link on the left side of the page. The monthly Money Market Fund information generally remains accessible on the website for a period of at least six months from its posting date. In addition, Penn Mutual’s website discloses, as of the end of each business day during the preceding six months, the (i) percentage of the Fund’s total assets invested in daily and weekly liquid assets; (ii) the Fund’s daily net inflows and outflows; and (iii) the Fund’s current net asset value per share, calculated based on current market factors, rounded to the fourth decimal place.

Pursuant to applicable law, the Funds (except the Money Market Fund) are required to disclose to the SEC their complete portfolio holdings for each month on Form N-PORT. Reports on Form N-PORT for the months within each fiscal quarter are filed within 60 days of the end of such fiscal quarter. Portfolio holdings reported for the last month of each fiscal quarter are made publicly available by the SEC upon filing. The Money Market Fund is required to disclose its portfolio holdings on Form N-MFP within 5 days after the end of each month, with such information made publicly available by the SEC 60 days after filing. The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders. Semi-Annual and Annual Reports are distributed to Fund shareholders. Holdings reports filed with the SEC on Forms N-PORT and N-MFP are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

In addition, the Company’s service providers and, if applicable, their agents, such as PMAM, MFS, DIFA, GSAM, T. Rowe Price, American Century, Janus, Cohen & Steers, Vontobel, AllianceBernstein, Eaton Vance, SSGA FM, MSIM, BNY Mellon, BNY Mellon Investment Servicing (US) Inc. and Penn Mutual, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. [            ], Morgan, Lewis & Bockius LLP, the Company’s financial printer (currently, Donnelly Financial Solutions), the proxy voting service providers used by PMAM, the Company’s Sub-Advisers, and the Company’s pricing information vendors (currently, Interactive Data Corporation, Standards & Poor’s, Thomson Reuters, Markit, Bloomberg and Pricing Direct) may receive portfolio holdings information, as necessary, in connection with their services to the Funds. These service providers and their agents will be subject to a duty of confidentiality with respect to, and a duty to refrain from trading on, any portfolio holdings information received whether imposed by the provisions of the service provider’s contract with the Company or by the nature of its relationship with the Company.

No compensation or other consideration will be paid to or received by any party, including the Company, the Adviser and its affiliates, the Sub-Advisers, or the recipient of portfolio holdings information, in connection with the disclosure of a Fund’s portfolio holdings information.

Ratings of Short-Term and Corporate Debt Securities

Descriptions of credit ratings for short-term and corporate debt securities by the major credit rating services are attached to this SAI as Appendix B. While such credit ratings are considered when making investment decisions, the Funds’ Adviser and Sub-Advisers perform their own studies, analyses and evaluation and do not rely solely on credit rating services.

FINANCIAL STATEMENTS OF THE COMPANY

The audited financial statements, including the financial highlights appearing in the Company’s Annual Report to Shareholders for the fiscal year ended December 31, 2021 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Company’s Annual Report at no charge by calling Penn Mutual at 1-800-523-0650 and selecting “0” to speak with a customer representative or by visiting the Company’s website (www.pennmutual.com).

Appendix A

PENN SERIES FUNDS, INC.

Proxy Voting Policies and Procedures

All voting securities held in each fund or portfolio (“Fund”) of Penn Series Funds, Inc. (the “Company”) shall be voted in the best interest of shareholders of the Fund. In furtherance of this policy, and as provided in the investment advisory agreement between the Company and Penn Mutual Asset Management, LLC. (“PMAM”) and the investment sub-advisory agreements between PMAM and investment sub-advisers, the Company has delegated the authority and responsibility to vote securities held in each Fund to the investment adviser or sub-adviser that manages the investments of the Fund on a day-to-day basis.

A description of the proxy voting policies and procedures that each investment adviser or sub-adviser uses in voting securities held in a Fund accompanies these policies and procedures as appendices.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain a description of these Proxy Voting Policies and Procedures and a description of the Proxy Voting Policies and Procedures of the investment adviser or sub-adviser to the Fund that is responsible for voting the securities of the Fund, free of charge, by calling (800) 523-0650, or by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com, clicking on the “Performance & Rates” tab at the top of the page and, under “Other Fund Information,” clicking on the “Penn Series Proxy Voting” link and you will be directed to the proxy voting policies as well as each Fund’s proxy voting record. Descriptions requested by telephone will be sent to the variable annuity contract or variable life insurance policy owner by first-class mail within three days of receipt of the request.

Variable annuity contract owners and variable life insurance policy holders that participate in the investment results of a Fund may obtain the voting record of the Fund for the most recent twelve-month period ended June 30, free of charge, by visiting the website of The Penn Mutual Life Insurance Company at www.pennmutual.com and following the instructions noted above. The voting record will be made available on the website of The Penn Mutual Life Insurance Company as soon as reasonably practicable after the information is filed by the Company with the SEC on SEC Form N-PX. The voting record will also be available on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.

Appendix B

Ratings of Commercial Paper and Corporate Debt Securities

[TO BE FILED BY AMENDMENT]

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Articles of Incorporation dated April 21, 1982 of Penn Series Funds, Inc. (the “Registrant”) (the “Articles of Incorporation”) are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR (Accession No. 0001193125-14-171597) on April 30, 2014.

(a)(2)	Articles of Amendment dated April 22, 2002 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(3)	Articles of Amendment dated July 27, 2004 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(a)(4)	Articles Supplementary dated April 18, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-08-027994) on April 29, 2008.

(a)(5)	Articles of Amendment dated August 18, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(a)(6)	Articles of Amendment dated April 28, 2011 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(6) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-11-118957) on April 29, 2011.

(b)	Amended and Restated By-Laws dated September 9, 2020 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(c)	None (outstanding shares of common stock are recorded on the books and records of the Registrant—Certificates of stock are not issued).

(d)(1)	Amended and Restated Investment Advisory Agreement dated May 1, 2020 between the Registrant and Penn Mutual Asset Management, LLC is incorporated herein by reference to Exhibit (d)(1)(i) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(2)	Amended and Restated Investment Sub-Advisory Agreement dated October 1, 2019 between Penn Mutual Asset Management, LLC and Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(3)	Amended and Restated Investment Sub-Advisory Agreement dated August 1, 2004 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and T. Rowe Price Associates, Inc. (the “T. Rowe Price Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0000950116-05-001497) on April 27, 2005.

(d)(3)(i)	Amendment dated September 5, 2012 to the T. Rowe Price Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(3)(ii)	Amendment dated May 16, 2013 to the T. Rowe Price Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(4)(ii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(3)(iii)	Amendment dated May 14, 2015 to the T. Rowe Price Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(4)(iii) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(3)(iv)	Amendment dated July 1, 2016 to the T. Rowe Price Sub-Advisory Agreement, is incorporated herein by reference to Exhibit (d)(4)(iv) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(3)(v)	Schedules A and B, as last revised May 1, 2018, to the T. Rowe Price Sub-Advisory Agreement are incorporated herein by reference to Exhibit (d)(4)(v) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-135243) on April 26, 2018.

(d)(4)	Amended and Restated Investment Sub-Advisory Agreement, dated May 1, 2020 between Penn Mutual Asset Management, LLC and Vontobel Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(5)	Investment Sub-Advisory Agreement dated August 22, 2008 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and SSGA Funds Management, Inc. (the “SSGA FM Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001104659-09-012547) on February 26, 2009.

(d)(5)(i)	Amendment dated May 14, 2015 to the SSGA FM Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(7)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(5)(ii)	Amendment dated July 1, 2016 to the SSGA FM Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(6)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(6)	Investment Sub-Advisory Agreement dated February 26, 2020, between Penn Mutual Asset Management, LLC and AllianceBernstein L.P. is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(7)	Investment Sub-Advisory Agreement dated March 1, 2021 between Penn Mutual Asset Management, LLC and Eaton Vance Management is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(d)(8)	Amended and Restated Investment Sub-Advisory Agreement dated May 1, 2020 between Penn Mutual Asset Management, LLC and Morgan Stanley Investment Management Inc. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(9)	Amended and Restated Investment Sub-Advisory Agreement dated October 1, 2019 between Penn Mutual Asset Management, LLC and Cohen & Steers Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(10)	Investment Sub-Advisory Agreement dated May 1, 2020 between Penn Mutual Asset Management, LLC and Janus Capital Management LLC (the “Janus Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(10)(i)	Amendment dated April 30, 2021 to the Janus Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(10)(i) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(d)(11)	Amended and Restated Investment Sub-Advisory Agreement dated October 1, 2019 between Penn Mutual Asset Management, LLC and American Century Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 91 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-20-120811) on April 27, 2020.

(d)(12)	Investment Sub-Advisory Agreement dated May 1, 2013 between Independence Capital Management, Inc. (now Penn Mutual Asset Management, LLC) and Massachusetts Financial Services Company (the “MFS Sub-Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-13-187666) on April 30, 2013.

(d)(12)(i)	Amendment dated May 14, 2015 to the MFS Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(14)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(d)(12)(ii)	Amendment dated July 1, 2016 to the MFS Sub-Advisory Agreement is incorporated herein by reference to Exhibit (d)(13)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(d)(13)	Investment Sub-Advisory Agreement dated April 30, 2021 between Penn Mutual Asset Management, LLC and Delaware Investments Fund Advisers is filed herewith.

(e)	None. Common stock of the Registrant is sold only to The Penn Mutual Life Insurance Company and its affiliated insurance companies for their general or separate accounts.

(f)	None.

(g)(1)	Custody Agreement dated January 1, 2016 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1)(iii) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(g)(1)(i)	Supplement to the Global Custody Agreement dated May 14, 2020 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1)(i) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(g)(2)	Foreign Custody Manager Agreement dated July 18, 2011 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-12-182517) on April 25, 2012.

(h)(1)	Second Amended and Restated Administrative and Corporate Services Agreement dated January 1, 2016 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(1)(i) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(2)	Co-Administration Agreement dated January 1, 2016 between the Registrant and Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) (the “Co-Administration Agreement”) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(2)(i)	Amendment dated July 1, 2016 to the Co-Administration Agreement is incorporated herein by reference to Exhibit (h)(2)(i) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(3)	Service Agreement dated January 1, 2016 between the Registrant and The Penn Mutual Life Insurance Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(4)	Fund Administration and Accounting Agreement dated January 1, 2016 between the Registrant and BNY Mellon Investment Servicing (US) Inc. (the “Fund Administration and Accounting Agreement”) is incorporated herein by reference to Exhibit (h)(4)(iv) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(4)(i)	Money Market Fund Services Amendment dated May 19, 2016 to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(v) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(4)(ii)	Notice of Assignment dated July 18, 2017 of the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(vi) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-135243) on April 26, 2018.

(h)(4)(iii)	Amendment dated July 21, 2017 to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(vi) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-18-058396) on February 26, 2018.

(h)(4)(iv)	Amendment dated May 17, 2018 to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4)(viii) of Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-19-122534) on April 26, 2019.

(h)(5)	Transfer Agency Agreement dated January 1, 2016 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-478194) on February 25, 2016.

(h)(6)	Second Amended and Restated Expense Limitation Agreement dated January 1, 2016 by and among the Registrant, Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) and The Penn Mutual Life Insurance Company (the “Expense Limitation Agreement”) is incorporated herein by reference to Exhibit (h)(6)(i) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(h)(6)(i)	Amendment dated July 1, 2016 to the Expense Limitation Agreement is incorporated herein by reference to Exhibit (h)(6)(ii) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(h)(7)	Second Amended and Restated Expense Waiver Reimbursement Agreement dated January 1, 2016 by and among the Registrant (on behalf of its series, the Money Market Fund), Penn Mutual Asset Management, Inc. (now Penn Mutual Asset Management, LLC) and The Penn Mutual Life Insurance Company (the “Expense Waiver Reimbursement Agreement”) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-16-559102) on April 27, 2016.

(h)(7)(i)	Amendment dated July 1, 2016 to the Expense Waiver Reimbursement Agreement is incorporated herein by reference to Exhibit (h)(7)(i) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-17-058186) on February 27, 2017.

(i)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(j)	Consent of independent registered public accounting firm, [ ] to be filed by amendment.

(k)	None.

(l)	None.

(m)	None.

(n)	None

(o)	None.

(p)(1)	Joint Code of Ethics of the Registrant and Penn Mutual Asset Management, LLC, as amended November 10, 2020 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(2)	Goldman Sachs Asset Management, L.P. Code of Ethics dated August 29, 2019 is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(3)	T. Rowe Price Associates, Inc. Code of Ethics dated March 1, 2021 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(4)	Vontobel Asset Management, Inc. Code of Ethics dated March 2021 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2- 77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(5)	Cohen & Steers Capital Management, Inc. Code of Ethics dated October 1, 2009, as last amended July 2020 is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(6)	Eaton Vance Management Code of Ethics dated June 30, 2020 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(7)	AllianceBernstein L.P. Code of Ethics dated January 2021 is incorporated herein by reference to Exhibit (p)(7) of Post- Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811- 03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(8)	Morgan Stanley Investment Management Code of Ethics dated December 11, 2020 is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(9)	SSGA Funds Management, Inc. Code of Ethics dated March 31, 2021 is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2- 77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(10)	American Century Investment Management, Inc. Code of Ethics dated January 1, 2021 is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N- 1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(11)	Janus Henderson Group plc (including Janus Capital Management LLC) Code of Ethics revised November 4, 2020 is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(p)(12)	Massachusetts Financial Services Company Code of Ethics dated January 1, 2021 is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-77284 and 811-03459), as filed with the SEC via EDGAR (Accession No. 0001193125-21-137183) on April 28, 2021.

(q)	Powers of Attorney of Messrs. O’Malley, Pudlin and MacKinlay, and Mses. Matthias, Karpinski and Mack are filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

The Penn Mutual Life Insurance Company (“Penn Mutual”) is the owner of 100% of the outstanding common stock of the Registrant. The outstanding shares of each of the Funds are owned by Separate Accounts maintained by Penn Mutual and the Penn Insurance and Annuity Company (“PIA”) (together, the “Insurance Companies”), the Balanced Fund and the LifeStyle Funds (collectively, the “Funds of Funds”), the Penn Mutual general account, and certain qualified pension plans. The Insurance Companies hold shares principally in the following Separate Accounts: Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, Penn Mutual Variable Annuity Account III, Penn Mutual Variable Life Account I, Penn Mutual

Separate Account E, and Penn Insurance and Annuity Variable Annuity Account I. For further information on the ownership of the outstanding common stock of the Registrant, see “Control Persons and Principal Holders of Shares” in the Statement of Additional Information, which is incorporated hereunder by reference.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of PIA, a Delaware corporation.

Penn Mutual holds the entire ownership interest in Penn Mutual Asset Management, LLC, a Pennsylvania limited liability company and registered investment adviser.

Penn Mutual holds the entire ownership interest in Penn Mutual Payroll Administration, LLC, a Pennsylvania limited liability company.

Penn Mutual holds a 94.48% ownership interest in Independence Square Properties, LLC, a limited liability company incorporated in Delaware.

Penn Mutual is the record and beneficial owner of 100% of the outstanding common stock of Vantis Life Insurance Company, a Connecticut corporation.

Penn Mutual is the record and beneficial owner of 100% of the outstanding stock of Vantis Life Insurance Company of New York, a New York corporation.

Independence Square Properties, LLC holds the entire ownership interest in Janney Montgomery Scott LLC, a Delaware limited liability company, and LEAP Systems, LLC, a Delaware limited liability company.

Janney Montgomery Scott LLC is the record and beneficial owner of 100% of the outstanding common stock of JMS Resources, Inc., a Pennsylvania corporation and holds the entire ownership interest in Janney Capital Management, LLC, a Delaware limited liability company, FIG Partners, LLC and Janney Trust Company, LLC.

JMS Resources Inc. is the record and beneficial owner of 100% of the outstanding common stock of the Janney Private Equity Company Inc., a Delaware corporation.

Penn Mutual holds the entire ownership interest in Hornor, Townsend & Kent, LLC, a Pennsylvania limited liability company.

Penn Mutual holds the entire ownership interest in ILS Holdings, LLC, a Delaware limited liability company.

Penn Mutual holds the entire ownership interest in myWorth, LLC, a Pennsylvania limited liability company.

PIA is the record and beneficial owner of 100% of the outstanding common shares of PIA Reinsurance Company of Delaware I, a Delaware corporation and holds the entire ownership interest in Dresher Run I, LLC, a Delaware limited liability company.

PIA holds a 5.52% ownership interest in Independence Square Properties, LLC, a limited liability company in Delaware.

Vantis Life Insurance Company holds the entire ownership interest in the Savings Bank Life Insurance Company Agency, LLC.

Item 30.	Indemnification

Article VII, Section (3) of the Articles of Incorporation of the Registrant provides generally that directors and officers of the Registrant shall be indemnified by the Registrant to the full extent permitted by Maryland law and by the Investment Company Act of 1940, now or hereinafter in force.

Article VI, Section (2) of the By-laws of the Registrant provides: Any person who was or is a party or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, settlements and reasonable expenses (including attorney’s fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisers

Any other business, profession, vocation or employment of a substantial nature that each adviser and sub-adviser and each director, officer or partner of each adviser and sub-adviser is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee is as follows:

Penn Mutual Asset Management, LLC

Name and current Position with Penn Mutual Asset Management, LLC	Other Business and Connections During the Past Two Years
(city and state of registered agent)

David M. O’Malley, Chairman and Chief Executive Officer	Trustee, President and Chief Operating Officer of The Penn Mutual Life Insurance Company, Philadelphia, PA (“Penn Mutual”); Director, President and Chief Operating Officer of The Penn Insurance and Annuity Company, Wilmington, DE (“PIA”); President of PIA Reinsurance Company of Delaware I, Horsham, PA (“PIA Re”); Director and President of Independence Square Properties, LLC, Wilmington, DE (“ISP”); Director, Janney Montgomery Scott LLC, Philadelphia, PA (“Janney”); Director of Vantis Life Insurance Company, Windsor, Connecticut (“Vantis”); Director of the Penn Insurance and Annuity Company of New York Brewster, NY (“PIA NY”); Director of Penn Mutual Asset Management Multi-Series Fund (Cayman), SPC.

David Raszeia, Manager	Senior Vice President, Chief Financial Officer and Treasurer, Penn Mutual; Senior Vice President, Chief Financial Officer, PIA and PIA Re; Director of Vantis and PIA NY; Manager, Hornor, Townsend & Kent, LLC.

Keith G. Huckerby, President and Chief Marketing Officer	President of Penn Series Funds, Inc., Baltimore, MD (“Penn Series”); Chairperson and Director of Penn Mutual Asset Management Multi-Series Fund (Cayman), SPC; Manager, Hornor, Townsend & Kent, LLC.

Name and current Position with Penn Mutual Asset Management, LLC	Other Business and Connections During the Past Two Years

Mark Heppenstall Chief Investment Officer	Portfolio Manager, PMAM.

Tyler Thur, Treasurer and Controller	Assistant Treasurer, Penn Series.

Steven Viola, Assistant Treasurer	Treasurer (Principal Financial Officer and Principal Accounting Officer), Penn Series.

Christopher G. Jahn, Auditor	Assistant Vice President, Assurance, for Penn Mutual, PIA and PIA Re.

Ann-Marie Mason, Secretary	General Counsel, Asset Management and Broker/Dealer, Penn Mutual.

Karthick Dalawai, Chief Risk Officer	Chief Risk Officer, Penn Mutual.

Jessica Swarr, Tax Director	Tax Director for ISP, PIA and PIA Re.

Victoria Robinson, Chief Ethics and Compliance Officer	Chief Compliance Officer, Penn Series.

AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”or “AB”) is a Delaware limited partnership of which AllianceBernstein Corporation, an indirect wholly-owned subsidiary of Equitable Holdings, Inc., is a general partner. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Information as to the directors and executive officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720), and amended through the date hereof, is incorporated by reference.

Name	Position

Seth P. Bernstein	Director, President and Chief Executive Officer – AB

Ramon de Oliveira	Chairman of the Board – AB

Paul L. Audet	Independent Director—AB

Nella Domenici	Independent Director—AB

Jeffrey J. Hurd	Director, Chief Operating Officer – Equitable Holdings, Inc.

Daniel G. Kaye	Independent Director—AB

Nicholas Lane	Director, President – Equitable Financial Life Insurance Company

Kristi Matus	Independent Director—AB

Das Narayandas	Independent Director—AB

Mark Pearson	Director, President and Chief Executive Officer of Equitable Holdings, Inc.

Charles G.T. Stonehill	Independent Director – AB

Laurence E. Cranch	Chief Legal Officer – AB

Kate C. Burke	Chief Operating Officer – AB

Ali Dibadj	Chief Financial Officer – AB, Head of Finance and Strategy

Betram L. Scott	Independent Director—AB

American Century Investment Management, Inc.

In addition to serving as a sub-advisor for the Registrant, American Century Investment Management, Inc. (“ACIM”) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the ACIM and its affiliates, within the last two fiscal years.

Jason Greenblath (Vice President of ACIM) Served as Head of US Investment Grade Credit (2018 to 2019), Portfolio Manager US Credit (2012 to 2018) and Head of US Investment Grade Credit Research (2014 to 2018), Aberdeen Standard Investments, 1735 Market Street, Philadelphia, PA 19103.

Alex Lepinsky (Vice President of ACIM) Served as Senior Portfolio Manager and Senior Trader, Deutsche Bank, 60 Wall Street, New York, NY 10005. 2005 to 2020.

Miguel Cota (Vice President of ACIM) Served as Senior Credit Trader, BlackRock Investments, 400 Howard Street, San Francisco, CA 94105. 2017 to 2020.

Cohen & Steers Capital Management, Inc.

Listed below are the names and principal occupations of the executive officers of Cohen & Steers Capital Management, Inc. (“Cohen & Steers”). Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc. (“CNS”), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.” The principal business address of each officer, as it relates to his or her duties to Cohen & Steers, is the same as that of Cohen & Steers. The principal address of Cohen & Steers is 280 Park Ave., 10th Floor, New York, NY 10017.

Name and Current Position with Cohen & Steers Capital Management, Inc.	Other Business Connections During the Past Two Years

Robert H. Steers Chief Executive Officer and Director	Chief Executive Officer and Director of CNS; Vice President of Cohen & Steers Securities LLC (“CSSL”); Director and Chairman of the Cohen & Steers Funds Complex.

Joseph M. Harvey President and Director	President, Acting Chief Executive Officer and Director of CNS; Director and Acting Chairman of the Cohen & Steers Funds Complex.

Adam M. Derechin Executive Vice President and Chief Operating Officer	Executive Vice President and Chief Operating Officer of CNS; Vice President of CSSL; President and Chief Executive Officer of the Cohen & Steers Funds Complex.

Matthew S. Stadler Executive Vice President and Chief Financial Officer	Executive Vice President and Chief Financial Officer of CNS; Chief Financial Officer and Treasurer of CSSL.

Francis C. Poli Executive Vice President, General Counsel and Chief Compliance Officer	Executive Vice President, General Counsel, Chief Compliance Officer and Secretary of CNS; President, Chief Legal Officer and Chief Compliance Officer of CSSL; Assistant Secretary of the Cohen & Steers Funds Complex.

Jon Cheigh Executive Vice President and Chief Investment Officer	Executive Vice President and Chief Investment Officer of CNS; Vice President of Cohen & Steers Alternative Income Fund, Inc., Cohen & Steers Global Realty Shares, Inc., Cohen & Steers International Realty Fund, Inc., Cohen & Steers Real Assets Fund, Inc., Cohen & Steers Realty Shares, Inc., and Cohen & Steers Institutional Realty Shares, Inc.

Delaware Investments Fund Advisers

Listed below are the names and principal occupations of the directors and principal executive officers of Delaware Investments Fund Advisers (“DIFA”). DIFA is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited. The principal business address of each director and officer, as it relates to his or her duties to DIFA, is the same as that of DIFA. The principal address of DIFA is 100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106.

Name and Position with Adviser	Other Company	Position with Other Company

Shawn Lytle President/Head of Global Macquarie Investment Management/Executive Director	Delaware Funds by Macquarie®	President/Chief Executive Officer

	Macquarie Asset Management	Various executive capacities

	Optimum Fund Trust	President/Chief Executive Officer

John Leonard Executive Vice President/Global Head of Equities/Executive Director	Delaware Funds by Macquarie®	Executive Vice President/Global Head of Equities

	Macquarie Global Infrastructure Total Return Fund, Inc.	Chief Executive Officer/President

	Macquarie Asset Management	Various executive capacities

Alexander Alston Senior Vice President/Co-Head of Private Placements/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Co-Head of Private Placements

	Macquarie Asset Management	Various executive capacities

Christopher S. Beck Senior Vice President/Chief Investment Officer-Small Cap Value/Mid-Cap Value Equity/Executive Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Investment Officer-Small/Mid-Cap Value

	Macquarie Asset Management	Various capacities

Erik R. Becker Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Mark G. Beishel Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

David Brenner Senior Vice President/Chief Administration Officer/Chief of Staff Macquarie Asset Management/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief of Staff

	Macquarie Asset Management	Various capacities

Adam H. Brown Senior Vice President/Senior Portfolio Manager/Co-Head of High Yield/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Co-Head of High Yield

	Macquarie Asset Management	Various capacities

Nathan A. Brown Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

F. Chace Brundige Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios/InvestEd Portfolios	Vice President

Stephen J. Busch Senior Vice President, Managing Director, Investments Business Management/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Managing Director, Investments Business Management

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Investment Accounting

Michael F. Capuzzi Senior Vice President/Head of Investment Operations, US Chief Operating Officer/Division Director	Delaware Funds by Macquarie®	Senior Vice President/US Chief Operations Officer

	Macquarie Asset Management	Various capacities

Liu-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Investment Officer - Emerging Markets and Healthcare

	Macquarie Asset Management	Various capacities

David F. Connor Senior Vice President/General Counsel/Secretary/Division Director	Delaware Funds by Macquarie®	Senior Vice President/General Counsel/Secretary

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Secretary

Michael J. Daley Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Craig C. Dembek Senior Vice President/Head of Credit Research/Executive Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Credit Research

	Macquarie Asset Management	Various capacities

Joseph Devine Senior Vice President/Chief Investment Officer, Global Ex-US Equities/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Investment Officer, Global Ex-US Equities

	Macquarie Asset Management	Various capacities

Michael E. Dresnin Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Associate General Counsel/Assistant Secretary

W. Alexander Ely Senior Vice President/Chief Investment Officer, Small/Mid-Cap Growth Equity/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Investment Officer, Small/Mid-Cap Growth Equity

	Macquarie Asset Management	Various capacities

Brad Frishberg Senior Vice President/Chief Investment Officer, Global Listed Infrastructure/Division Director	Macquarie Global Infrastructure Total Return Fund, Inc.	Senior Vice President/Portfolio Manager

	Macquarie Asset Management	Various capacities

Daniel V. Geatens Senior Vice President/Head of US Fund Administration/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Treasurer

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Chief Financial Officer/Treasurer

	Macquarie Global Infrastructure Total Return Fund, Inc.	Senior Vice President/Chief Financial Officer/Treasurer

Gregory A. Gizzi Senior Vice President/Managing Director/Head of Municipal Bonds/Senior Portfolio Manager	Delaware Funds by Macquarie®	Senior Vice President/Head of Municipal Bonds

	Macquarie Asset Management	Various capacities

Bradley P. Halverson Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

J. David Hillmeyer Senior Vice President/Senior Portfolio Manager/Head of Global and Multi-Asset Credit/Executive Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Global and Multi-Asset Credit

	Macquarie Asset Management	Various capacities

James L. Hinkley Senior Vice President/Head of Global Product Development/Head of Special Products/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Global Product Development/Head of Special Products/Division Director

	Macquarie Asset Management	Various capacities

Jerel A. Hopkins Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Associate General Counsel/Assistant Secretary

Kashif Ishaq Senior Vice President/Head of Investment Grade Corporate Bond Trading/Head of Credit Trading/Portfolio Manager/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Investment Grade Corporate Bond Trading

	Macquarie Asset Management	Various capacities

Bradley M. Klapmeyer Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Michael Kopfler Senior Vice President/Global Head of Equity Trading/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Global Head of Equity Trading

	Macquarie Asset Management	Various capacities

	Macquarie Global Infrastructure Total Return Fund, Inc.	Senior Vice President/Head of Equity Trading

Alex Kozhemiakin Senior Vice President/Head of Emerging Markets Debt/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Emerging Markets Debt

	Macquarie Asset Management	Various capacities

Nik Lalvani Senior Vice President/Chief Investment Officer – Large Cap Value/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Investment Officer – Large Cap Value

	Macquarie Asset Management	Various capacities

Frank G. LaTorraca Senior Vice President/Co-Head of Private Placements/Division Director	Macquarie Asset Management	Various capacities

	Delaware Funds by Macquarie®	Senior Vice President/Co-Head of Private Placements/Division Director

Stefan Lowenthal Senior Vice President/Chief Investment Officer – Global Multi Asset/Division Director	Macquarie Asset Management	Senior Vice President/Chief Investment Officer – Global Multi-Asset

	Macquarie Asset Management	Various capacities

Daniel Mardarovici Senior Vice President/Co-Head of US Multisector/Core Plus Fixed Income/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Co-Head of US Multisector/Core Plus Fixed Income

	Macquarie Asset Management	Various capacities

John P. McCarthy Senior Vice President/Senior Portfolio Manager/Co-Head of High Yield/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Co-Head of High Yield

	Macquarie Asset Management	Various capacities

Kenneth G. McQuade Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Carleen Michalski Senior Vice President/Head of Global Product Development/Associate Director	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Head of Global Product Development

	Delaware Funds by Macquarie®	Senior Vice President/Head of Global Product Development

	Macquarie Asset Management	Senior Vice President/Head of Global Product Development

Timothy J. Miller Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Francis X. Morris Senior Vice President/Chief Investment Officer, Core Equity/Executive Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Investment Officer-Core Equity

	Macquarie Asset Management	Various capacities

Brian L. Murray, Jr. Senior Vice President/Global Chief Compliance Officer/Division Director	Delaware Funds by Macquarie®	Senior Vice President/ Chief Compliance Officer

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Chief Compliance Officer

Susan L. Natalini Senior Vice President/Chief Operations Officer-Equity and Fixed Income Investments/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Operations Officer-Equity and Fixed Income Operations

	Macquarie Asset Management	Various capacities

Matthew T. Norris Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Philip O. Obazee Senior Vice President/Head of Derivatives/Division Director	Delaware Funds by Macquarie®	Senior Vice President/ Head of Derivatives

	Macquarie Asset Management	Various capacities

Terrance M. O’Brien Senior Vice President/Head of Portfolio Analytics/US Head of Quantitative and Markets Research/Division Director	Delaware Funds by Macquarie®	Senior Vice President/US Head of Quantitative and Markets Research

	Macquarie Asset Management	Various capacities

Mansur Z. Rasul Senior Vice President/Senior Portfolio Manager/Head of Emerging Markets Credit Trading/Associate Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Emerging Markets Credit Trading

	Macquarie Asset Management	Various capacities

Richard Salus Senior Vice President/Global Head of Fund Services/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Chief Financial Officer

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President

Daniel G. Scherman Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Gilbert C. Scott Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Kimberly A. Scott	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Zachary H. Shafran Senior Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Neil Siegel Senior Vice President/Chief Marketing and Product Officer/Global Head of Marketing and Product/Executive Director	Delaware Funds by Macquarie®	Senior Vice President/Global Head of Marketing and Product

	Macquarie Asset Management	Various capacities

William Speacht Senior Vice President/Deputy Chief Compliance Officer/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Deputy Chief Compliance Officer

	Macquarie Asset Management	Various capacities

John C. van Roden III Senior Vice President/Head of Municipal Trading/Senior Portfolio Manager/Associate Director	Delaware Funds® by Macquarie	Senior Vice President/Head of Municipal Trading

	Macquarie Asset Management	Various capacities

Bradley J. Warden Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Kathryn R. Williams Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director	Delaware Funds by Macquarie®	Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/Deputy General Counsel/Assistant Secretary

	Macquarie Global Infrastructure Total Return Fund, Inc.	Senior Vice President/Associate General Counsel/Assistant Secretary

Brett D. Wright Senior Vice President/Global Head of Client Solutions Group/Executive Director	Delaware Funds by Macquarie®	Senior Vice President/Head of Client Solutions Group

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	President/Chief Executive Officer/Director

Gustaf C. Zinn Senior Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

	Ivy Funds/Ivy Variable Insurance Portfolios	Vice President

Gary T. Abrams Vice President/Head of International Equity Trading/Associate Director	Delaware Funds by Macquarie®	Vice President/Head of International Equity Trading

	Macquarie Asset Management	Various capacities

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President Head of International Equity Trading

Douglas K. Briggs Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Jamie Charieri Vice President/Senior Private Placements Analyst/Senior Manager	Macquarie Asset Management	Various capacities

Anthony G. Ciavarelli Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Delaware Funds by Macquarie®	Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Senior Vice President/General Counsel/Assistant Secretary

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Associate General Counsel/Assistant Secretary

Kishor K. Daga Vice President/Institutional Account Services/Associate Director of US Portfolio Administration/Associate Director	Delaware Funds by Macquarie®	Vice President/ Director of US Portfolio Administration

	Macquarie Asset Management	Various capacities

Euclyn Denton Vice President/Senior Manager of US Fund Administration	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Vice President/Financial Administration

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/US Fund Administration

Joel A. Ettinger Vice President/Taxation/Associate Director	Delaware Funds by Macquarie®	Vice President/Taxation

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Vice President/Taxation

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Assistant Treasurer

William J. Fink Vice President/Deputy Chief Compliance Officer/Senior Manager	Macquarie Asset Management	Various capacities

Joseph A. Fiorilla Vice President/Head of US Trading Operations/Associate Director	Delaware Funds by Macquarie®	Vice President/Head of US Trading Operations

	Macquarie Asset Management	Various capacities

Stephen Hoban Vice President/Controller/Chief Financial Officer/Treasurer/Associate Director	Delaware Funds by Macquarie®	Vice President/Financial Management

	Macquarie Asset Management	Various capacities

Earthen Johnson Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Delaware Funds by Macquarie®	Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Asset Management	Various capacities

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Associate General Counsel/Assistant Secretary

Aditya Kapoor Vice President	Delaware Funds by Macquarie®	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Michael Q. Mahoney Vice President/Fund Administration/Head of US Service Provider Management/Associate Director	Delaware Funds by Macquarie®	Vice President/Head of US Service Provider Management

	Macquarie Asset Management	Various capacities

Francis Magee Vice President/Senior Manager, US Fund Administration	Delaware Funds by Macquarie®	Vice President/Financial Administration

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Vice President/Investment Accounting

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/US Fund Administration

Andrew McEvoy Vice President/Trade Settlements/Associate US Director of US Transaction Management	Delaware Funds by Macquarie®	Vice President/Associate Director of US Transaction Management

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Vice President/Trade Settlements

Peter T. Pan Vice President/Head of US SMA Trading/Associate Director	Delaware Funds by Macquarie®	Vice President/Head of US SMA Trading

	Macquarie Asset Management	Various capacities

John J. Richie Vice President	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Jennifer Shields Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary

Emilia P. Wang Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Delaware Funds by Macquarie®	Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Asset Management	Various capacities

	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Associate General Counsel/Secretary

Lauren Weintraub Vice President/Senior Equity Trader/Senior Manager	Macquarie Asset Management	Various capacities

	Macquarie Global Infrastructure Total Return Fund, Inc.	Vice President/Senior Equity Trader/Senior Manager

Aaron D. Young Vice President	Delaware Funds® by Macquarie	Vice President

	Macquarie Asset Management	Various capacities

	Ivy Investments	Various capacities

Joseph Zalewski Vice President/Senior Credit Analyst – Distressed Debt/Associate Director	Macquarie Asset Management	Various capacities

Eaton Vance Management

Eaton Vance Management (“Eaton Vance” or “EVM”) serves as an investment sub-adviser for the Penn Series Large Core Value Fund. Eaton Vance has offices at Two International Place, Boston, MA 02110. Eaton Vance is an investment adviser registered under the Investment Advisers Act of 1940. Eaton Vance is a business trust organized under the laws of the Commonwealth of Massachusetts. EV LLC. (“EV”) serves as trustee of Eaton Vance. Prior to March 1, 2021, Eaton Vance and EV were wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. Morgan Stanley acquired EVC on March 1, 2021. As of such date, EV and Eaton Vance became indirect, wholly-owned subsidiaries of Morgan Stanley (NYSE: MS), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory. EVC through its subsidiaries and affiliates engaged primarily in investment management, administration and marketing activities. All shares of the outstanding Voting Common Stock of EVC were deposited in a Voting Trust, the Voting Trustees of which were Thomas E. Faust Jr., Paul W. Bouchey, Craig R. Brandon, Daniel C. Cataldo, Michael A Cirami, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Brian D. Langstraat, Thomas Lee, Frederick S. Marius, David C. McCabe, Edward J. Perkin, Lewis R. Piantedosi, Charles B. Reed, Craig P. Russ, Thomas C. Seto, John L. Shea, Eric A. Stein, John H. Streur, Andrew N. Sveen, Payson F. Swaffield, R. Kelly Williams and Matthew J. Witkos (all of whom were officers of Eaton Vance or its affiliates).

Reference is also made to: (ii) the most recent Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930 filed with the Commission, both of which are incorporated herein by reference.

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) is an indirect wholly-owned subsidiary of the Goldman Sachs Group, Inc. (“GS Group”), affiliate of Goldman Sachs & Co. LLC, and serves as sub-adviser to the Small Cap Value Fund and SMID Cap Growth Fund. GSAM is engaged in the investment advisory business. GS Group is a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. GSAM Holdings LLC, a wholly owned subsidiary of GS Group, is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Forms ADV filed with the Commission (registration numbers 801-37591 and 801-38157, respectively) and is incorporated herein by reference.

Janus Capital Management LLC

Name and Current Position with Janus Capital Management LLC	Other Business Connections During the Past Two Years

Enrique Chang Chief Investment Officer	Perkins Investment Management LLC – Director

Bruce L. Koepfgen President	Janus Henderson Investors – President and Director Janus Distributors LLC Executive Vice President Janus International Holding LLC – Executive Vice President, Director Janus Management Holdings Corporation – Executive Vice President, Director Perkins Investment Management LLC – Executive Vice President, Director VS Holdings Inc. President, Director

Brennan A. Hughes Chief Financial Officer	Janus Henderson Investors – Senior Vice President, Treasurer and Director; Geneva Capital Management LLC- Senior Vice President, Treasurer and Director

John Ingram Head of Advisor Distribution	None

Kristin B. Mariani Chief Compliance Officer

Michelle Rosenberg General Counsel	Janus Capital Institutional Advisers LLC Vice President, Secretary Janus Distributors LLC Senior Vice President, Deputy General Counsel, Secretary Janus Services LLC Senior Vice President, Deputy General Counsel, Secretary, Janus Henderson Investors—Secretary

Peter Falconer Assistant Secretary

Karlene Lacy Global Head of Tax

Tiphani Krueger Global Head of Human Resources

Stephanie Grauerholz Head of Legal, North America

Massachusetts Financial Services Company

MASSACHUSETTS FINANCIAL SERVICES COMPANY (“MFS”) serves as an investment sub-adviser for the Large Cap Growth Fund of the Penn Series Funds, Inc. The principal address of MFS is 111 Huntington Avenue, Boston, MA 02199-7618. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company), located at 1 York Street, Toronto, Ontario, Canada.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director and principal executive officer of MFS is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with MFS	Other Substantial Business and Connections During the Past Two Fiscal Years
Robert J. Manning; Director, Non-Executive Chairman and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds Complex+

Heidi W. Hardin; Executive Vice President, General Counsel and Secretary	Secretary and Clerk of various funds within the MFS Funds Complex+

Michael W. Roberge; Director, Chairman and Chief Executive Officer	N/A+

Amrit Kanwal; Executive Vice President and Chief Financial Officer	N/A+

David A. Antonelli; Vice Chairman	N/A+

Robin A. Stelmach; Vice Chairman	Trustee of various funds within the MFS Funds Complex+

Carol W. Geremia; Director, President and Head of Global Distribution	N/A+

Edward M. Maloney; Executive Vice President and Chief Investment Officer	N/A+

Jonathan N. Aliber; Executive Vice President and Chief Technology Officer	N/A+

Scott Chin; Treasurer	N/A+

Mark A. Leary; Executive Vice President and Chief Human Resources Officer	N/A+

Martin J. Wolin; Chief Compliance Officer	Chief Compliance Officer of various funds within the MFS Funds Complex+

Jacques Goulet; Director	President, Sun Life Canada

Melissa J. Kennedy; Director	Executive Vice President, Chief Legal Officer and Public Affairs, Sun Life Financial, Inc.

Kevin D. Strain; Director	Executive Vice President and Chief Financial Officer of Sun Life Financial

+

Certain principal executive officers and directors of Massachusetts Financial Services Company (“MFS”) serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS Funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS’ corporate affiliates.

The identity of those corporate affiliates is set forth below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address

MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.

MFS International LTD.	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda

MFS International Holdings PTY LTD	One Carter Lane, London EC4V 5ER U.K.

MFS International Australia PTY LTD	Level 15, 20 Martin Place, Sydney, NSW 2000, Australia

MFS International (U.K.) Limited	One Carter Lane London EC4V 5ER U.K.

MFS International Switzerland GMBH	Bahnhofstrasse 100, 8001 Zurich, Switzerland

MFS International (Hong Kong) Limited	Unit 1301, 13th Floor, Henley Building, 5 Queens’ Road Central, Hong Kong

MFS Financial Management (Shanghai) Co., LTD	Suite 3137, 31st Floor No. 88 Century Avenue Shanghai, China

MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004

MFS International (Chile) SPA	Santiago Isidora 3000 Av Isidora Goyenechea #3000 Las Condes, Santiago, Chile

MFS International Singapore PTE. LTD.	250 North Bridge Road, #08-01/04 Raffles Tower Singapore 179101

MFS Investment Management Company (Lux.) S.a.r.l.	4 Rue Albert Borschette L-1246 Luxembourg

MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

3060097 Nova Scotia Company (NSULC)	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2

MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7

MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

The MFS Funds include the following. The address of the MFS Funds is:

111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust Massachusetts Investors Growth Stock Fund MFS Series Trust I MFS Series Trust II	MFS Variable Insurance Trust MFS Variable Insurance Trust II MFS Variable Insurance Trust III MFS Institutional Trust

MFS Series Trust III
MFS Series Trust IV	MFS Charter Income Trust
MFS Series Trust V	MFS Government Markets Income Trust

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Morgan Stanley Investment Management, Inc. (“MSIM”)

Name and Current Position with MSIM	Other Business Connections During the Past Two Years
Dan Simkowitz Managing Director and President	Managing Director of Morgan Stanley.

Stefanie Chang Yu General Counsel, Managing Director and Secretary	Managing Director and Secretary other entities affiliated with MSIM.

Thomas Torrisi Managing Director and Chief Compliance Officer	None.

Jeannine Ali Managing Director and Chief Financial Officer	Treasurer of other entities affiliated with MSIM.

John Hagarty Managing Director and Director	None.

Kenneth Topping Managing Director and Director	None.

Anita Rios Executive Director and Treasurer	None.

Tatiana Segal Managing Director and Director	None.

Anton Kuzmanov Managing Director and Director	None.

The principal address of MSIM and each of its affiliates listed above is 522 Fifth Avenue, New York, NY 10036.

SSGA Funds Management, Inc.

Below is a list of the directors and principal executive officers of SSGA Funds Management, Inc. (“SSGA FM”) and their principal occupations. Unless otherwise noted, the address of each person listed is One Iron Street, Boston, Massachusetts 02210.

Name	Principal Occupations
Ellen Needham	Chairman, Director and President of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Jeanne La Porta	Director of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Barry F.X. Smith	Director of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Lori Heinel	Director of SSGA FM; Executive Vice President of SSGA

Steven Lipiner	Director of SSGA FM; Senior Vice President/Senior Managing Director and Chief Financial Officer of SSGA

Chris Baker	Chief Compliance Officer of SSGA FM; Managing Director and Chief Compliance Officer of SSGA

Bo Trevino	Treasurer of SSGA FM; Vice President of SSGA

Sean O’Malley, Esq.	Chief Legal Officer of SSGA FM; Senior Vice President/Senior Managing Director and Deputy General Counsel of SSGA

Ann Carpenter	Chief Operating Officer of SSGA FM; Managing Director of SSGA

Timothy Corbett	Chief Risk Officer of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

Kathryn Sweeney	CTA—Chief Marketing Officer of SSGA FM; Senior Vice President/Senior Managing Director of SSGA

David Urman, Esq.	Clerk of SSGA FM; Vice President and Senior Counsel of SSGA

Dan Furman, Esq.	Assistant Clerk of SSGA FM; Managing Director and Managing Counsel of SSGA

Leanne Dunn, Esq.	Assistant Clerk of SSGA FM; Managing Director and Senior Counsel of SSGA

Mike Pastore, Esq.	Assistant Clerk of SSGA FM; Managing Director and Senior Counsel of SSGA

T. Rowe Price Associates, Inc.

T. Rowe Price Group, Inc. (“T. Rowe Price Group”), is a Maryland corporation formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is an independent asset management firm that is committed to serving the needs of investors worldwide. T. Rowe Price Group owns 100% of the stock of T. Rowe Price Associates, Inc. and is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was originally organized in 2000 as a United Kingdom limited company. Price International sponsors and serves as adviser and distributor to foreign collective investment schemes and is responsible for marketing and client servicing for Europe and the Middle East (EMEA) (ex-European Union (EU) and European Economic Area (EEA)) clients. Price International provides investment management services to registered investment companies and other institutional investors. Price International may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd, T. Rowe Price Japan, Inc., and/or T. Rowe Price Australia Limited (each a “Price Investment Adviser”), and a Price Investment Adviser may delegate investment management responsibilities to Price International. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the United Kingdom Financial Conduct Authority and licensed by other global regulators.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of clients based in Hong Kong and certain Asian countries. Price Hong Kong serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Hong Kong may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Hong Kong may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Hong Kong. Price Hong Kong is licensed with the Securities and Futures Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of clients based in Singapore and certain other Asian countries. Price Singapore serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Singapore may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Singapore may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Singapore. Price Singapore holds a Capital Markets Service License in Fund Management with the Monetary Authority of Singapore and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Japan, Inc. (“Price Japan”), a wholly owned subsidiary of Price International, was organized as a Japanese private company in 2017. Price Japan is responsible for marketing and client servicing of clients based in Japan. Price Japan may serve as adviser to the Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Japan may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Japan. Price Japan is registered with the Japan Financial Services Agency to carry out investment management business, and with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Australia Limited (“Price Australia”), a wholly owned subsidiary of Price International, was organized as an Australian public company limited by shares in 2017. Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. Price Australia may serve as adviser to Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Australia may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Australia. Price Australia holds an Australian Financial Services License with the Australian Securities and Investments Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage Division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and shareholder services to certain affiliates of Price Associates. Price Associates is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Retirement Plan Services, Inc. (“Retirement Plan Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991. Retirement Plan Services provides administrative and recordkeeping services to employee benefit plan clients. Retirement Plan Services is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“Price Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988. Price Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to other Price Investment Advisers. Price Canada is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as well as Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorite des Marches Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services provides investment advisory services to individuals, including shareholders of the Price Funds. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and

T. Rowe Price (Luxembourg) Management SÀRL (“Price Luxembourg”), a wholly owned subsidiary of Price International, was organized as a société à responsabilité limitée in Luxembourg in 1990. Price Luxembourg acts as the management company and is charged with the administration and management of certain Luxembourg funds. Price Luxembourg is responsible for marketing and client servicing for EU and EEA clients and provides investment management services to registered investment companies and other institutional investors. Price Luxembourg delegates investment management responsibilities to a Price Investment Adviser. SÀRL is regulated by the Commission de Surveillance du Secteur Financier. SÀRL outsources functions associated with such administration and management.

T. Rowe Price UK Limited (“Price UK”), a wholly owned subsidiary of Price International, was organized as a private limited company in England and Wales in 2018 and serves as the authorized corporate director of an open-ended investment company fund in the United Kingdom. Price UK is authorized by the United Kingdom Financial Conduct Authority to act as an investment fund management company.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates. The business address for each is 100 East Pratt Street, Baltimore, MD 21202

Mark S. Bartlett, Director of T. Rowe Price Group. Mr. Bartlett has been an independent director of Price Group since 2013 and serves as chair of the Audit Committee and as a member of the Executive Compensation and Management Development Committee. Until retiring in 2012, Mr. Bartlett was a partner at Ernst & Young, serving as managing partner of the firm’s Baltimore office and senior client service partner for the mid-Atlantic region. Mr. Bartlett began his career at Ernst & Young in 1972 and has extensive experience in financial services, as well as other industries. Mr. Bartlett received his B.S. from West Virginia University and attended the Executive Program at the Kellogg School of Business at Northwestern University. He also earned the designation of certified public accountant. Mr. Bartlett is a member of the board of directors and chair of the audit committees of both Rexnord Corporation and Williams Scotsman. He is also a member of the nominating and corporate governance committee of Williams Scotsman. He also serves as a member of the board of directors and a member of the audit committee of FTI Consulting, Inc. Mr. Bartlett offers the Price Group Board significant accounting and financial reporting experience as well as expertise in the accounting-related rules and regulations of the SEC from his experience as an partner of a multinational audit firm. He has extensive finance knowledge, with a broad range of experience in financing alternatives, including the sale of securities, debt offerings, and syndications.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has been an independent director of Price Group since 2012 and serves as a member of the Executive Compensation and Management Development Committee and the Nominating and Corporate Governance Committee. She serves as the chairman of Bush International, LLC, an advisor to U.S. corporations and foreign governments on international capital markets and strategic business and economic matters, since 1991. Earlier in her career, she managed global banking and corporate finance relationships at New York money center banks including Citibank, Banker’s Trust, and Chase. Ms. Bush holds an M.B.A. from the University of Chicago and a B.A. in economics and political science from Fisk University. Ms. Bush is a member of the board of directors, risk oversight committee, and nominating and corporate governance committee of Discover Financial Services; a member of the board of directors, audit and compensation committees and serves as chair of the retirement plan committee of ManTech International Corporation; a member of the board of directors, audit and compensation committees of Marriott International; and a member of the board of directors and chair of the audit committee for Bloom Energy. Ms. Bush also was a director of the Pioneer Family of Mutual Funds from 1997 to 2012 and UAL Corporation from 2006 to 2010. Ms. Bush brings to our Board extensive financial, international and governmental affairs experience, her knowledge of corporate governance and financial oversight gained from her membership on the boards of other public companies, knowledge of public policy matters, and her significant experience providing strategic advisory services in the financial and international arenas.

Dina Dublon, Director of T. Rowe Price Group. Ms. Dublon has been an independent director of Price Group since 2019 and serves as a member of the Audit Committee and the Executive Compensation and Management Development Committee. Ms. Dublon was the executive vice president and chief financial officer of JPMorgan Chase & Co., from 1998 until her retirement in 2004. Ms. Dublon previously held numerous positions at JPMorgan Chase & Co. and its predecessor companies, including corporate treasurer, managing director of the financial institutions division and head of asset liability management. Ms. Dublon received her B.A. in economics and mathematics from Hebrew University of Jerusalem and her M.S. from Carnegie Mellon University. Ms. Dublon has served as a director of PepsiCo, Inc. since 2005, where she serves as the chair of the public policy and sustainability committee and a member of the compensation committee. She previously served as chair of audit committee. From 2013 to 2018, she served on the supervisory board of Deutsche Bank A.G. and as chair of the risk committee; from 2002 to 2017, she served as a director of Accenture PLC; from 2005 to 2014 as a director of Microsoft Corporation; and from 1999 to 2002 as a director of Hartford Financial Services Group, Inc. Ms. Dublon serves on the board of overseers of Columbia University’s Mailman School of Public Health since 2018 and previously served on the faculty of Harvard Business School and on the boards of several non-profit organizations, including the Women’s Refugee Commission and Global Fund for Women. Ms. Dublon brings to our Board significant accounting and financial reporting experience as well as substantial expertise with respect to the financials sector, mergers and acquisitions, global markets, public policy, and corporate finance gained throughout her career in the financial services industry, particularly her role as executive vice president and chief financial officer of a major financial institution.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Dr. Hrabowski has been an independent director of Price Group since 2013 and serves as a member of the Audit Committee and Executive Compensation and Management Development Committee. He has served as president of the University of Maryland, Baltimore County (UMBC), since 1992. His research and publications focus on science and math education, with special emphasis on minority participation and performance. He is also a leading advocate for greater diversity in higher education. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. Dr. Hrabowski holds a Ph.D. in higher education administration and statistics and an M.A. in mathematics from the University of Illinois at Urbana-Champaign. He also holds a B.A. in mathematics from Hampton Institute (now Hampton University). Dr. Hrabowski serves as director and member of the corporate and governance committee of McCormick & Company, Inc. Dr. Hrabowski also served on the board of Constellation Energy Group, Inc., until 2012. Dr. Hrabowski brings to our Board valuable strategic and management leadership experience from his role as president of a public university, as well as his extensive knowledge and dedication to greater education and workforce development. He also contributes corporate governance oversight from his experience serving as a director on other public-company boards.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan has been an independent director of Price Group since 2010 and serves as chair of the Executive Compensation and Management Development Committee and as a member of the Audit and Executive Committees. Since November 2009, Mr. MacLellan has been the nonexecutive chairman of Northleaf Capital Partners, an independent global private markets fund manager and advisor. From 2003 to November 2009, Mr. MacLellan served as chief investment officer of TD Bank Financial Group (TDBFG), where he was responsible for overseeing the management of investments for its Employee Pension Fund, The Toronto-Dominion Bank, TD Mutual Funds, and TD Capital Group. Earlier in his career, Mr. MacLellan was managing director of Lancaster Financial Holdings, a merchant banking group acquired by TDBFG in March 1995. Prior to that, he was vice president and director at McLeod Young Weir Limited (Scotia McLeod) and a member of the corporate finance department responsible for a large number of corporate underwritings and financial advisory assignments. Mr. MacLellan holds a B.Comm. from Carleton University and an M.B.A. from Harvard University, and is a chartered accountant. From 2012 to 2018, Mr. MacLellan was the chairman of Yellow Media, Inc., a public company based in Montreal. Since 2018, Mr. MacLellan has served as a member of the board of directors of Magna International, Inc., a public company based in Aurora, Ontario, and is chair of its audit committee. Mr. MacLellan brings substantial experience and perspective to our Board with respect to the financial services industry, particularly his expertise with respect to investment-related matters, including those relating to the mutual fund industry and the institutional management of investment funds, based on his tenure as chief investment officer of a major financial institution. He also brings an international perspective to our Board as well as significant accounting and financial reporting experience.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe has been an independent director of Price Group since June 2013 and serves as chair of the Nominating and Corporate Governance Committee and as a member of the Executive Compensation and Management Development Committee. She is chairman and chief executive officer of Olympia Snowe, LLC, a policy and communications consulting firm, and a member of the board of directors and senior fellow at the Bipartisan Policy Center. Ms. Snowe served in the U.S. Senate for the State of Maine from 1995 to 2013 and as a member of the U.S. House of Representatives from 1979 to 1995. While in the U.S. Senate, she served as chair and was the ranking member of the Senate Committee on Small Business and Entrepreneurship and served on the Senate Finance Committee. She also served as chair of the Subcommittee on Seapower for the Senate Armed Services Committee. Ms. Snowe earned a B.S. from the University of Maine and has received honorary degrees from many colleges and universities. Ms. Snowe is a member of the board of directors of Synchrony Financial and serves as a member of the audit committee and as chair of the nominating and corporate governance committee, as well as a director on the board of Synchrony Bank and member of its audit committee. Ms. Snowe previously served on the board of directors of Aetna Inc., a diversified health care benefits company, where she was a member of the audit committee and the medical affairs committee from 2014 to 2018. Ms. Snowe brings a broad range of valuable leadership and public policy experience to our Board. She also has extensive experience with complex issues relevant to the Company’s business, including budget and fiscal responsibility, economic, tax and regulatory policy, education, retirement and aging, women’s issues, health care, foreign affairs, and national security.

Robert J. Stevens, Director of T. Rowe Price Group. Mr. Stevens has been an independent director of Price Group since 2019 and serves as a member of the Executive Compensation and Management Development Committee and the Nominating and Corporate Governance Committee. Mr. Stevens is the former chairman, president and chief executive officer of Lockheed Martin Corporation. He was elected chairman in April 2005 and served as executive chairman from January through December 2013. He also served as Lockheed Martin’s chief executive officer from August 2004 through December 2012. Previously, he held a variety of increasingly responsible executive positions with Lockheed Martin, including president and chief operating officer, chief financial officer, and head of strategic planning. Mr. Stevens received his B.A. from Slippery Rock University of Pennsylvania, his M.S. in industrial engineering from the New York University Tandon School of Engineering, and his M.S. in business from Columbia University. From 2002 to 2018, Mr. Stevens was the lead independent director of Monsanto Corporation, where he also served as the chair of the nominating and corporate governance committee and a member of the audit committee, and from 2015 to 2018 served as a director of United States Steel Corporation, where he was on the corporate governance and public policy committee and the compensation and organization committee. Mr. Stevens is an emeritus director of the board of directors of the Congressional Medal of Honor Foundation, the Marine Corps Scholarship Foundation and is a member of the Council on Foreign Relations. Mr. Stevens brings to our Board significant executive management experience. He also adds additional perspective to our Board regarding matters relating to financial matters, mergers and acquisitions, strategic leadership, and international operational experience based on his tenure as chief executive officer of a publicly traded, multinational corporation.

Richard R. Verma, Director of T. Rowe Price Group. Mr. Verma has been an independent director of Price Group since 2018 and serves as a member of the Audit Committee and the Executive Compensation and Management Development Committee. Mr. Verma is vice chairman and partner at The Asia Group. He previously served as United States ambassador to India from 2014 to 2017. Prior to his service as U.S. ambassador, Mr. Verma joined Steptoe & Johnson LLP, a global law firm, in 1998 and held many roles, including partner and senior counselor from 2011 to 2014. Mr. Verma also served as assistant secretary of state for legislative affairs from 2009 to 2011 and senior national security advisor to the Senate majority leader from 2004 to 2007. Mr. Verma is a U.S. Air Force veteran who, during active duty, served as judge advocate. Mr. Verma holds a B.S. in industrial engineering from Lehigh University, an L.L.M. in international law from Georgetown University Law Center, and a J.D. from American University’s Washington College of Law. Mr. Verma brings substantial experience and a global perspective to our Board with respect to public policy, business, foreign and legislative affairs, strategic leadership, and corporate social responsibility.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg has been an independent director of Price Group since 2016 and serves as a member of the Audit Committee and the Executive Compensation and Management Development Committee. From 2015 to 2019, Ms. Wijnberg served as executive advisor of Aquiline Holdings, LLC, a private-equity investment firm specializing in the financial services sector. From 2007 to 2014, she was a partner and chief administrative officer of Aquiline Holdings LLC, a registered investment advisor and the holding company for Aquiline Capital Partners. Previously, Ms. Wijnberg served as the senior vice president and chief financial officer of Marsh & McLennan Companies, Inc., and was treasurer and interim chief financial officer of YUM! Brands, Inc. Prior to that she held financial positions with PepsiCo, Inc., and worked in investment banking at Morgan Stanley. In addition, from 2014 through 2015, Ms. Wijnberg was deputy head of mission for the Office of the Quartet, a development project under the auspices of the United Nations. Ms. Wijnberg holds a B.A. in English literature from the University of California, Los Angeles, and an M.B.A. from the University of Southern California’s Marshall School of Business, for which she is a member of the Board of Leaders. Ms. Wijnberg currently serves as a member of the board of directors, chair of the audit committee, and member of the nominating and corporate governance committee of Automatic Data Processing, Inc. and as a member of the board of directors, the finance committee, and the audit committee of Cognizant Technology Solutions Corp. From 2003 to 2016, she served on the Board of Directors of Tyco International, PLC, and from 2007 to 2009, she served on the board of directors of TE Connectivity, Inc. She is also a director of two non-profits: Seeds of Peace and Spark MicroGrants, and is a trustee of the John Simon Guggenheim Memorial Foundation. Ms. Wijnberg brings to our Board a global perspective along with substantial financials sector, corporate finance, and management experience, based on her roles at Aquiline Capital Partners, Marsh & McLellan, and YUM! Brands, Inc.

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson has been an independent director of Price Group since 2015 and serves as a member of the Executive Committee, the Executive Compensation and Management Development Committee, and the Nominating and Corporate Governance Committee. He is also the lead independent director of the board. Mr. Wilson retired as executive chairman of McCormick & Company, Inc. in 2017, where he held many executive management roles, including chairman, president, and chief executive officer. Mr. Wilson graduated from the University of Tennessee in 1980 with a B.S. in communications. He attended school on a R.O.T.C. scholarship and, following college, served as a U.S. Army captain, with tours in the United States, United Kingdom, and Germany. Mr. Wilson currently serves on the board of directors of Westrock Company and is a member of the finance committee and the nominating and corporate governance committee. He also chairs the board of visitors of University of Maryland, Baltimore County and currently serves on the University of Tennessee’s Board of Trustees and the University of Tennessee’s Business School advisory board. Mr. Wilson brings to our Board significant executive management experience, having led a publicly traded, multinational company. He also adds additional perspective to the Board regarding matters relating to general management, strategic leadership, and financial matters.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds:

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Phillipe Ayral	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Emma Beal	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Vice President
	T. Rowe Price (Switzerland) GmbH	Authorized Signer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director Vice President Assistant Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price UK Limited	Director Vice President Authorized Signer
Archibald A. Ciganer	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Graeme De Moor	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Director

Name	Company Name	Position Held With Company
Kuniaki Doi	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
Céline Dufétel	T. Rowe Price (Luxembourg) Management SÀRL	Vice President Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President Treasurer
	T. Rowe Price International Ltd	Director
	T. Rowe Price Investment Services, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Services, Inc.	Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
	TRP Colorado Springs, LLC	President
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	President
	TRP Suburban Second, Inc.	President
	TRPH Corporation	Director President
Jeremy M. Fisher	T. Rowe Price (Luxembourg) Management SÀRL	Vice President
	T. Rowe Price (Switzerland) GmbH	Director Managing Officer
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer Vice President
	T. Rowe Price International Ltd	Director Chief Compliance Officer Vice President
	T. Rowe Price Japan, Inc.	Vice President Auditor
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer Vice President
	T. Rowe Price UK Limited	Director Vice President Authorized Signer
John R. Gilner	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Advisory Services, Inc.	Vice President
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
Robert C.T. Higginbotham	T. Rowe Price (Canada), Inc.	Chairman of the Board President
	T. Rowe Price (Luxembourg) Management SÀRL	Chairman of the Board
Chief Executive Officer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Chairman of the Board Chief Executive Officer President
	T. Rowe Price UK Limited	Chairman of the Board President

Name	Company Name	Position Held With Company
Naoyuki Honda	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Company’s Representative Vice President
Yasuo Miyajima	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
David Oestreicher	T. Rowe Price (Canada), Inc.	Vice President Secretary
	T. Rowe Price (Luxembourg) Management SÀRL	Director Vice President Secretary Authorized Signer
	T. Rowe Price Advisory Services, Inc.	Director Secretary
	T. Rowe Price Associates, Inc.	Director Vice President Secretary
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Chief Legal Officer Vice President Secretary
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President Secretary
	T. Rowe Price Investment Services, Inc.	Director Vice President Secretary
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director Vice President Secretary
	T. Rowe Price Services, Inc.	Director Vice President Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Director Chairman of the Board Chief Executive Officer President Secretary
	T. Rowe Price UK Limited	Vice President Secretary
Authorized Signer
	TRP Colorado Springs, LLC	Secretary
	TRP Office Florida, LLC	Secretary
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	TRPH Corporation	Director Vice President Secretary

Name	Company Name	Position Held With Company
Robert W. Sharps	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director Chairman of the Board President

Name	Company Name	Position Held With Company
	T. Rowe Price Group, Inc.	Director Chairman of the Board Chief Executive Officer President
	T. Rowe Price International Ltd	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer
Nicholas S. Trueman	T. Rowe Price Australia Limited	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Director
	T. Rowe Price Singapore Private Ltd.	Director Chief Executive Officer
Hiroshi Watanabe	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director Vice President
William R. Weible	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Risk Officer Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director
Ernest C. Yeung	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director Vice President Responsible Officer

Certain directors and officers of T. Rowe Price Group and T. Rowe Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Vontobel Asset Management, Inc.

Name and Current Position with Vontobel Asset Management, Inc.	Other Business Connections During the Past Two Years
Heinrich Schlegel Chairman of the Board of Directors	Chairman of the Board of Directors for Vontobel Asset Management, Inc.

Thomas Heinzl Director	CFO, Vontobel Group, Zurich Switzerland COO UBS Asset Management and Chairman of UBS Asset Management Switzerland

Zeno Staub Director	CEO, Vontobel Group, Zurich Switzerland Member, Group Executive Board

Felix Lenhard Director	COO Vontobel Group, Switzerland Member, Group Executive Board

The principal business address of Vontobel Group is Gotthardstrasse 43, CH-8022 Zurich, Switzerland.

Item 32.	Principal Underwriters

Not Applicable.

Item 33.	Location of Accounts and Records

Penn Mutual Life Insurance Co. 600 Dresher Road Horsham, PA 19044	Vontobel Asset Management, Inc. 1540 Broadway, 38th Floor New York, NY 10036

Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044	Janus Capital Management, LLC 151 Detroit Street Denver, CO 80206-4921

The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282

BNY Mellon Investment Servicing (US) Inc. Bellevue Corporate Center 301 Bellevue Parkway Wilmington, DE 19809	The Bank of New York Mellon Bellevue Corporate Center 301 Bellevue Parkway Wilmington, DE 19809

T. Rowe Price Associates, Inc. 100 E. Pratt Street Baltimore, MD 21202	Delaware Investments Fund Advisers 100 Independence 610 Market Street Philadelphia, Pennsylvania 19106

Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Eaton Vance Management Two International Place Boston, MA 02110

Penn Mutual Asset Management, LLC 600 Dresher Rd., Suite 31 Horsham, PA 19044	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111-7709

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Morgan Stanley Investment Management, Inc. 522 Fifth Avenue New York, NY 10036

Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7632	SSGA Funds Management, Inc. One Iron Street Boston, MA 02210

Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, NY 10017

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania, on this 28th day of February, 2022.

PENN SERIES FUNDS, INC.

    (Registrant)

By: /s/ Keith Huckerby

      Keith Huckerby, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 28th day of February, 2022.

Signature	Title

/s/ Keith Huckerby	President (Principal Executive Officer)
Keith Huckerby

/s/ Steven Viola Steven Viola	Treasurer (Principal Financial Officer and Principal Accounting Officer)

* David M. O’Malley	Director

* Joanne B. Mack	Director

* David B. Pudlin	Director

* Archie Craig MacKinlay	Director

* Rebecca Matthias	Director

* Marie K. Karpinski	Director

*By:/s/ Keith Huckerby

        Keith Huckerby, Attorney-In-Fact